As filed with the Securities and Exchange Commission on August 29, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22378

DoubleLine Funds Trust
(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Address of principal executive offices) (Zip code)

Ronald R. Redell
DoubleLine Funds Trust
333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Name and address of agent for service)

(213) 633-8200
Registrant's telephone number, including area code

Date of fiscal year end:  March 31, 2014

Date of reporting period:  June 30, 2013

Item 1. Schedule of Investments.

DoubleLine Total Return Bond Fund
Schedule of Investments
June 30, 2013 (Unaudited)

Principal Amount/Shares	Security Description	Rate		Maturity	Value $
Collateralized Loan Obligations - 2.9%
3,750,000	ALM Loan Funding, Series 2012-6A-C	5.02%	# ^	06/14/2023	3,745,027
25,000,000	ALM Loan Funding, Series 2012-7A-A1	1.70%	# ^	10/19/2024	25,105,811
17,000,000	ALM Loan Funding, Series 2012-7A-A2	2.58%	# ^	10/19/2024	17,092,432
20,000,000	Anchorage Capital Ltd., Series 2013-1A-A1	1.47%	# ^	07/13/2025	19,884,000
378,177	ARES Ltd., Series 2006-5RA-A2	0.52%	# ^	02/24/2018	377,851
13,841,846	ARES Ltd., Series 2006-6RA-A2	0.55%	#	03/12/2018	13,685,793
100,000,000	ARES Ltd., Series 2011-16A-AR	1.25%	# ^	05/17/2021	100,181,231
25,000,000	ARES Ltd., Series 2013-1A-B	2.06%	# ^	04/15/2025	24,985,389
6,500,000	ARES Ltd., Series 2013-1A-D	4.06%	# ^	04/15/2025	6,287,421
653,376	Atrium Corporation, Series 3A-A1	0.60%	# ^	10/27/2016	653,885
3,276,503	Black Diamond Ltd., Series 2005-1A-A1	0.54%	# ^	06/20/2017	3,275,726
25,000,000	BlueMountain Ltd., Series 2012-2A-A1	1.69%	# ^	11/20/2024	25,078,570
19,000,000	BlueMountain Ltd., Series 2012-2A-B1	2.33%	# ^	11/20/2024	18,836,230
16,150,000	BlueMountain Ltd., Series 2012-2A-C	3.02%	# ^	11/20/2024	15,928,401
154,000,000	BMI Trust, Series 2013-1AR-A1R	1.22%	# ^	08/01/2021	154,201,705
17,000,000	Brookside Mill Ltd., Series 2013-1A-C1	2.92%	# ^	04/17/2025	16,853,490
543,377	Canyon Capital Ltd., Series 2004-1A-A1A	0.66%	# ^	10/15/2016	544,125
9,500,000	Canyon Capital Ltd., Series 2012-1A-B1	2.23%	# ^	01/15/2024	9,540,481
3,000,000	Centurion Ltd., Series 2005-10A-D	2.02%	# ^	12/15/2017	2,854,992
2,500,000	Centurion Ltd., Series 2005-8X-C	2.27%	#	03/08/2017	2,387,546
10,500,000	Crown Point Ltd., Series 2012-1A-A1LB	1.77%	# ^	11/21/2022	10,499,313
1,443,136	Dryden Leveraged Loan, Series 2005-8A-A	0.52%	# ^	05/22/2017	1,438,524
4,000,000	Dryden Senior Loan Fund, Series 2012-24A-D	5.03%	# ^	11/15/2023	3,993,214
10,000,000	Dryden Senior Loan Fund, Series 2012-25A-B1	2.58%	# ^	01/15/2025	10,084,023
10,000,000	Fortress Credit Ltd., Series 2013-1A-A	1.54%	# ^	01/19/2025	10,010,302
10,000,000	Fortress Credit Ltd., Series 2013-1A-B	2.26%	# ^	01/19/2025	9,966,104
13,046,413	Galaxy Ltd., Series 2005-5A-A1	0.54%	# ^	10/20/2017	13,052,067
13,000,000	Galaxy Ltd., Series 2013-15A-B	2.13%	# ^	04/15/2025	12,940,818
13,100,000	Galaxy Ltd., Series 2013-15A-C	2.88%	# ^	04/15/2025	12,801,559
6,125,000	Galaxy Ltd., Series 2013-15A-D	3.68%	# ^	04/15/2025	5,756,442
6,362,986	Gannett Peak Ltd., Series 2006-1A-A1A	0.53%	# ^	10/27/2020	6,316,158
25,000,000	GLG Ore Hill Ltd., Series 2013-1A-A	1.40%	# ^	07/15/2025	24,950,421
30,000,000	ICE Global Credit Ltd., Series 2013-1A-A1	2.08%	# ^	04/20/2024	29,847,000
25,000,000	ICE Global Credit Ltd., Series 2013-1A-B2	2.88%	# ^	04/20/2024	24,812,500
9,000,000	ICE Global Credit Ltd., Series 2013-1A-X	1.33%	# ^	04/20/2015	8,997,300
4,500,000	Kingsland Ltd., Series 2005-1A-C1	2.07%	# ^	06/13/2019	4,330,667
500,000	Kingsland Ltd., Series 2005-1A-C2	6.13%	^	06/13/2019	490,503
2,352,989	KKR Financial Corporation, Series 2006-1A-A1	0.55%	# ^	08/25/2018	2,339,445
18,537,639	KKR Financial Corporation, Series 2007-AA-A	1.03%	# ^	10/15/2017	18,541,527
20,000,000	KVK Ltd., Series 2013-1A-A	1.70%	# ^	04/14/2025	20,025,195
3,000,000	LCM LP, Series 10X-A	1.76%	#	04/15/2022	3,002,650
3,650,000	LCM LP, Series 11A-D2	4.23%	# ^	04/19/2022	3,580,516
20,000,000	LCM LP, Series 12A-A	1.75%	# ^	10/19/2022	19,991,882
12,600,000	LCM LP, Series 13A-C	3.18%	# ^	01/19/2023	12,498,549
17,000,000	Marathon Ltd., Series 2013-5A-A2A	2.64%	# ^	02/21/2025	17,092,030
2,000,000	Marea Ltd., Series 2012-1A-D	4.83%	# ^	10/16/2023	1,999,124
9,000,000	Nomad Ltd., Series 2013-1A-B	3.23%	# ^	01/15/2025	8,941,891
3,500,000	Nomad Ltd., Series 2013-1A-C	3.78%	# ^	01/15/2025	3,347,735
30,000,000	Northwoods Capital Corporation, Series 2012-9A-A	1.70%	# ^	01/18/2024	30,176,163
25,000,000	Oak Hill Credit Partners, Series 2012-7A-A	1.69%	# ^	11/20/2023	25,048,634
18,000,000	Oak Hill Credit Partners, Series 2012-7A-B1	2.52%	# ^	11/20/2023	18,026,816
35,000,000	OCP Ltd., Series 2012-2A-A2	1.68%	# ^	11/22/2023	35,154,562
3,263,820	OCP Ltd., Series 2012-2A-X2	1.75%	# ^	11/22/2023	3,279,344
10,000,000	OCP Ltd., Series 2013-3A-B	3.03%	# ^	01/17/2025	9,838,930
10,000,000	OHA Intrepid Leverage Loan Fund Ltd., Series 2011-1AR-DR	3.33%	# ^	04/20/2021	9,937,683
25,000,000	Race Point Ltd., Series 2012-7A-A	1.70%	# ^	11/08/2024	25,048,626
24,000,000	Race Point Ltd., Series 2012-7A-B	2.53%	# ^	11/08/2024	24,035,789
5,500,000	Race Point Ltd., Series 2013-8A-B	2.17%	# ^	02/20/2025	5,527,458
222,302	Race Point Ltd., Series 2013-8A-X	1.27%	# ^	02/20/2025	222,357
3,200,000	Saturn Ltd., Series 2007-1A-D	4.28%	# ^	05/13/2022	2,880,241
495,176	Suffield Ltd., Series 4-A	2.35%	# ^	09/26/2014	496,198
25,000,000	Symphony Ltd., Series 2013-11A-B1	2.46%	# ^	01/17/2025	25,049,650
2,532,951	TCW Global Project Fund Ltd., Series 2004-1A-REV	0.93%	# ^	06/15/2016	2,520,286
1,164,093	Tricadia Ltd., Series 2003-1AR-A3L	0.97%	# ^	02/28/2016	1,162,928
2,000,000	WhiteHorse Ltd., Series 2006-1A-B1L	2.12%	# ^	05/01/2018	1,939,607
50,000,000	WhiteHorse Ltd., Series 2012-1A-A1L	1.67%	# ^	02/03/2025	50,245,845
59,000,000	Wind River Ltd., Series 2012-1A-A	1.96%	# ^	01/15/2024	59,152,758
17,000,000	Wind River Ltd., Series 2012-1A-B1	2.66%	# ^	01/15/2024	17,043,922
13,750,000	Wind River Ltd., Series 2012-1A-C1	3.61%	# ^	01/15/2024	13,702,780
Total Collateralized Loan Obligations (Cost $1,118,700,324)					1,123,638,142

Non-Agency Commercial Mortgage Backed Obligations - 5.9%
19,741,000	Banc of America Commercial Mortgage, Inc., Series 2006-4-AM	5.68%		07/10/2046	21,931,698
93,964,769	Banc of America Commercial Mortgage, Inc., Series 2006-4-XP	0.41%	# I/O	07/10/2046	50,929
18,915,000	Banc of America Commercial Mortgage, Inc., Series 2007-1-AMFX	5.48%	#	01/15/2049	19,841,409
11,700,000	Banc of America Commercial Mortgage, Inc., Series 2007-2-AM	5.63%	#	04/10/2049	12,902,087
52,650,000	Banc of America Commercial Mortgage, Inc., Series 2007-5-AM	5.77%	#	02/10/2051	56,946,187
306,436,044	Banc of America Commercial Mortgage, Inc., Series 2007-5-XW	0.37%	# ^ I/O	02/10/2051	3,368,039
56,534	Bear Stearns Commercial Mortgage Securities, Inc., Series 2002-TOP8-A2	4.83%		08/15/2038	56,528
15,477,668	Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR3-A4	4.72%		02/11/2041	15,649,672
11,850,867	Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR4-A3	5.47%	#	06/11/2041	12,190,946
15,657,985	Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-T14-A4	5.20%	#	01/12/2041	15,883,710
12,500,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T18-AJ	5.01%	#	02/13/2042	13,136,237
19,225,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW14-AM	5.24%		12/11/2038	21,013,165
30,900,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW16-AM	5.71%	#	06/11/2040	34,452,449
12,815,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW17-AMFL	0.85%	# ^	06/11/2050	12,212,387
5,101,408	Capital Trust, Series 2005-3A-A2	5.16%	^	06/25/2035	5,075,901
116,749	CD Commercial Mortgage Trust, Series 2005-CD1-A2FL	0.31%	#	07/15/2044	116,696
4,614,191	CD Commercial Mortgage Trust, Series 2006-CD2-AAB	5.51%	#	01/15/2046	4,699,424
37,500,000	CD Commercial Mortgage Trust, Series 2006-CD2-AM	5.53%	#	01/15/2046	40,191,356
3,939,503	CD Commercial Mortgage Trust, Series 2007-CD4-ASB	5.28%		12/11/2049	4,083,456
496,270,299	CD Commercial Mortgage Trust, Series 2007-CD5-XP	0.31%	# ^ I/O	11/15/2044	1,444,643
77,690,000	CD Commercial Mortgage Trust, Series 2007-CS4-AMFX	5.37%	#	12/11/2049	78,645,393
14,503,000	Citigroup Commercial Mortgage Trust, Series 2005-C3-AM	4.83%	#	05/15/2043	15,158,876
5,670,124	Citigroup Commercial Mortgage Trust, Series 2006-C4-ASB	5.94%	#	03/15/2049	5,829,480
14,140,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AM	5.70%	#	12/10/2049	15,550,642
11,250,000	Citigroup Commercial Mortgage Trust, Series 2008-C7-AM	6.13%	#	12/10/2049	12,410,702
305,046,504	Citigroup Commercial Mortgage Trust, Series 2012-GC8-XA	2.25%	# ^ I/O	09/10/2045	37,714,272
7,650,000	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	7,180,757
22,750,000	COBALT Commercial Mortgage Trust, Series 2007-C2-AMFX	5.53%	#	04/15/2047	25,096,446
95,889,756	Commercial Mortgage Pass-Through Certificates, Series 2002-LC4-XA	2.51%	# ^ I/O	12/10/2044	13,956,802
4,700,000	Commercial Mortgage Pass-Through Certificates, Series 2006-C8-AM	5.35%		12/10/2046	5,107,459
73,744	Commercial Mortgage Pass-Through Certificates, Series 2007-C9-A2	5.80%	#	12/10/2049	73,621
8,494,191	Commercial Mortgage Pass-Through Certificates, Series 2007-C9-AJFL	0.88%	# ^	12/10/2049	7,461,272
40,519,626	Commercial Mortgage Pass-Through Certificates, Series 2012-CR2-XA	2.12%	# I/O	08/15/2045	4,761,340
189,946,272	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3-XA	2.37%	# I/O	11/15/2045	25,166,741
12,200,000	Commercial Mortgage Pass-Through Certificates, Series 2012-FL2-GP1	3.69%	# ^	09/17/2029	12,200,000
18,684,413	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP-A	2.14%	# ^	11/17/2026	18,847,873
3,500,000	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP-B	1.80%	# ^	11/17/2026	3,486,845
3,200,000	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP-C	2.35%	# ^	11/17/2026	3,208,496
94,114,079	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP-XACP	1.96%	# ^ I/O	12/17/2014	2,577,785
70,506,326	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP-XBCP	1.58%	# ^ I/O	12/17/2014	1,569,823
3,050,000	Credit Suisse First Boston Mortgage Securities Corporation, Series 1998-C2-F	6.75%	# ^	11/15/2030	3,180,882
1,144,739	Credit Suisse First Boston Mortgage Securities Corporation, Series 2001-CF2-G	6.93%	^	02/15/2034	1,120,538
9,317,048	Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-C1-A4	4.75%	#	01/15/2037	9,402,997
7,675,000	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-C6-AM	5.23%	#	12/15/2040	8,196,842
4,750,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C3-AJ	5.99%	#	06/15/2038	4,638,126
2,135,663	Credit Suisse Mortgage Capital Certificates, Series 2006-C3-AM	5.99%	#	06/15/2038	2,328,671
51,221,320	Credit Suisse Mortgage Capital Certificates, Series 2006-C5-AM	5.34%		12/15/2039	54,376,937
24,753,631	Credit Suisse Mortgage Capital Certificates, Series 2006-TF2A-A2	0.36%	# ^	10/15/2021	24,358,489
5,963,456	Credit Suisse Mortgage Capital Certificates, Series 2006-TF2A-SVA1	0.42%	# ^	10/15/2021	5,947,882
1,153,445,986	Credit Suisse Mortgage Capital Certificates, Series 2007-C1-ASP	0.57%	# I/O	02/15/2040	3,294,242
8,000,000	Credit Suisse Mortgage Capital Certificates, Series 2007-TFLA-B	0.34%	# ^	02/15/2022	7,900,744
24,000,000	Credit Suisse Mortgage Capital Certificates, Series 2007-TFLA-C	0.36%	# ^	02/15/2022	23,623,164
16,900,000	Credit Suisse Mortgage Capital Certificates, Series 2009-RR2-IQB	5.69%	# ^	04/16/2049	18,075,530
8,800,000	Credit Suisse Mortgage Capital Certificates, Series 2010-RR1-1B	5.69%	# ^	04/16/2049	9,605,622
5,150,000	Credit Suisse Mortgage Capital Certificates, Series 2010-RR2-3B	5.34%	# ^	12/15/2043	5,609,753
10,000,000	Credit Suisse Mortgage Capital Certificates, Series 2010-RR5-2B	5.34%	# ^	12/18/2043	10,881,503
14,554,963	DBRR Trust, Series 2011-C32-A3B	5.94%	# ^	06/17/2049	15,693,183
3,823,607	DBRR Trust, Series 2012-EZ1-A	0.95%	^	09/25/2045	3,823,225
201,972,933	DBUBS Mortgage Trust, Series 2011-LC2A-XA	1.43%	# ^ I/O	07/10/2044	12,595,032
15,733,949	DDR Corporation, Series 2009-DDR1-A	3.81%	^	10/14/2022	16,204,174
8,000,000	Del Coronado Trust, Series 2013-HDC-D	2.14%	# ^	03/15/2026	7,917,044
9,550,000	Del Coronado Trust, Series 2013-HDC-E	2.84%	# ^	03/15/2026	9,348,251
5,500,000	Del Coronado Trust, Series 2013-HDMZ-M	5.19%	# ^	03/15/2018	5,528,600
3,500,000	Extended Stay American Trust, Series 2013-ESFL-DFL	3.33%	# ^	12/05/2031	3,528,803
8,000,000	Extended Stay American Trust, Series 2013-ESH5-A15	1.28%	^	12/05/2031	7,934,400
7,500,000	Extended Stay American Trust, Series 2013-ESHM-M	7.63%	^	12/05/2019	7,609,886
13,175,000	Fontainebleau Miami Beach Trust, Series 2012-FBLU-C	4.27%	^	05/05/2027	13,538,373
5,000,000	Fontainebleau Miami Beach Trust, Series 2012-FBLU-E	5.25%	^	05/05/2027	5,161,115
7,000,000	GE Capital Commercial Mortgage Corporation, Series 2004-C3-B	5.33%	#	07/10/2039	7,243,190
11,781,000	GE Capital Commercial Mortgage Corporation, Series 2005-C2-B	5.11%	#	05/10/2043	12,402,560
3,500,000	GMAC Commercial Mortgage Securities, Inc., Series 2003-C2-E	5.47%	#	05/10/2040	3,508,640
4,105,237	GMAC Commercial Mortgage Securities, Inc., Series 2004-C3-A4	4.55%		12/10/2041	4,118,185
23,800,000	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1-AJ	5.35%	#	11/10/2045	22,615,081
6,575,000	Greenwich Capital Commercial Funding Corporation, Series 2003-C2-B	5.03%		01/05/2036	6,637,749
4,000,000	Greenwich Capital Commercial Funding Corporation, Series 2003-C2-C	5.07%	#	01/05/2036	4,040,342
7,936,000	Greenwich Capital Commercial Funding Corporation, Series 2004-FL2A-D	0.50%	# ^	11/05/2019	7,847,272
6,500,000	Greenwich Capital Commercial Funding Corporation, Series 2004-FL2A-G	0.67%	# ^	11/05/2019	5,926,827
20,540,000	Greenwich Capital Commercial Funding Corporation, Series 2005-GG5-AM	5.28%	#	04/10/2037	21,868,045
7,000,000	Greenwich Capital Commercial Funding Corporation, Series 2006-GG7-AM	5.86%	#	07/10/2038	7,667,394
8,350,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AM	5.87%	#	12/10/2049	8,973,545
43,194,500	Greenwich Capital Commercial Funding Corporation, Series 2007-GG9-AM	5.48%		03/10/2039	45,533,245
21,460,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG9-AMFX	5.48%		03/10/2039	22,933,626
12,100,000	GS Mortgage Securities Corporation, Series 2006-GG6-AJ	5.63%	#	04/10/2038	11,786,435
9,055,000	GS Mortgage Securities Corporation, Series 2006-GG6-AM	5.62%	#	04/10/2038	9,706,127
187,461,336	GS Mortgage Securities Corporation, Series 2006-GG6-XC	0.08%	# ^ I/O	04/10/2038	282,692
59,414,000	GS Mortgage Securities Corporation, Series 2006-GG8-AJ	5.62%		11/10/2039	55,951,827
25,000,000	GS Mortgage Securities Corporation, Series 2006-GG8-AM	5.59%		11/10/2039	27,195,300
43,200,000	GS Mortgage Securities Corporation, Series 2007-EOP-A2	1.26%	# ^	03/06/2020	43,326,122
35,498,473	GS Mortgage Securities Corporation, Series 2011-GC3-X	1.11%	# ^ I/O	03/10/2044	1,623,895
116,501,625	GS Mortgage Securities Corporation, Series 2012-GC6-XA	2.18%	# ^ I/O	01/10/2045	14,818,832
3,636,291	GS Mortgage Securities Corporation, Series 2012-GCJ7-A1	1.14%		05/10/2045	3,649,549
1,500,000	GS Mortgage Securities Corporation, Series 2013-KYO-A	2.79%	# ^	11/08/2029	1,502,325
3,700,000	GS Mortgage Securities Corporation, Series 2013-KYO-D	1.04%	# ^	11/08/2029	3,686,082
19,500,000	GS Mortgage Securities Corporation, Series 2013-KYO-E	3.79%	# ^	11/08/2029	19,061,767
2,555,823	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2001-CIB2-C	6.74%	#	04/15/2035	2,566,012
2,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2003-LN1-D	5.19%	#	10/15/2037	2,010,091
1,078,710	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-C3-A4	4.66%		01/15/2042	1,079,165
1,141,020	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CB8-A1A	4.16%	^	01/12/2039	1,156,765
21,687,414	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CBX-A5	4.65%		01/12/2037	21,755,566
22,555,457	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CBX-X1	0.69%	# ^ I/O	01/12/2037	211,638
5,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-LN2-A2	5.12%		07/15/2041	5,187,178
20,580,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2005-CIBC12-AJ	4.99%	#	09/12/2037	21,499,556
102,191,159	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2005-LDP4-X1	0.36%	# ^ I/O	10/15/2042	491,846
287,337,691	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-CB16-X2	0.71%	# I/O	05/12/2045	353,425
9,704,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP7-AM	6.06%	#	04/15/2045	10,690,630
148,952,858	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8-X	0.73%	# I/O	05/15/2045	2,245,390
8,903,887	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-C1-ASB	5.86%		02/15/2051	9,674,617
24,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-AMFX	5.40%		06/12/2047	25,946,772
174,876,085	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-X	0.27%	# I/O	06/12/2047	1,709,239
21,380,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-AM	5.87%	#	02/12/2051	24,108,751
1,268,179,039	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-X1	0.14%	# ^ I/O	02/12/2051	11,705,293
6,900,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC18-AM	5.47%	#	06/12/2047	7,598,494
15,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC19-AM	5.71%	#	02/12/2049	16,303,418
34,390,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-LD12-AM	6.20%	#	02/15/2051	37,337,257
11,336,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2009-RR2-GEB	5.54%	^	12/17/2049	12,263,636
2,117,564	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-CCHP-A	2.60%	# ^	07/15/2028	2,117,531
5,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-CCHP-B	3.50%	# ^	07/15/2028	5,002,265
3,619,003	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-PLSD-A1	2.19%	^	11/13/2044	3,675,425
229,485,034	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C6-XA	2.18%	# I/O	05/15/2045	25,272,498
492,186,671	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C8-XA	2.37%	# I/O	10/15/2045	60,562,339
199,909,683	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	2.21%	# I/O	06/15/2045	21,255,197
16,350,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-PHH-A	1.86%	# ^	10/15/2025	16,469,952
19,700,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-PHH-B	2.06%	# ^	10/15/2025	19,814,615
9,700,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-PHH-C	2.56%	# ^	10/15/2025	9,763,598
1,550,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-PHH-E	3.46%	# ^	10/15/2025	1,537,255
12,300,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2013-FL3-A1	0.99%	# ^	04/15/2028	12,259,804
8,300,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2013-FL3-A2	0.89%	# ^	04/15/2028	8,281,267
7,550,000	LB Commercial Mortgage Trust, Series 2007-C3-AMFL	6.08%	# ^	07/15/2044	8,396,072
5,614,000	LB-UBS Commercial Mortgage Trust, Series 2004-C7-B	4.84%	#	10/15/2036	5,833,872
4,350,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3-AM	4.79%		07/15/2040	4,570,784
20,600,000	LB-UBS Commercial Mortgage Trust, Series 2005-C7-AJ	5.32%	#	11/15/2040	21,895,019
160,155,072	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XCL	0.34%	# ^ I/O	11/15/2038	2,907,615
4,978,429	LB-UBS Commercial Mortgage Trust, Series 2006-LLFA-D	0.42%	# ^	09/15/2021	4,932,489
44,700,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AJ	5.48%		02/15/2040	42,806,441
38,308,952	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AM	5.46%		02/15/2040	41,785,815
46,289,000	LB-UBS Commercial Mortgage Trust, Series 2007-C2-AM	5.49%	#	02/15/2040	47,557,272
182,915,506	Merrill Lynch Mortgage Investors Trust, Series 1998-C1-IO	0.68%	# I/O	11/15/2026	4,040,969
13,443,132	Merrill Lynch Mortgage Trust, Series 2003-KEY1-A4	5.24%	#	11/12/2035	13,533,618
10,000,000	Merrill Lynch Mortgage Trust, Series 2004-KEY2-A4	4.86%	#	08/12/2039	10,396,200
9,912,000	Merrill Lynch Mortgage Trust, Series 2006-C2-AJ	5.80%	#	08/12/2043	9,288,590
885,028	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4-A2FL	0.31%	#	12/12/2049	883,398
42,850,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5-AM	5.42%		08/12/2048	45,506,529
1,485,000	Morgan Stanley Capital, Inc., Series 1999-LIFE-G	6.62%	# ^	04/15/2033	1,484,599
494,705	Morgan Stanley Capital, Inc., Series 2003-T11-A4	5.15%		06/13/2041	494,507
353,165,848	Morgan Stanley Capital, Inc., Series 2006-HQ10-X1	0.51%	# ^ I/O	11/12/2041	5,231,269
1,500,000	Morgan Stanley Capital, Inc., Series 2006-HQ8-AJ	5.50%	#	03/12/2044	1,530,251
3,400,000	Morgan Stanley Capital, Inc., Series 2007-HQ11-AJ	5.51%	#	02/12/2044	3,477,375
6,707,612	Morgan Stanley Capital, Inc., Series 2007-HQ12-A2FL	0.44%	#	04/12/2049	6,277,688
13,415,224	Morgan Stanley Capital, Inc., Series 2007-HQ12-A2FX	5.76%	#	04/12/2049	13,467,302
4,372,000	Morgan Stanley Capital, Inc., Series 2007-IQ13-AM	5.41%		03/15/2044	4,697,731
8,921,130	Morgan Stanley Capital, Inc., Series 2008-T29-AAB	6.28%	#	01/11/2043	9,482,211
5,022,000	Morgan Stanley Re-Remic Trust, Series 2010-HQ4-AJ	4.97%	^	04/15/2040	5,169,667
48,500,000	Morgan Stanley Re-Remic Trust, Series 2013-AJ-AJA	0.50%	^	12/17/2049	39,788,915
3,147,301	Multi Security Asset Trust, Series 2005-RR4A-A3	5.00%	^	11/28/2035	3,147,301
8,187,747	RREF LLC, Series 2013-LT2-A	2.83%	^	05/22/2028	8,167,470
2,498,411	SMA Issuer LLC, Series 2012-LV1-A	3.50%	^	08/20/2025	2,511,111
16,746,000	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4-AJ	5.53%	#	08/15/2039	18,049,592
108,689,184	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3-XA	2.19%	# ^ I/O	08/10/2049	14,192,036
5,840,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22-AM	5.51%	#	12/15/2044	6,257,096
78,550,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AJ	5.63%	#	10/15/2048	68,547,050
19,500,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AM	5.60%	#	10/15/2048	21,162,004
10,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-30-AJ	0.39%	# ^	12/15/2043	9,122,675
31,858,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AMFL	5.41%	#	12/15/2043	29,919,457
20,516,700	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AJ	6.12%	#	02/15/2051	19,476,996
9,250,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AM	6.12%	#	02/15/2051	10,061,711
89,100,571	WF-RBS Commercial Mortgage Trust, Series 2011-C4-XA	1.00%	# ^ I/O	06/15/2044	2,999,972
118,388,154	WF-RBS Commercial Mortgage Trust, Series 2012-C6-XA	2.66%	# ^ I/O	04/15/2045	15,619,719
138,007,002	WF-RBS Commercial Mortgage Trust, Series 2012-C8-XA	2.41%	# ^ I/O	08/15/2045	17,098,792
54,876,821	WF-RBS Commercial Mortgage Trust, Series 2012-C9-XA	2.43%	# ^ I/O	11/15/2045	7,239,186
Total Non-Agency Commercial Mortgage Backed Obligations (Cost $2,296,640,353)					2,277,497,057

Non-Agency Residential Collateralized Mortgage Obligations - 26.6%
26,264,449	ACE Securities Corporation, Series 2006-HE1-A2C	0.38%	#	02/25/2036	25,516,582
6,633,254	ACE Securities Corporation, Series 2006-NC1-A2C	0.39%	#	12/25/2035	6,538,352
15,822,418	Adjustable Rate Mortgage Trust, Series 2005-10-3A31	5.02%	#	01/25/2036	14,593,253
6,200,000	Adjustable Rate Mortgage Trust, Series 2005-2-6M2	1.17%	#	06/25/2035	3,310,416
8,667,038	Adjustable Rate Mortgage Trust, Series 2005-7-3A1	3.12%	#	10/25/2035	7,673,466
41,245,313	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	3.22%	#	03/25/2036	31,924,965
39,163,597	Adjustable Rate Mortgage Trust, Series 2006-2-3A1	3.03%	#	05/25/2036	33,129,016
35,701,713	Adjustable Rate Mortgage Trust, Series 2007-1-3A1	5.51%	#	03/25/2037	28,861,086
5,783,516	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	3.36%	# ^	11/25/2037	3,963,793
583,317	Aegis Asset Backed Securities Trust, Series 2003-2-M2	2.74%	#	11/25/2033	477,506
2,936,838	Aegis Asset Backed Securities Trust, Series 2004-1-M2	2.22%	#	04/25/2034	2,426,126
737,282	Aegis Asset Backed Securities Trust, Series 2004-2-M2	2.14%	#	06/25/2034	455,294
12,000,000	American General Mortgage Loan Trust, Series 2010-1-A3	5.65%	# ^	03/25/2058	12,623,484
12,000,000	American General Mortgage Loan Trust, Series 2010-1-A4	5.65%	# ^	03/25/2058	12,729,276
6,182,902	American Home Mortgage Investment Trust, Series 2005-1-7A2	2.41%	#	06/25/2045	5,485,601
13,954,339	American Home Mortgage Investment Trust, Series 2005-4-3A1	0.49%	#	11/25/2045	10,813,552
2,786,690	American Home Mortgage Investment Trust, Series 2006-2-3A4	6.60%	#	06/25/2036	1,634,274
11,643,053	American Home Mortgage Investment Trust, Series 2007-A-13A1	6.10%	# ^	01/25/2037	7,765,596
17,040,081	Amortizing Residential Collateral Trust, Series 2002-BC7-M1	1.39%	#	10/25/2032	12,292,314
535,654	Argent Securities, Inc., Series 2004-W6-M1	0.74%	#	05/25/2034	520,025
7,038,764	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2003-HE6-M1	1.17%	#	11/25/2033	6,486,252
1,144,980	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2004-HE3-M2	1.87%	#	06/25/2034	956,036
6,530,595	Banc of America Alternative Loan Trust, Series 2005-10-4A1	5.75%		11/25/2035	6,276,274
7,032,912	Banc of America Alternative Loan Trust, Series 2005-5-2CB1	6.00%		06/25/2035	6,108,808
11,918,454	Banc of America Alternative Loan Trust, Series 2005-6-2CB2	6.00%		07/25/2035	10,987,444
5,456,671	Banc of America Alternative Loan Trust, Series 2005-6-4CB1	6.50%		07/25/2035	4,980,511
4,175,009	Banc of America Alternative Loan Trust, Series 2005-8-2CB1	6.00%		09/25/2035	3,858,685
3,556,431	Banc of America Alternative Loan Trust, Series 2006-5-CB14	6.00%	#	06/25/2046	2,919,988
7,068,383	Banc of America Alternative Loan Trust, Series 2006-6-CB3	6.00%		07/25/2046	5,766,592
21,607,789	Banc of America Alternative Loan Trust, Series 2006-7-A4	6.00%	#	10/25/2036	16,762,944
10,620,923	Banc of America Alternative Loan Trust, Series 2006-8-1A1	6.31%	#I/F I/O	11/25/2036	2,418,167
3,785,235	Banc of America Alternative Loan Trust, Series 2006-8-1A2	0.64%	#	11/25/2036	2,231,621
17,296,652	Banc of America Alternative Loan Trust, Series 2006-9-1CB1	6.00%		01/25/2037	14,188,963
2,815,311	Banc of America Alternative Loan Trust, Series 2007-2-2A1	6.00%		06/25/2037	2,149,767
73,637	Banc of America Funding Corporation, Series 2005-6-2A9	5.50%		10/25/2035	72,920
21,459,822	Banc of America Funding Corporation, Series 2006-2-3A1	6.00%		03/25/2036	21,381,601
701,426	Banc of America Funding Corporation, Series 2006-2-4A1	22.22%	#I/F	03/25/2036	1,050,048
3,627,991	Banc of America Funding Corporation, Series 2006-2-6A2	5.50%		03/25/2036	3,626,278
19,347,244	Banc of America Funding Corporation, Series 2006-3-1A1	6.00%		03/25/2036	18,406,523
4,422,258	Banc of America Funding Corporation, Series 2006-3-6A1	6.29%	#	03/25/2036	4,572,427
19,729,000	Banc of America Funding Corporation, Series 2006-6-1A7	6.25%		08/25/2036	19,121,515
4,096,168	Banc of America Funding Corporation, Series 2006-7-T2A5	6.04%	#	10/25/2036	3,275,423
19,306,461	Banc of America Funding Corporation, Series 2006-7-T2A8	5.91%	#	10/25/2036	15,325,034
4,054,612	Banc of America Funding Corporation, Series 2006-8T2-A8	6.10%	#	10/25/2036	3,412,755
2,247,559	Banc of America Funding Corporation, Series 2006-B-7A1	5.56%	#	03/20/2036	2,099,284
21,506,436	Banc of America Funding Corporation, Series 2006-D-6A1	5.03%	#	05/20/2036	17,760,155
2,136,250	Banc of America Funding Corporation, Series 2006-G-2A1	0.41%	#	07/20/2036	1,900,537
1,087,672	Banc of America Funding Corporation, Series 2006-H-3A1	5.86%	#	09/20/2046	852,699
2,698,284	Banc of America Funding Corporation, Series 2007-1-TA10	5.84%	#	01/25/2037	2,198,588
3,612,191	Banc of America Funding Corporation, Series 2007-3-TA1B	5.83%	#	04/25/2037	2,966,765
5,260,138	Banc of America Funding Corporation, Series 2007-5-1A1	5.50%		07/25/2037	4,230,745
6,657,440	Banc of America Funding Corporation, Series 2009-R14-3A	16.12%	# ^I/F	06/26/2035	8,675,826
6,107,936	Banc of America Funding Corporation, Series 2009-R15A-4A2	5.75%	^	12/26/2036	5,562,651
3,833,052	Banc of America Funding Corporation, Series 2010-R1-3A	13.98%	# ^I/F	07/26/2036	3,961,213
187,862,568	Banc of America Funding Corporation, Series 2012-R4-A	0.45%	# ^	03/04/2039	182,571,212
63,757,117	Banc of America Funding Corporation, Series 2012-R5-A	0.45%	# ^	10/03/2039	62,322,142
3,309,943	Banc of America Mortgage Securities, Inc., Series 2004-K-4A1	5.29%	#	12/25/2034	3,227,293
12,659,226	Banc of America Mortgage Securities, Inc., Series 2006-1-A9	6.00%		05/25/2036	11,248,508
2,748,938	Banc of America Mortgage Securities, Inc., Series 2007-1-2A5	5.75%		01/25/2037	2,741,578
7,115,629	BCAP LLC Trust, Series 2007-AA2-2A7	6.00%		04/25/2037	6,324,211
7,703,643	BCAP LLC Trust, Series 2007-AA2-2A8	5.75%		04/25/2037	6,712,137
18,000,000	BCAP LLC Trust, Series 2008-RR3-A1B	6.23%	#	10/25/2036	14,585,009
7,097,917	BCAP LLC Trust, Series 2010-RR10-5A1	7.59%	# ^	04/27/2037	7,588,840
12,890,723	BCAP LLC Trust, Series 2010-RR12-3A15	7.05%	# ^	08/26/2037	14,044,674
3,350,000	BCAP LLC Trust, Series 2010-RR5-2A3	6.10%	# ^	04/26/2037	3,385,650
6,075,255	BCAP LLC Trust, Series 2011-RR12-2A5	2.48%	# ^	12/26/2036	6,096,607
13,479,999	BCAP LLC Trust, Series 2012-RR1-3A3	3.50%	# ^	10/26/2035	13,711,695
22,068,147	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12-13A1	5.37%	#	02/25/2036	20,688,998
18,197,227	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4-4A1	5.37%	#	10/25/2046	16,319,009
17,357,309	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1-2A1	2.83%	#	02/25/2047	13,394,939
6,447,430	Bear Stearns Alt-A Trust, Series 2004-11-2A3	2.66%	#	11/25/2034	6,149,426
23,878,282	Bear Stearns Alt-A Trust, Series 2006-6-2A1	4.69%	#	11/25/2036	19,135,494
15,680,390	Bear Stearns Asset Backed Securities Trust, Series 2004-AC4-A2	6.00%	#	08/25/2034	16,202,319
41,271,106	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-1A	5.25%	#	04/25/2035	39,275,359
12,994,313	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-2A1	5.25%	#	04/25/2035	12,920,174
18,414,538	Bear Stearns Asset Backed Securities Trust, Series 2005-AC7-A4	5.50%	#	10/25/2035	17,820,604
22,247,168	Bear Stearns Asset Backed Securities Trust, Series 2006-AC1-1A1	5.75%	#	02/25/2036	17,330,455
2,812,635	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A2A	6.00%		10/25/2036	2,241,109
1,773,274	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	1,471,320
8,870,440	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-23A1	4.66%	#	10/25/2036	7,217,686
1,145,135,526	Belle Haven Ltd., Series 2006-1A-A1	0.53%	# ^	07/05/2046	91,610,842
2,750,000	Centex Home Equity, Series 2004-A-AF5	5.43%	#	01/25/2034	2,810,873
3,323,379	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-4-2M1	1.09%	#	03/25/2033	2,653,842
18,597,223	Chase Mortgage Finance Corporation, Series 2005-A1-2A4	2.88%	#	12/25/2035	16,680,389
27,093,700	Chase Mortgage Finance Corporation, Series 2006-S2-1A9	6.25%		10/25/2036	24,534,619
15,570,735	Chase Mortgage Finance Corporation, Series 2006-S3-1A2	6.00%		11/25/2036	13,349,600
45,004,317	Chase Mortgage Finance Corporation, Series 2006-S4-A8	6.00%		12/25/2036	39,608,749
21,001,859	Chase Mortgage Finance Corporation, Series 2007-A2-6A4	2.90%	#	07/25/2037	18,787,444
7,665,332	Chase Mortgage Finance Corporation, Series 2007-S3-1A5	6.00%		05/25/2037	6,590,626
3,701,752	Chase Mortgage Finance Corporation, Series 2007-S3-2A1	5.50%		05/25/2037	3,620,376
8,854,477	Chase Mortgage Finance Corporation, Series 2007-S5-1A18	6.00%		07/25/2037	7,922,862
909,267	Chaseflex Trust, Series 2006-1-A2A	5.46%	#	06/25/2036	898,362
7,000,033	Chaseflex Trust, Series 2006-1-A5	5.46%	#	06/25/2036	6,858,891
9,990,133	Chaseflex Trust, Series 2006-2-A2B	0.39%	#	09/25/2036	6,976,295
8,704,741	Chaseflex Trust, Series 2007-1-1A1	6.50%		02/25/2037	5,544,446
19,886,086	Chaseflex Trust, Series 2007-M1-2F4	5.07%	#	08/25/2037	15,697,569
20,683,297	Chaseflex Trust, Series 2007-M1-2F5	5.07%	#	08/25/2037	16,324,541
23,858,981	Citicorp Mortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	24,680,529
5,436,775	Citicorp Mortgage Securities, Inc., Series 2006-7-1A1	6.00%		12/25/2036	5,252,920
6,594,000	Citicorp Residential Mortgage Securities, Inc., Series 2006-2-A5	6.04%	#	09/25/2036	6,111,791
5,497,524	Citigroup Mortgage Loan Trust, Inc., Series 2005-5-2A2	5.75%		08/25/2035	4,385,623
2,687,600	Citigroup Mortgage Loan Trust, Inc., Series 2005-9-21A1	5.50%		11/25/2035	2,292,650
6,762,557	Citigroup Mortgage Loan Trust, Inc., Series 2006-FX1-A6	5.85%	#	10/25/2036	5,284,485
3,390,985	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1-A2D	5.81%	#	03/25/2036	2,322,714
19,568,425	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2-A2D	5.98%	#	05/25/2036	12,275,292
19,469,860	Citigroup Mortgage Loan Trust, Inc., Series 2007-10-1A1A	5.73%	#	04/25/2037	19,530,577
1,698,324	Citigroup Mortgage Loan Trust, Inc., Series 2007-12-2A1	6.50%	^	10/25/2036	1,320,985
1,583,790	Citigroup Mortgage Loan Trust, Inc., Series 2007-2-2A	6.00%		11/25/2036	1,591,989
48,566,235	Citigroup Mortgage Loan Trust, Inc., Series 2007-9-1A1	5.75%	^	04/25/2047	39,122,419
2,357,793	Citigroup Mortgage Loan Trust, Inc., Series 2007-9-2A2	6.50%	^	05/25/2037	1,752,516
8,295,435	Citigroup Mortgage Loan Trust, Inc., Series 2007-OPX1-A3A	5.97%	#	01/25/2037	5,279,941
82,839,675	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH3-A2	0.35%	#	06/25/2037	75,792,670
20,000,000	Citigroup Mortgage Loan Trust, Inc., Series 2008-AR4-1A1B	2.93%	# ^	11/25/2038	18,179,566
2,998,040	Citigroup Mortgage Loan Trust, Inc., Series 2010-12-3A1	4.00%	^	04/25/2037	3,080,009
2,872,572	Citigroup Mortgage Loan Trust, Inc., Series 2010-2-5A1	5.50%	# ^	12/25/2035	3,038,413
205,000,000	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A4	9.48%	# ^	11/25/2036	179,266,227
24,628,405	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A6	4.00%	^	11/25/2036	25,270,409
161,654,797	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-6A4	8.43%	# ^	12/25/2036	135,951,506
105,534,776	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-76I2	1.00%	^ I/O	06/25/2037	1,998,918
142,037,713	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-7A4	8.58%	# ^	06/25/2037	124,903,264
6,182,786	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-1A1	3.50%	# ^	04/25/2036	6,261,667
8,845,444	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-3A1	5.59%	^	09/25/2047	8,842,755
10,720,058	CitiMortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	8,769,415
9,750,808	CitiMortgage Alternative Loan Trust, Series 2006-A3-1A13	6.00%		07/25/2036	8,159,774
3,003,296	CitiMortgage Alternative Loan Trust, Series 2006-A5-2A1	5.50%		10/25/2021	2,907,537
7,740,045	CitiMortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	5,985,675
11,579,537	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A5	6.00%		01/25/2037	9,887,095
5,645,790	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	4,820,613
14,445,479	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A9	5.21%	#I/F I/O	01/25/2037	2,628,536
12,897,734	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A1	6.00%	#	03/25/2037	10,909,871
29,681,818	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A3	5.21%	#I/F I/O	03/25/2037	6,018,686
11,631,668	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A4	5.75%		03/25/2037	9,674,529
20,279,887	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A3	0.52%	#	04/25/2037	13,543,547
20,279,887	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A4	6.48%	#I/F I/O	04/25/2037	4,636,834
3,057,251	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A11	6.00%		05/25/2037	2,604,630
1,483,682	CitiMortgage Alternative Loan Trust, Series 2007-A8-A1	6.00%		10/25/2037	1,302,721
51,803,731	Countrywide Alternative Loan Trust, Series 2004-36CB-1A1	6.00%		02/25/2035	50,214,859
12,285,075	Countrywide Alternative Loan Trust, Series 2005-20CB-2A1	0.69%	#	07/25/2035	8,944,088
25,082,029	Countrywide Alternative Loan Trust, Series 2005-20CB-2A2	4.81%	#I/F I/O	07/25/2035	4,269,764
3,474,930	Countrywide Alternative Loan Trust, Series 2005-20CB-4A1	5.25%		07/25/2020	3,395,566
8,627,180	Countrywide Alternative Loan Trust, Series 2005-26CB-A11	12.70%	#I/F	07/25/2035	8,884,154
11,944,968	Countrywide Alternative Loan Trust, Series 2005-28CB-1A2	0.94%	#	08/25/2035	8,816,103
3,749,080	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	2,935,720
7,919,489	Countrywide Alternative Loan Trust, Series 2005-54CB-3A4	5.50%		11/25/2035	6,710,868
1,602,895	Countrywide Alternative Loan Trust, Series 2005-60T1-A7	34.52%	#I/F	12/25/2035	2,587,411
2,210,937	Countrywide Alternative Loan Trust, Series 2005-64CB-1A14	5.50%		12/25/2035	2,025,882
32,088,988	Countrywide Alternative Loan Trust, Series 2005-64CB-1A4	5.50%		12/25/2035	29,403,140
5,644,010	Countrywide Alternative Loan Trust, Series 2005-73CB-1A5	0.99%	#	01/25/2036	4,207,223
14,199,161	Countrywide Alternative Loan Trust, Series 2005-73CB-1A6	4.51%	#I/F I/O	01/25/2036	2,037,565
124,536,677	Countrywide Alternative Loan Trust, Series 2005-77T1-1A1	6.00%		02/25/2036	99,359,658
3,122,621	Countrywide Alternative Loan Trust, Series 2005-79CB-A5	5.50%		01/25/2036	2,725,945
6,644,946	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6	20.93%	#I/F	02/25/2036	8,767,983
4,081,640	Countrywide Alternative Loan Trust, Series 2005-86CB-A5	5.50%		02/25/2036	3,428,130
8,768,610	Countrywide Alternative Loan Trust, Series 2005-J10-1A11	5.50%		10/25/2035	7,846,209
1,995,531	Countrywide Alternative Loan Trust, Series 2005-J10-1A13	0.89%	#	10/25/2035	1,467,143
934,794	Countrywide Alternative Loan Trust, Series 2005-J10-1A15	5.50%		10/25/2035	836,460
2,080,169	Countrywide Alternative Loan Trust, Series 2005-J11-1A3	5.50%		11/25/2035	1,749,073
2,412,642	Countrywide Alternative Loan Trust, Series 2005-J11-6A1	6.50%		09/25/2032	2,363,145
3,894,976	Countrywide Alternative Loan Trust, Series 2005-J13-2A5	0.67%	#	11/25/2035	2,777,920
7,789,951	Countrywide Alternative Loan Trust, Series 2005-J13-2A6	4.83%	#I/F I/O	11/25/2035	1,309,900
3,891,000	Countrywide Alternative Loan Trust, Series 2005-J1-5A3	5.50%		02/25/2035	3,413,323
5,316,281	Countrywide Alternative Loan Trust, Series 2005-J1-7A1	5.50%		01/25/2020	5,234,442
3,118,500	Countrywide Alternative Loan Trust, Series 2005-J2-1A5	0.69%	#	04/25/2035	2,557,638
9,595,385	Countrywide Alternative Loan Trust, Series 2005-J2-1A6	4.81%	#I/F I/O	04/25/2035	1,415,996
8,268,764	Countrywide Alternative Loan Trust, Series 2006-12CB-A3	5.75%	#	05/25/2036	6,530,798
3,882,639	Countrywide Alternative Loan Trust, Series 2006-15CB-A1	6.50%		06/25/2036	2,987,419
3,140,556	Countrywide Alternative Loan Trust, Series 2006-18CB-A12	0.79%	#	07/25/2036	1,975,028
3,140,556	Countrywide Alternative Loan Trust, Series 2006-18CB-A13	5.31%	#I/F I/O	07/25/2036	573,258
15,905,453	Countrywide Alternative Loan Trust, Series 2006-19CB-A12	0.59%	#	08/25/2036	10,170,503
21,568,749	Countrywide Alternative Loan Trust, Series 2006-19CB-A13	5.41%	#I/F I/O	08/25/2036	4,364,210
3,320,814	Countrywide Alternative Loan Trust, Series 2006-19CB-A15	6.00%		08/25/2036	2,839,600
4,928,616	Countrywide Alternative Loan Trust, Series 2006-24CB-A11	5.75%		06/25/2036	4,153,973
14,425,454	Countrywide Alternative Loan Trust, Series 2006-24CB-A14	6.96%	#I/F I/O	06/25/2036	3,977,285
11,567,335	Countrywide Alternative Loan Trust, Series 2006-24CB-A22	6.00%		06/25/2036	9,908,030
12,415,225	Countrywide Alternative Loan Trust, Series 2006-24CB-A5	0.79%	#	06/25/2036	7,947,718
4,705,041	Countrywide Alternative Loan Trust, Series 2006-26CB-A17	6.25%		09/25/2036	3,708,861
6,039,321	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	4,934,379
11,407,816	Countrywide Alternative Loan Trust, Series 2006-29T1-1A2	6.25%		10/25/2036	9,666,139
1,638,038	Countrywide Alternative Loan Trust, Series 2006-29T1-2A12	44.90%	#I/F	10/25/2036	3,368,015
1,003,333	Countrywide Alternative Loan Trust, Series 2006-29T1-2A23	32.53%	#I/F	10/25/2036	1,673,533
11,059,278	Countrywide Alternative Loan Trust, Series 2006-30T1-1A2	6.25%		11/25/2036	9,327,926
7,206,381	Countrywide Alternative Loan Trust, Series 2006-32CB-A1	0.86%	#	11/25/2036	4,839,644
12,020,244	Countrywide Alternative Loan Trust, Series 2006-32CB-A2	5.14%	#I/F I/O	11/25/2036	2,265,828
4,795,236	Countrywide Alternative Loan Trust, Series 2006-36T2-2A1	6.25%		12/25/2036	3,565,670
4,265,441	Countrywide Alternative Loan Trust, Series 2006-39CB-1A10	6.00%		01/25/2037	3,404,743
22,012,563	Countrywide Alternative Loan Trust, Series 2006-39CB-2A2	6.36%	#I/F I/O	01/25/2037	6,519,450
7,496,316	Countrywide Alternative Loan Trust, Series 2006-39CB-2A4	0.64%	#	01/25/2037	2,372,415
6,753,314	Countrywide Alternative Loan Trust, Series 2006-40T1-1A11	6.00%		01/25/2037	5,797,362
11,491,844	Countrywide Alternative Loan Trust, Series 2006-40T1-1A4	5.26%	#I/F I/O	01/25/2037	1,585,306
8,968,406	Countrywide Alternative Loan Trust, Series 2006-45T1-1A4	0.79%	#	02/25/2037	5,140,556
8,968,406	Countrywide Alternative Loan Trust, Series 2006-45T1-1A5	5.21%	#I/F I/O	02/25/2037	1,515,741
3,615,907	Countrywide Alternative Loan Trust, Series 2006-6CB-1A4	5.50%		05/25/2036	3,053,655
22,869,734	Countrywide Alternative Loan Trust, Series 2006-J1-1A3	5.50%		02/25/2036	20,245,158
11,271,645	Countrywide Alternative Loan Trust, Series 2006-J1-A10	5.50%		02/25/2036	9,978,088
3,581,166	Countrywide Alternative Loan Trust, Series 2006-J4-2A2	6.00%		07/25/2036	3,042,757
2,081,792	Countrywide Alternative Loan Trust, Series 2007-11T1-A24	38.74%	#I/F	05/25/2037	3,978,564
22,419,870	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1	0.64%	#	08/25/2037	12,683,302
6,492,234	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2	52.98%	#I/F	08/25/2037	16,060,771
20,816,714	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10	29.01%	#I/F	08/25/2037	33,379,445
3,566,052	Countrywide Alternative Loan Trust, Series 2007-18CB-2A25	6.00%		08/25/2037	3,040,544
1,899,985	Countrywide Alternative Loan Trust, Series 2007-19-1A10	37.84%	#I/F	08/25/2037	3,460,628
54,447,330	Countrywide Alternative Loan Trust, Series 2007-19-2A1	6.50%		08/25/2037	37,837,600
10,629,053	Countrywide Alternative Loan Trust, Series 2007-21CB-2A2	27.63%	#I/F	09/25/2037	17,118,328
40,835,561	Countrywide Alternative Loan Trust, Series 2007-22-2A16	6.50%		09/25/2037	31,563,888
25,918,890	Countrywide Alternative Loan Trust, Series 2007-23CB-A3	0.69%	#	09/25/2037	15,105,710
36,784,278	Countrywide Alternative Loan Trust, Series 2007-23CB-A4	6.31%	#I/F I/O	09/25/2037	8,497,021
19,175,250	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	6,789,448
13,377,315	Countrywide Alternative Loan Trust, Series 2007-5CB-1A18	5.46%	#I/F I/O	04/25/2037	2,357,417
13,377,316	Countrywide Alternative Loan Trust, Series 2007-5CB-1A23	0.74%	#	04/25/2037	7,740,857
928,953	Countrywide Alternative Loan Trust, Series 2007-8CB-A12	39.04%	#I/F	05/25/2037	1,727,614
991,643	Countrywide Alternative Loan Trust, Series 2007-8CB-A8	38.92%	#I/F	05/25/2037	1,838,850
1,283,669	Countrywide Alternative Loan Trust, Series 2007-9T1-1A4	0.69%	#	05/25/2037	699,150
1,283,669	Countrywide Alternative Loan Trust, Series 2007-9T1-1A5	5.31%	#I/F I/O	05/25/2037	230,650
35,161,431	Countrywide Alternative Loan Trust, Series 2007-9T1-1A6	6.00%		05/25/2037	26,148,712
3,806,654	Countrywide Alternative Loan Trust, Series 2007-9T1-2A1	6.00%		05/25/2037	2,931,748
3,717,150	Countrywide Alternative Loan Trust, Series 2007-9T1-3A1	5.50%		05/25/2022	3,549,529
15,451,527	Countrywide Alternative Loan Trust, Series 2007-HY5R-2A1A	4.96%	#	03/25/2047	14,864,290
12,296,895	Countrywide Alternative Loan Trust, Series 2007-HY5R-2A1B	4.96%	#	03/25/2047	9,964,231
4,565,919	Countrywide Asset-Backed Certificates, Series 2003-BC6-M1	1.02%	#	11/25/2033	4,412,424
3,178,191	Countrywide Asset-Backed Certificates, Series 2005-13-AF3	5.20%	#	04/25/2036	2,764,697
2,510,674	Countrywide Asset-Backed Certificates, Series 2006-2-2A2	0.38%	#	06/25/2036	2,409,620
5,848,878	Countrywide Home Loans, Series 2002-32-2A6	5.00%		01/25/2018	6,023,485
10,007,270	Countrywide Home Loans, Series 2003-60-4A1	5.36%	#	02/25/2034	9,666,783
8,119,240	Countrywide Home Loans, Series 2004-R2-1AF1	0.61%	# ^	11/25/2034	7,047,813
8,219,114	Countrywide Home Loans, Series 2004-R2-1AS	5.78%	# ^ I/O	11/25/2034	1,362,499
17,574,734	Countrywide Home Loans, Series 2005-20-A5	5.50%		10/25/2035	16,246,638
12,454,437	Countrywide Home Loans, Series 2005-20-A8	5.25%		10/25/2035	12,129,226
36,910,012	Countrywide Home Loans, Series 2005-23-A1	5.50%		11/25/2035	34,103,116
10,198,080	Countrywide Home Loans, Series 2005-24-A8	5.50%		11/25/2035	9,171,562
2,660,699	Countrywide Home Loans, Series 2005-27-2A1	5.50%		12/25/2035	2,356,624
5,492,409	Countrywide Home Loans, Series 2005-28-A7	5.25%		01/25/2019	4,912,501
50,331,721	Countrywide Home Loans, Series 2005-HYB1-4A1	2.76%	#	03/25/2035	46,494,959
5,334,093	Countrywide Home Loans, Series 2005-HYB8-1A1	2.65%	#	12/20/2035	4,205,501
11,715,111	Countrywide Home Loans, Series 2005-J3-2A4	4.50%		09/25/2035	11,079,121
9,700,000	Countrywide Home Loans, Series 2005-J4-A5	5.50%		11/25/2035	9,385,288
2,420,968	Countrywide Home Loans, Series 2005-R1-1AF1	0.55%	# ^	03/25/2035	2,118,799
2,451,911	Countrywide Home Loans, Series 2005-R1-1AS	5.76%	# ^ I/O	03/25/2035	401,471
7,011,181	Countrywide Home Loans, Series 2006-20-1A21	6.00%		02/25/2037	6,223,194
5,284,603	Countrywide Home Loans, Series 2006-J3-A4	5.50%		05/25/2036	5,243,491
60,361,143	Countrywide Home Loans, Series 2007-11-A1	6.00%		08/25/2037	54,387,382
49,867,320	Countrywide Home Loans, Series 2007-12-A9	5.75%		08/25/2037	47,563,225
22,980,814	Countrywide Home Loans, Series 2007-13-A110	6.00%		08/25/2037	20,943,725
2,257,385	Countrywide Home Loans, Series 2007-15-1A16	6.25%		09/25/2037	2,087,791
9,941,038	Countrywide Home Loans, Series 2007-15-1A29	6.25%		09/25/2037	9,312,670
2,536,574	Countrywide Home Loans, Series 2007-18-1A1	6.00%		11/25/2037	2,325,121
7,761,935	Countrywide Home Loans, Series 2007-3-A1	6.00%		04/25/2037	7,025,056
20,153,786	Countrywide Home Loans, Series 2007-3-A12	6.00%		04/25/2037	18,240,486
14,378,872	Countrywide Home Loans, Series 2007-4-1A39	6.00%		05/25/2037	12,493,824
7,857,108	Countrywide Home Loans, Series 2007-5-A2	5.75%		05/25/2037	7,297,411
30,654,505	Countrywide Home Loans, Series 2007-7-A1	6.00%		06/25/2037	28,276,482
9,189,174	Countrywide Home Loans, Series 2007-7-A2	5.75%		06/25/2037	8,361,234
19,500,111	Countrywide Home Loans, Series 2007-8-1A4	6.00%		01/25/2038	17,029,457
23,760,235	Countrywide Home Loans, Series 2007-8-1A9	6.00%	#	01/25/2038	20,750,776
5,095,921	Countrywide Home Loans, Series 2007-9-A11	5.75%		07/25/2037	4,775,810
49,261,113	Countrywide Home Loans, Series 2007-J1-2A1	6.00%		02/25/2037	36,771,007
2,117,744	Countrywide Home Loans, Series 2007-J3-A1	0.69%	#	07/25/2037	1,376,699
10,588,719	Countrywide Home Loans, Series 2007-J3-A2	5.31%	#I/F I/O	07/25/2037	1,739,928
6,705,986	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-3-A4B	6.11%	#	11/25/2036	4,024,098
4,651,440	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-4-A6A	5.68%	#	12/25/2036	3,300,548
14,689,479	Credit Suisse First Boston Mortgage Backed Trust, Series 2007-1-1A1A	5.90%	#	05/25/2037	9,535,124
406,864	Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-AR8-2A1	2.79%	#	09/25/2034	407,993
5,464,897	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A4	5.50%		11/25/2035	4,760,357
1,622,131	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	1,388,878
14,528,690	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-7A1	7.00%		01/25/2036	7,676,117
16,000,000	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-3A10	5.50%		09/25/2035	16,067,056
6,876,240	Credit Suisse Mortgage Capital Certificates, Series 2005-1R-2A5	5.75%	^	12/26/2035	6,368,056
35,635,913	Credit Suisse Mortgage Capital Certificates, Series 2006-1-2A1	6.00%		02/25/2036	26,354,753
5,326,689	Credit Suisse Mortgage Capital Certificates, Series 2006-2-3A1	6.50%		03/25/2036	3,567,925
6,490,501	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A1	0.89%	#	03/25/2036	3,547,584
36,278,915	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A2	5.11%	#I/F I/O	03/25/2036	7,608,396
7,556,847	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A3	6.25%		03/25/2036	5,846,975
20,451,851	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A4	6.00%		03/25/2036	15,472,398
4,598,714	Credit Suisse Mortgage Capital Certificates, Series 2006-3-4A3	5.50%		04/25/2036	4,253,011
9,959,372	Credit Suisse Mortgage Capital Certificates, Series 2006-3-4A4	5.50%		04/25/2036	9,202,703
7,889,393	Credit Suisse Mortgage Capital Certificates, Series 2006-4-1A8	6.00%	#	05/25/2036	5,756,965
31,138,011	Credit Suisse Mortgage Capital Certificates, Series 2006-4-4A1	7.00%		05/25/2036	15,661,906
26,793,375	Credit Suisse Mortgage Capital Certificates, Series 2006-4-6A1	6.00%		05/25/2036	24,996,893
23,331,846	Credit Suisse Mortgage Capital Certificates, Series 2006-6-1A4	6.00%		07/25/2036	17,638,012
15,144,385	Credit Suisse Mortgage Capital Certificates, Series 2006-6-3A1	7.00%		07/25/2036	5,868,502
911,511	Credit Suisse Mortgage Capital Certificates, Series 2006-7-3A11	6.00%		08/25/2036	787,884
9,746,572	Credit Suisse Mortgage Capital Certificates, Series 2006-7-7A5	6.00%		08/25/2036	8,329,616
2,988,956	Credit Suisse Mortgage Capital Certificates, Series 2006-9-2A1	5.50%		11/25/2036	3,041,063
41,164,853	Credit Suisse Mortgage Capital Certificates, Series 2006-9-3A1	6.00%		11/25/2036	40,699,690
10,031,169	Credit Suisse Mortgage Capital Certificates, Series 2006-9-4A1	6.00%		11/25/2036	10,079,851
21,595,108	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A14	6.00%		11/25/2036	19,289,679
3,508,237	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A15	38.74%	#I/F	11/25/2036	6,809,071
14,375,315	Credit Suisse Mortgage Capital Certificates, Series 2007-1-1A4	6.13%	#	02/25/2037	10,301,121
22,763,914	Credit Suisse Mortgage Capital Certificates, Series 2007-1-3A1	6.00%		02/25/2022	18,972,038
14,899,984	Credit Suisse Mortgage Capital Certificates, Series 2007-1-5A14	6.00%		02/25/2037	13,229,613
787,803	Credit Suisse Mortgage Capital Certificates, Series 2007-2-2A1	5.00%		03/25/2037	769,599
9,647,689	Credit Suisse Mortgage Capital Certificates, Series 2007-5-2A5	5.00%		08/25/2037	8,720,122
70,084,767	Credit Suisse Mortgage Capital Certificates, Series 2007-5-3A19	6.00%		08/25/2037	69,909,380
31,586,142	Credit Suisse Mortgage Capital Certificates, Series 2007-5-3A9	6.00%		08/25/2037	31,172,632
5,125,847	Credit Suisse Mortgage Capital Certificates, Series 2009-1R-4A2	3.56%	# ^	07/20/2035	4,470,342
93,898,000	Credit Suisse Mortgage Capital Certificates, Series 2010-17R-6A1	4.00%	# ^	06/26/2037	71,103,472
4,986,478	Credit Suisse Mortgage Capital Certificates, Series 2010-1R-5A1	5.00%	# ^	01/27/2036	5,069,014
56,297,946	Credit Suisse Mortgage Capital Certificates, Series 2010-2R-4A17	7.13%	# ^	03/26/2037	49,525,078
93,186,010	Credit Suisse Mortgage Capital Certificates, Series 2010-4R-3A17	7.88%	# ^	06/26/2037	84,558,421
46,007,996	Credit Suisse Mortgage Capital Certificates, Series 2010-4R-8A17	7.88%	# ^	06/26/2037	41,748,355
9,883,268	Credit Suisse Mortgage Capital Certificates, Series 2010-6R-2A6A	6.25%	^	07/26/2037	10,476,423
31,952,107	Credit Suisse Mortgage Capital Certificates, Series 2010-7R-4A17	7.38%	# ^	04/26/2037	28,302,665
50,000,000	Credit Suisse Mortgage Capital Certificates, Series 2010-9R-2A5	4.00%	^	02/27/2038	47,679,700
34,731,524	Credit Suisse Mortgage Capital Certificates, Series 2011-16R-6A1	2.49%	# ^	09/27/2035	34,683,293
1,137,838	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB6-A4	4.64%	#	07/25/2035	1,158,427
9,750,000	Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1-A3	5.83%	# ^	12/25/2036	7,659,585
38,549,840	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-4-A5	5.50%	#	09/25/2035	32,451,063
2,974,835	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-1A6	34.52%	#I/F	11/25/2035	4,614,194
2,778,920	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A1	0.39%	#	11/25/2035	1,546,231
8,387,082	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A2	5.11%	#I/F I/O	11/25/2035	1,576,465
2,008,072	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2-A2	6.16%	#	06/25/2036	1,523,330
4,096,761	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01%	#	10/25/2036	3,038,219
4,075,371	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3	5.90%	#	10/25/2036	3,002,558
6,011,966	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3A1	5.90%	#	10/25/2036	4,429,476
11,992,030	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A6A1	5.87%	#	10/25/2036	8,817,308
15,881,624	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AF1-A3	0.37%	#	04/25/2036	15,374,079
116,862,882	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-1-1A3A	0.40%	#	08/25/2037	91,248,700
27,806,299	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA5-A1B	0.41%	#	08/25/2047	23,387,655
34,594,183	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1	11.85%	# ^I/F	04/15/2036	37,089,046
10,600,004	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI1	11.84%	# ^I/F	04/15/2036	12,073,553
17,363,491	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2	14.24%	# ^I/F	04/15/2036	20,121,317
833,718	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI1	18.77%	# ^I/F	04/15/2036	1,222,336
7,246,835	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI3	12.30%	# ^I/F	04/15/2036	8,867,789
119,988,195	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4	11.85%	# ^I/F	04/15/2036	144,928,521
29,583,363	Deutsche Mortgage Securities, Inc., Series 2009-RS2-4A2	0.32%	# ^	04/26/2037	26,674,790
975,179	Ellington Loan Acquisition Trust, Series 2007-1-A2A2	0.99%	# ^	05/27/2037	966,658
16,155,605	First Franklin Mortgage Loan Trust, Series 2006-FF1-2A3	0.43%	#	01/25/2036	15,483,879
22,046,806	First Franklin Mortgage Loan Trust, Series 2006-FF3-A2B	0.39%	#	02/25/2036	20,221,639
19,938,671	First Horizon Alternative Mortgage Securities, Series 2005-AA4-1A1	2.36%	#	05/25/2035	16,590,061
12,511,384	First Horizon Alternative Mortgage Securities, Series 2005-FA5-1A4	5.50%		08/25/2035	12,177,756
19,384,030	First Horizon Alternative Mortgage Securities, Series 2005-FA8-1A4	5.50%		11/25/2035	17,665,645
2,872,725	First Horizon Alternative Mortgage Securities, Series 2005-FA8-2A1	5.00%		11/25/2020	2,942,746
7,836,103	First Horizon Alternative Mortgage Securities, Series 2006-FA1-1A12	6.00%		04/25/2036	6,728,803
793,265	First Horizon Alternative Mortgage Securities, Series 2006-FA1-1A6	0.94%	#	04/25/2036	768,114
5,275,860	First Horizon Alternative Mortgage Securities, Series 2006-FA2-1A5	6.00%		05/25/2036	4,550,633
1,522,285	First Horizon Alternative Mortgage Securities, Series 2006-FA7-A8	6.25%		12/25/2036	1,316,887
7,080,180	First Horizon Alternative Mortgage Securities, Series 2006-FA8-1A5	6.00%		02/25/2037	6,101,384
16,757,195	First Horizon Alternative Mortgage Securities, Series 2006-RE1-A1	5.50%		05/25/2035	16,138,504
2,242,128	First Horizon Alternative Mortgage Securities, Series 2007-FA3-A4	6.00%		06/25/2037	1,811,713
2,373,624	First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A13	6.25%		08/25/2037	2,032,352
3,442,901	First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A5	6.25%		08/25/2037	2,947,891
32,358	First Horizon Asset Securities, Inc., Series 2005-6-1A1	5.50%		11/25/2035	32,150
14,435,392	First Horizon Asset Securities, Inc., Series 2007-1-A3	6.00%		03/25/2037	12,969,362
7,155,590	First Horizon Asset Securities, Inc., Series 2007-4-1A1	6.00%		08/25/2037	6,702,763
15,560,943	GMACM Mortgage Loan Trust, Series 2005-AR5-3A1	3.79%	#	09/19/2035	14,437,171
24,330,467	GMACM Mortgage Loan Trust, Series 2005-J1-A14	5.50%		12/25/2035	23,997,164
2,437,304	GS Mortgage Securities Corporation, Series 2008-2R-1A1	7.50%	# ^	09/25/2036	1,996,738
1,138,572	GSAA Home Equity Trust, Series 2005-12-AF3	5.07%	#	09/25/2035	1,052,220
30,043,748	GSAA Home Equity Trust, Series 2005-7-AF2	4.48%	#	05/25/2035	29,450,894
45,361,000	GSAA Home Equity Trust, Series 2005-7-AF3	4.75%	#	05/25/2035	42,281,986
14,478,796	GSAA Home Equity Trust, Series 2006-10-AF3	5.98%	#	06/25/2036	8,126,970
10,362,722	GSAA Home Equity Trust, Series 2006-10-AF4	6.30%	#	06/25/2036	5,814,197
20,328,369	GSAA Home Equity Trust, Series 2006-15-AF4	5.96%	#	09/25/2036	12,565,249
3,358,479	GSAA Home Equity Trust, Series 2006-18-AF3A	5.77%	#	11/25/2036	2,134,211
7,016,459	GSAA Home Equity Trust, Series 2006-18-AF6	5.68%	#	11/25/2036	3,952,045
15,440	GSAA Home Equity Trust, Series 2006-4-4A1	0.29%	#	03/25/2036	15,443
13,407,269	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	11,392,425
5,773,590	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	4,503,475
22,995,103	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AF	0.54%	# ^	03/25/2035	19,662,698
22,995,103	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AS	5.08%	# ^ I/O	03/25/2035	3,999,274
13,040,509	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AF	0.54%	# ^	09/25/2035	10,861,583
13,040,509	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AS	4.91%	# ^ I/O	09/25/2035	2,164,418
49,174,064	GSMPS Mortgage Loan Trust, Series 2006-RP1-1AS	4.79%	# ^ I/O	01/25/2036	7,864,408
49,174,064	GSMPS Mortgage Loan Trust, Series 2006-RP1-AF1	0.54%	# ^	01/25/2036	40,522,748
6,446,618	GSR Mortgage Loan Trust, Series 2005-1F-1A2	5.50%		02/25/2035	6,467,699
12,935,472	GSR Mortgage Loan Trust, Series 2005-1F-3A3	6.00%		01/25/2035	12,962,100
2,118,339	GSR Mortgage Loan Trust, Series 2005-6F-3A5	6.00%		07/25/2035	2,137,453
21,030,409	GSR Mortgage Loan Trust, Series 2005-6F-3A9	6.71%	#I/F I/O	07/25/2035	4,257,764
2,174,350	GSR Mortgage Loan Trust, Series 2005-6F-4A1	0.69%	#	07/25/2035	1,636,130
1,742,298	GSR Mortgage Loan Trust, Series 2005-7F-3A1	0.69%	#	09/25/2035	1,509,714
26,521,027	GSR Mortgage Loan Trust, Series 2005-8F-3A5	6.00%		11/25/2035	24,680,905
7,793,439	GSR Mortgage Loan Trust, Series 2005-8F-4A1	6.00%		11/25/2035	7,430,456
4,688,828	GSR Mortgage Loan Trust, Series 2006-1F-1A2	5.50%		02/25/2036	4,614,039
2,998,177	GSR Mortgage Loan Trust, Series 2006-2F-2A3	5.75%		02/25/2036	2,911,718
8,600,938	GSR Mortgage Loan Trust, Series 2006-2F-3A3	6.00%		02/25/2036	7,822,041
30,743,784	GSR Mortgage Loan Trust, Series 2006-6F-2A3	6.00%		07/25/2036	27,956,660
31,809,778	GSR Mortgage Loan Trust, Series 2006-7F-2A1	6.00%		08/25/2036	28,520,663
14,806,457	GSR Mortgage Loan Trust, Series 2006-7F-3A4	6.25%		08/25/2036	12,650,266
28,559,086	GSR Mortgage Loan Trust, Series 2006-9F-2A1	6.00%		10/25/2036	25,942,188
48,728,817	GSR Mortgage Loan Trust, Series 2006-9F-4A1	6.50%		10/25/2036	43,172,100
532,779	GSR Mortgage Loan Trust, Series 2006-9F-8A1	5.50%		08/25/2021	524,430
55,268,598	GSR Mortgage Loan Trust, Series 2006-OA1-2A1	0.38%	#	08/25/2046	51,448,708
5,681,547	GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	5,356,006
7,563,583	GSR Mortgage Loan Trust, Series 2007-4F-1A1	5.00%		07/25/2037	7,074,193
88,696,304	GSR Mortgage Loan Trust, Series 2007-4F-3A11	6.00%		07/25/2037	82,417,271
5,156,637	Harborview Mortgage Loan Trust, Series 2005-14-3A1A	2.93%	#	12/19/2035	4,265,137
12,857,985	Harborview Mortgage Loan Trust, Series 2006-10-2A1A	0.37%	#	11/19/2036	10,707,172
2,487,198	Home Equity Asset Trust, Series 2003-3-M1	1.48%	#	08/25/2033	2,276,606
3,484,798	Home Equity Asset Trust, Series 2004-7-M2	1.18%	#	01/25/2035	3,471,702
3,277,309	Homebanc Mortgage Trust, Series 2005-1-M2	0.68%	#	03/25/2035	2,281,322
52,118,848	Homebanc Mortgage Trust, Series 2005-3-A1	0.43%	#	07/25/2035	46,430,597
6,248,249	Homebanc Mortgage Trust, Series 2006-1-3A1	2.51%	#	04/25/2037	5,304,429
3,119,063	HSI Asset Loan Obligation Trust, Series 2006-2-2A1	5.50%		12/25/2021	2,984,670
72,872,884	HSI Asset Loan Obligation Trust, Series 2007-2-3A6	6.00%		09/25/2037	67,533,524
11,515,171	HSI Asset Loan Obligation Trust, Series 2007-AR1-3A1	6.01%	#	01/25/2037	9,889,851
2,089,878	IMPAC Trust, Series 2002-9F-A1	5.22%	#	12/25/2032	2,129,292
46,091,705	Indymac Mortgage Loan Trust, Series 2006-AR3-1A1	2.89%	#	12/25/2036	38,041,374
13,686,134	Indymac Mortgage Loan Trust, Series 2007-A1-A1	6.00%		08/25/2037	11,826,517
10,019,320	Indymac Mortgage Loan Trust, Series 2007-A1-A7	6.00%		08/25/2037	8,657,935
44,272,900	Indymac Mortgage Loan Trust, Series 2007-A3-A1	6.25%		11/25/2037	39,930,526
17,978,490	Indymac Mortgage Loan Trust, Series 2007-AR3-3A1	5.71%	#	07/25/2037	16,291,353
1,079,253	Indymac Mortgage Loan Trust, Series 2007-F2-1A2	6.00%		07/25/2037	881,381
35,030,378	Indymac Mortgage Loan Trust, Series 2007-F2-2A1	6.50%		07/25/2037	20,900,105
9,281,492	Jefferies & Company, Inc., Series 2010-R1-1A1	6.00%	# ^	03/26/2037	9,908,356
1,847,407	Jefferies & Company, Inc., Series 2010-R6-1A2	6.00%	^	09/26/2037	1,881,890
25,598,273	JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	22,452,271
8,206,260	JP Morgan Alternative Loan Trust, Series 2005-S1-2A9	6.00%		12/25/2035	7,196,939
8,140,233	JP Morgan Alternative Loan Trust, Series 2006-S1-1A8	5.75%		03/25/2036	6,917,021
6,494,948	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.19%	#	05/25/2036	4,289,634
14,348,618	JP Morgan Alternative Loan Trust, Series 2006-S4-A3A	5.78%	#	12/25/2036	13,171,759
16,000,000	JP Morgan Mortgage Acquisition Corporation, Series 2006-CH2-AF3	5.38%	#	10/25/2036	12,302,688
5,774,450	JP Morgan Mortgage Acquisition Corporation, Series 2006-WF1-A5	6.41%	#	07/25/2036	3,612,579
15,000,000	JP Morgan Mortgage Acquisition Corporation, Series 2007-CH1-AF5	5.46%	#	11/25/2036	13,445,213
4,478,056	JP Morgan Mortgage Trust, Series 2005-A6-5A1	5.23%	#	08/25/2035	4,429,290
5,748,942	JP Morgan Mortgage Trust, Series 2005-S2-2A13	5.50%		09/25/2035	5,849,753
4,550,181	JP Morgan Mortgage Trust, Series 2006-S2-3A3	6.00%		07/25/2036	4,111,118
15,475,779	JP Morgan Mortgage Trust, Series 2006-S3-1A2	6.00%		08/25/2036	13,973,305
13,613,252	JP Morgan Mortgage Trust, Series 2006-S3-1A21	0.57%	#	08/25/2036	8,432,627
13,613,252	JP Morgan Mortgage Trust, Series 2006-S3-1A22	6.93%	#I/F I/O	08/25/2036	3,407,520
7,211,199	JP Morgan Mortgage Trust, Series 2006-S3-1A9	6.00%		08/25/2036	6,511,097
18,151,460	JP Morgan Mortgage Trust, Series 2006-S4-A8	0.57%	#	01/25/2037	11,282,122
18,151,460	JP Morgan Mortgage Trust, Series 2006-S4-A9	6.43%	#I/F I/O	01/25/2037	4,259,712
4,937,412	JP Morgan Mortgage Trust, Series 2007-A2-2A1	2.85%	#	04/25/2037	4,043,143
22,953,654	JP Morgan Mortgage Trust, Series 2007-S1-2A6	6.00%		03/25/2037	20,162,008
10,748,879	JP Morgan Mortgage Trust, Series 2007-S3-1A1	5.50%		08/25/2037	9,185,783
17,168,657	JP Morgan Mortgage Trust, Series 2007-S3-1A35	6.00%		08/25/2037	15,112,598
2,905,202	JP Morgan Mortgage Trust, Series 2007-S3-1A9	6.00%		08/25/2037	2,559,903
15,830,366	JP Morgan Mortgage Trust, Series 2007-S3-1A96	6.00%		08/25/2037	13,948,840
18,027,691	JP Morgan Mortgage Trust, Series 2007-S3-1A97	6.00%		08/25/2037	15,885,001
8,005,417	JP Morgan Mortgage Trust, Series 2007-S3-2A2	5.50%		08/25/2022	7,855,727
23,909,004	JP Morgan Resecuritization Trust, Series 2010-1-1A4	6.00%	^	02/26/2037	16,120,383
19,497,738	JP Morgan Resecuritization Trust, Series 2010-2-3A9	6.00%	^	07/26/2036	14,581,124
6,865,901	JP Morgan Resecuritization Trust, Series 2010-8-2A3	4.50%	# ^	11/26/2034	7,008,778
6,705,932	JP Morgan Resecuritization Trust, Series 2012-2-3A3	2.73%	# ^	10/26/2036	6,712,605
8,211,121	Lehman Mortgage Trust, Series 2005-2-3A5	5.50%		12/25/2035	7,111,590
8,911,527	Lehman Mortgage Trust, Series 2005-2-5A5	5.75%		12/25/2035	8,088,365
12,887,837	Lehman Mortgage Trust, Series 2005-3-2A1	6.00%		01/25/2036	12,209,472
1,159,626	Lehman Mortgage Trust, Series 2005-3-2A3	5.50%		01/25/2036	1,027,955
5,987,270	Lehman Mortgage Trust, Series 2005-3-2A7	6.00%		01/25/2036	5,404,960
4,051,683	Lehman Mortgage Trust, Series 2006-1-1A1	0.94%	#	02/25/2036	2,367,716
12,155,048	Lehman Mortgage Trust, Series 2006-1-1A2	4.56%	#I/F I/O	02/25/2036	2,151,778
19,508,388	Lehman Mortgage Trust, Series 2006-1-3A1	0.94%	#	02/25/2036	15,271,946
19,508,388	Lehman Mortgage Trust, Series 2006-1-3A2	4.56%	#I/F I/O	02/25/2036	3,387,222
7,662,976	Lehman Mortgage Trust, Series 2006-1-3A4	5.50%		02/25/2036	7,094,452
8,103,184	Lehman Mortgage Trust, Series 2006-4-1A3	5.21%	#I/F I/O	08/25/2036	1,334,586
5,150,208	Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	4,386,703
12,810,833	Lehman Mortgage Trust, Series 2006-5-2A1	0.54%	#	09/25/2036	5,435,585
26,684,827	Lehman Mortgage Trust, Series 2006-5-2A2	6.96%	#I/F I/O	09/25/2036	8,634,743
22,979,333	Lehman Mortgage Trust, Series 2006-6-3A9	5.50%		10/25/2036	18,064,215
15,463,837	Lehman Mortgage Trust, Series 2006-6-4A5	6.00%		12/25/2036	15,181,707
6,231,160	Lehman Mortgage Trust, Series 2006-7-2A2	0.64%	#	11/25/2036	2,774,879
18,792,783	Lehman Mortgage Trust, Series 2006-7-2A5	6.36%	#I/F I/O	11/25/2036	4,998,880
6,205,011	Lehman Mortgage Trust, Series 2006-9-1A19	29.79%	#I/F	01/25/2037	9,381,567
6,893,105	Lehman Mortgage Trust, Series 2006-9-1A5	0.79%	#	01/25/2037	3,458,709
20,475,161	Lehman Mortgage Trust, Series 2006-9-1A6	4.96%	#I/F I/O	01/25/2037	3,823,624
8,047,239	Lehman Mortgage Trust, Series 2006-9-2A1	0.57%	#	01/25/2037	3,494,763
17,686,345	Lehman Mortgage Trust, Series 2006-9-2A2	6.43%	#I/F I/O	01/25/2037	4,655,497
19,288,266	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	17,464,955
5,609,614	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	4,135,898
5,343,199	Lehman Mortgage Trust, Series 2007-4-2A11	0.52%	#	05/25/2037	2,110,198
19,397,141	Lehman Mortgage Trust, Series 2007-4-2A8	6.48%	#I/F I/O	05/25/2037	5,834,932
2,051,209	Lehman Mortgage Trust, Series 2007-4-2A9	0.52%	#	05/25/2037	1,083,964
25,681,240	Lehman Mortgage Trust, Series 2007-5-11A1	5.65%	#	06/25/2037	18,285,749
14,827,792	Lehman Mortgage Trust, Series 2007-5-3A4	5.00%		12/25/2035	13,942,743
4,125,029	Lehman Mortgage Trust, Series 2007-5-4A3	38.92%	#I/F	08/25/2036	6,577,577
1,610,356	Lehman Mortgage Trust, Series 2007-5-7A3	7.50%		10/25/2036	1,360,196
1,362,504	Lehman Mortgage Trust, Series 2007-6-1A8	6.00%		07/25/2037	1,158,525
12,153,419	Lehman Mortgage Trust, Series 2008-2-1A6	6.00%		03/25/2038	11,770,720
3,104,856	Lehman XS Trust, Series 2005-10-2A3B	5.55%	#	01/25/2036	2,489,225
16,188,802	Lehman XS Trust, Series 2005-4-2A3A	5.00%	#	10/25/2035	11,066,511
5,729,919	Lehman XS Trust, Series 2006-5-2A4A	5.89%	#	04/25/2036	5,159,995
31,843,579	Lehman XS Trust, Series 2007-1-2A1	5.86%	#	02/25/2037	28,256,670
11,802,455	Long Beach Mortgage Loan Trust, Series 2006-WL1-2A3	0.43%	#	01/25/2046	10,653,557
6,842,759	MASTR Adjustable Rate Mortgages Trust, Series 2005-2-2A1	2.50%	#	03/25/2035	5,239,292
8,581,367	MASTR Adjustable Rate Mortgages Trust, Series 2005-6-5A1	2.55%	#	07/25/2035	7,323,205
31,793,494	MASTR Adjustable Rate Mortgages Trust, Series 2007-1-2A1	3.08%	#	11/25/2036	27,560,301
10,604,788	MASTR Adjustable Rate Mortgages Trust, Series 2007-2-A2	0.30%	#	03/25/2047	10,264,852
3,418,132	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	3,469,008
1,511,529	MASTR Alternative Loans Trust, Series 2005-5-2A3	5.50%		07/25/2025	1,507,570
9,639,419	MASTR Alternative Loans Trust, Series 2005-6-1A5	5.50%		12/25/2035	8,961,695
5,347,531	MASTR Alternative Loans Trust, Series 2006-3-1A2	6.25%		07/25/2036	4,487,421
12,499,899	MASTR Alternative Loans Trust, Series 2007-1-1A5	5.75%		10/25/2036	11,528,606
11,101,853	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	10,096,419
4,975,000	MASTR Asset Backed Securities Trust, Series 2003-OPT1-M3	4.32%	#	12/25/2032	4,442,085
27,979,551	MASTR Asset Backed Securities Trust, Series 2006-AM2-A3	0.36%	#	06/25/2036	21,152,513
6,590,275	MASTR Asset Backed Securities Trust, Series 2006-NC1-A3	0.38%	#	01/25/2036	6,409,019
702,409	MASTR Asset Securitization Trust, Series 2003-1-30B2	5.75%		02/25/2033	702,832
883,667	MASTR Asset Securitization Trust, Series 2007-1-1A1	5.50%		11/25/2037	880,885
8,672,042	MASTR Asset Securitization Trust, Series 2007-1-1A3	6.25%		11/25/2037	7,647,380
1,580,788	MASTR Seasoned Securitization Trust, Series 2005-2-1A4	6.00%		10/25/2032	1,479,411
2,787,001	MASTR Seasoned Securitization Trust, Series 2005-2-2A1	0.59%	#	10/25/2032	2,411,032
15,229,742	Merrill Lynch Mortgage Investors Trust, Series 2006-3-1A	2.44%	#	10/25/2036	14,374,203
5,631,339	Merrill Lynch Mortgage Investors Trust, Series 2006-F1-1A2	6.00%		04/25/2036	5,396,144
1,661,165	Morgan Stanley Capital, Inc., Series 2003-NC6-M2	3.12%	#	06/25/2033	1,434,795
4,423,580	Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A1	0.89%	#	12/25/2035	3,309,742
11,083,135	Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A6	5.75%		12/25/2035	10,398,568
12,595,613	Morgan Stanley Mortgage Loan Trust, Series 2005-10-2A1	5.56%	#	12/25/2035	12,450,744
1,777,607	Morgan Stanley Mortgage Loan Trust, Series 2005-6AR-1A1	0.47%	#	11/25/2035	1,663,435
7,425,996	Morgan Stanley Mortgage Loan Trust, Series 2006-11-1A6	6.23%	#	08/25/2036	4,009,870
20,217,532	Morgan Stanley Mortgage Loan Trust, Series 2006-11-2A1	6.00%		08/25/2036	16,011,244
10,796,171	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A3A	5.65%	#	10/25/2046	7,001,619
3,284,622	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A6	5.58%	#	10/25/2046	1,941,034
1,278,147	Morgan Stanley Mortgage Loan Trust, Series 2006-2-2A3	5.75%		02/25/2036	1,225,981
63,978,351	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.52%	#	06/25/2036	53,754,035
5,223,617	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A4	6.00%		06/25/2036	4,336,529
5,287,438	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A7	6.00%		06/25/2036	4,389,512
7,393,411	Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	5,761,910
27,374,035	Morgan Stanley Mortgage Loan Trust, Series 2007-14AR-2A3	2.55%	#	10/25/2037	21,428,258
5,065,840	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A3	5.92%	#	09/25/2046	3,216,079
3,780,738	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A4A	6.08%	#	09/25/2046	2,583,809
2,707,922	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-1A2A	5.62%	#	01/25/2047	2,512,531
11,326,281	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A3S	5.86%	#	01/25/2047	7,938,845
6,624,806	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A4S	5.96%	#	01/25/2047	4,643,114
3,746,793	Morgan Stanley Re-Remic Trust, Series 2010-R9-1A	4.00%	# ^	08/26/2036	3,814,499
7,680,126	Morgan Stanley Re-Remic Trust, Series 2010-R9-1B	7.00%	# ^	08/26/2036	5,861,572
63,394,542	Morgan Stanley Re-Remic Trust, Series 2010-R9-3C	7.24%	# ^	11/26/2036	50,595,944
8,861,997	Morgan Stanley Re-Remic Trust, Series 2011-R1-1A	5.94%	# ^	02/26/2037	9,192,518
41,510,391	MSCC Heloc Trust, Series 2007-1-A	0.29%	#	12/25/2031	37,038,186
1,814,616	New York Mortgage Trust, Series 2005-2-A	0.52%	#	08/25/2035	1,695,424
38,286,054	Newcastle Mortgage Securities Trust, Series 2006-1-A3	0.37%	#	03/25/2036	37,615,799
1,968,859	Nomura Asset Acceptance Corporation, Series 2005-AP1-2A5	4.86%	#	02/25/2035	1,959,323
20,758,292	Nomura Asset Acceptance Corporation, Series 2006-AF1-1A2	6.16%	#	05/25/2036	12,316,870
4,218,456	Nomura Asset Acceptance Corporation, Series 2006-AF1-1A3	6.41%	#	05/25/2036	2,576,597
20,643,195	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	14,795,896
4,480,455	Nomura Asset Acceptance Corporation, Series 2006-AP1-A3	5.65%	#	01/25/2036	3,243,778
2,259,668	Nomura Asset Acceptance Corporation, Series 2006-WF1-A2	5.76%	#	06/25/2036	1,248,448
22,207,437	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	5.80%	#	10/25/2036	12,144,081
4,093,031	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.06%	#	02/25/2037	2,576,475
20,400,610	Nomura Home Equity Loan, Inc., Series 2007-1-1A3	5.99%	#	02/25/2037	12,782,104
1,285,454	Option One Mortgage Loan Trust, Series 2002-2-A	0.73%	#	06/25/2032	1,169,717
1,770,692	Option One Mortgage Loan Trust, Series 2004-3-M3	0.84%	#	11/25/2034	1,623,125
2,068,894	PHH Alternative Mortgage Trust, Series 2007-2-3A1	6.00%		05/25/2037	1,689,973
37,816,142	PHH Alternative Mortgage Trust, Series 2007-3-A2	0.38%	#	07/25/2037	31,854,351
1,273,011	Popular ABS Mortgage Pass-Thru Trust, Series 2005-5-AF6	4.96%	#	11/25/2035	1,252,361
2,262,207	Prime Mortgage Trust, Series 2006-1-2A5	6.00%		06/25/2036	2,198,181
5,008,551	Prime Mortgage Trust, Series 2006-DR1-2A1	5.50%	^	05/25/2035	5,042,467
7,663,797	Prime Mortgage Trust, Series 2006-DR1-2A2	6.00%	^	05/25/2035	7,898,267
8,513,929	RAAC Series, Series 2007-SP2-A1	0.39%	#	06/25/2047	8,400,720
63,473,156	RBSGC Structured Trust, Series 2008-B-A1	6.00%	^	06/25/2037	57,059,212
1,844,109	Renaissance Home Equity Loan Trust, Series 2006-1-AF6	5.75%	#	05/25/2036	1,369,390
11,105,487	Renaissance Home Equity Loan Trust, Series 2006-4-AF4	5.47%	#	01/25/2037	6,413,630
21,868,965	Renaissance Home Equity Loan Trust, Series 2006-4-AF5	5.69%	#	01/25/2037	13,099,357
18,336,238	Renaissance Home Equity Loan Trust, Series 2007-2-AF2	5.68%	#	06/25/2037	9,909,068
9,916,840	Renaissance Home Equity Loan Trust, Series 2007-2-AF5	6.20%	#	06/25/2037	5,891,813
11,735,391	Residential Accredit Loans, Inc., Series 2004-QS15-A1	5.25%		11/25/2034	12,050,533
1,215,664	Residential Accredit Loans, Inc., Series 2005-QS12-A11	49.03%	#I/F	08/25/2035	2,636,754
5,594,639	Residential Accredit Loans, Inc., Series 2005-QS13-1A6	5.50%		09/25/2035	4,776,006
9,656,881	Residential Accredit Loans, Inc., Series 2005-QS13-2A1	0.89%	#	09/25/2035	6,550,489
39,593,210	Residential Accredit Loans, Inc., Series 2005-QS13-2A2	4.86%	#I/F I/O	09/25/2035	6,792,215
16,269,898	Residential Accredit Loans, Inc., Series 2005-QS14-2A1	6.00%		09/25/2035	12,250,842
8,615,311	Residential Accredit Loans, Inc., Series 2005-QS15-2A	6.00%		10/25/2035	6,452,967
8,582,642	Residential Accredit Loans, Inc., Series 2005-QS15-3A	6.00%		10/25/2035	7,200,983
9,462,750	Residential Accredit Loans, Inc., Series 2005-QS16-A1	0.89%	#	11/25/2035	6,930,953
9,461,114	Residential Accredit Loans, Inc., Series 2005-QS16-A2	4.61%	#I/F I/O	11/25/2035	1,455,394
4,345,779	Residential Accredit Loans, Inc., Series 2005-QS17-A1	6.00%		12/25/2035	3,746,935
3,011,401	Residential Accredit Loans, Inc., Series 2005-QS17-A10	6.00%		12/25/2035	2,596,433
12,594,985	Residential Accredit Loans, Inc., Series 2005-QS17-A11	6.00%		12/25/2035	10,859,409
8,952,118	Residential Accredit Loans, Inc., Series 2005-QS17-A2	1.04%	#	12/25/2035	6,324,497
8,952,118	Residential Accredit Loans, Inc., Series 2005-QS17-A4	4.96%	#I/F I/O	12/25/2035	1,391,387
7,203,152	Residential Accredit Loans, Inc., Series 2005-QS17-A6	6.00%		12/25/2035	6,210,564
5,106,243	Residential Accredit Loans, Inc., Series 2005-QS1-A5	5.50%		01/25/2035	5,034,120
3,839,900	Residential Accredit Loans, Inc., Series 2005-QS5-A3	5.70%		04/25/2035	3,528,507
3,471,197	Residential Accredit Loans, Inc., Series 2005-QS9-A1	0.69%	#	06/25/2035	2,882,934
8,664,401	Residential Accredit Loans, Inc., Series 2005-QS9-A4	4.81%	#I/F I/O	06/25/2035	1,489,744
3,552,763	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	2,874,328
3,661,490	Residential Accredit Loans, Inc., Series 2006-QS12-1A1	6.50%		09/25/2036	2,606,963
9,163,514	Residential Accredit Loans, Inc., Series 2006-QS12-2A18	5.75%		09/25/2036	7,292,659
14,176,296	Residential Accredit Loans, Inc., Series 2006-QS14-A18	6.25%		11/25/2036	11,383,020
7,778,226	Residential Accredit Loans, Inc., Series 2006-QS15-A1	6.50%		10/25/2036	5,996,736
2,821,678	Residential Accredit Loans, Inc., Series 2006-QS16-A10	6.00%		11/25/2036	2,205,206
10,033,439	Residential Accredit Loans, Inc., Series 2006-QS16-A11	6.00%		11/25/2036	7,841,363
2,928,873	Residential Accredit Loans, Inc., Series 2006-QS16-A7	6.00%		11/25/2036	2,288,982
3,164,993	Residential Accredit Loans, Inc., Series 2006-QS16-A8	6.00%		11/25/2036	2,473,515
1,252,447	Residential Accredit Loans, Inc., Series 2006-QS16-A9	6.00%		11/25/2036	978,822
6,783,880	Residential Accredit Loans, Inc., Series 2006-QS17-A4	6.00%		12/25/2036	5,142,527
37,688,305	Residential Accredit Loans, Inc., Series 2006-QS17-A5	6.00%		12/25/2036	28,569,658
3,926,704	Residential Accredit Loans, Inc., Series 2006-QS1-A6	41.38%	#I/F	01/25/2036	7,652,388
26,711,677	Residential Accredit Loans, Inc., Series 2006-QS3-1A11	6.00%		03/25/2036	22,809,328
5,645,582	Residential Accredit Loans, Inc., Series 2006-QS4-A8	8.00%	#I/F	04/25/2036	5,024,412
16,770,582	Residential Accredit Loans, Inc., Series 2006-QS5-A3	6.00%		05/25/2036	13,568,944
21,759,455	Residential Accredit Loans, Inc., Series 2006-QS8-A1	6.00%		08/25/2036	17,096,905
37,734,073	Residential Accredit Loans, Inc., Series 2006-QS8-A5	5.36%	#I/F I/O	08/25/2036	6,056,602
12,960,257	Residential Accredit Loans, Inc., Series 2006-QS9-1A6	5.11%	#I/F I/O	07/25/2036	2,312,434
11,343,406	Residential Accredit Loans, Inc., Series 2007-QS11-A1	7.00%		10/25/2037	9,558,078
39,100,190	Residential Accredit Loans, Inc., Series 2007-QS1-1A2	5.26%	#I/F I/O	01/25/2037	8,332,387
3,935,849	Residential Accredit Loans, Inc., Series 2007-QS1-1A4	6.00%		01/25/2037	3,270,251
9,848,962	Residential Accredit Loans, Inc., Series 2007-QS1-2A10	6.00%		01/25/2037	8,357,450
1,729,225	Residential Accredit Loans, Inc., Series 2007-QS2-A6	6.25%		01/25/2037	1,346,074
64,322,061	Residential Accredit Loans, Inc., Series 2007-QS3-A1	6.50%		02/25/2037	51,252,204
10,256,553	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	8,033,733
7,715,354	Residential Accredit Loans, Inc., Series 2007-QS5-A1	5.50%		03/25/2037	5,952,774
3,182,898	Residential Accredit Loans, Inc., Series 2007-QS5-A5	0.49%	#	03/25/2037	1,787,894
10,571,132	Residential Accredit Loans, Inc., Series 2007-QS5-A8	6.51%	#I/F I/O	03/25/2037	2,052,639
8,570,538	Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	6,763,825
2,755,677	Residential Accredit Loans, Inc., Series 2007-QS6-A13	53.39%	#I/F	04/25/2037	6,942,452
12,272,338	Residential Accredit Loans, Inc., Series 2007-QS6-A45	5.75%		04/25/2037	9,685,268
19,558,314	Residential Accredit Loans, Inc., Series 2007-QS6-A6	6.25%		04/25/2037	15,990,594
1,350,831	Residential Accredit Loans, Inc., Series 2007-QS6-A77	54.23%	#I/F	04/25/2037	3,460,518
13,888,457	Residential Accredit Loans, Inc., Series 2007-QS7-2A1	6.75%		06/25/2037	8,898,383
59,945,466	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	46,430,880
12,300,000	Residential Asset Mortgage Products, Inc., Series 2006-RZ3-A3	0.48%	#	08/25/2036	9,347,797
552,021	Residential Asset Mortgage Products, Inc., Series 2004-RS4-AI6	5.07%	#	04/25/2034	570,131
3,067,496	Residential Asset Mortgage Products, Inc., Series 2004-RS5-AI6	5.55%	#	05/25/2034	3,008,860
10,100,258	Residential Asset Mortgage Products, Inc., Series 2004-RS7-A3	2.66%	#	07/25/2034	8,686,222
5,626,079	Residential Asset Mortgage Products, Inc., Series 2004-RS7-AI6	5.22%	#	07/25/2034	5,433,884
269,444	Residential Asset Mortgage Products, Inc., Series 2004-RS8-AI4	5.06%	#	06/25/2032	270,275
1,237,141	Residential Asset Mortgage Products, Inc., Series 2004-RS9-AI4	4.77%	#	10/25/2032	1,196,546
1,606,668	Residential Asset Mortgage Products, Inc., Series 2004-RS9-AI6	4.72%	#	07/25/2034	1,484,114
3,564,504	Residential Asset Mortgage Products, Inc., Series 2004-RZ2-AI4	5.35%	#	02/25/2033	3,357,996
7,550,000	Residential Asset Mortgage Products, Inc., Series 2005-RS1-AI5	5.41%	#	01/25/2035	6,877,389
7,978,117	Residential Asset Mortgage Products, Inc., Series 2006-RS5-A3	0.36%	#	09/25/2036	7,434,333
12,760,000	Residential Asset Mortgage Products, Inc., Series 2006-RX5-A3	0.44%	#	08/25/2046	10,779,814
655,054	Residential Asset Securities Corporation, Series 2002-KS1-AI6	6.08%	#	06/25/2032	622,607
3,255,735	Residential Asset Securities Corporation, Series 2003-KS11-MI1	5.13%	#	01/25/2034	3,122,651
5,132,673	Residential Asset Securities Corporation, Series 2005-AHL3-A2	0.43%	#	11/25/2035	4,989,864
22,965,952	Residential Asset Securities Corporation, Series 2006-EMX5-A3	0.35%	#	07/25/2036	18,453,832
1,727,683	Residential Asset Securities Corporation, Series 2006-KS4-A3	0.34%	#	06/25/2036	1,694,815
9,775,853	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	7,775,224
7,471,110	Residential Asset Securitization Trust, Series 2005-A12-A7	4.81%	#I/F I/O	11/25/2035	1,174,455
5,835,905	Residential Asset Securitization Trust, Series 2005-A12-A8	0.74%	#	11/25/2035	4,287,213
21,431,779	Residential Asset Securitization Trust, Series 2005-A15-5A3	5.75%		02/25/2036	17,381,065
4,770,237	Residential Asset Securitization Trust, Series 2005-A7-A3	5.50%		06/25/2035	4,415,136
9,869,078	Residential Asset Securitization Trust, Series 2005-A8CB-A11	6.00%		07/25/2035	8,788,725
10,098,132	Residential Asset Securitization Trust, Series 2005-A8CB-A2	4.81%	#I/F I/O	07/25/2035	1,729,517
8,936,558	Residential Asset Securitization Trust, Series 2006-A10-A5	6.50%		09/25/2036	6,439,179
1,689,219	Residential Asset Securitization Trust, Series 2006-A1-1A3	6.00%		04/25/2036	1,408,176
12,693,044	Residential Asset Securitization Trust, Series 2006-A12-A1	6.25%		11/25/2036	9,805,795
13,346,428	Residential Asset Securitization Trust, Series 2006-A13-A1	6.25%		12/25/2036	9,729,006
26,558,212	Residential Asset Securitization Trust, Series 2006-A1-3A2	6.00%		04/25/2036	21,895,572
21,112,583	Residential Asset Securitization Trust, Series 2006-A14C-2A6	0.64%	#	12/25/2036	7,656,045
46,592,303	Residential Asset Securitization Trust, Series 2006-A14C-2A7	6.36%	#I/F I/O	12/25/2036	15,090,991
12,956,821	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	10,544,714
1,592,031	Residential Asset Securitization Trust, Series 2006-A4-2A5	6.00%		05/25/2036	1,446,036
7,399,597	Residential Asset Securitization Trust, Series 2006-A8-1A1	6.00%		08/25/2036	6,517,779
10,405,832	Residential Asset Securitization Trust, Series 2006-R1-A1	27.63%	#I/F	01/25/2046	15,447,026
65,598,131	Residential Asset Securitization Trust, Series 2007-A2-1A2	6.00%		04/25/2037	58,019,153
1,719,595	Residential Asset Securitization Trust, Series 2007-A3-1A2	44.90%	#I/F	04/25/2037	4,135,994
29,772,079	Residential Asset Securitization Trust, Series 2007-A5-1A4	5.91%	#I/F I/O	05/25/2037	7,900,378
7,688,540	Residential Asset Securitization Trust, Series 2007-A5-1A6	0.59%	#	05/25/2037	2,326,991
15,927,450	Residential Asset Securitization Trust, Series 2007-A5-2A3	6.00%		05/25/2037	14,574,015
6,980,188	Residential Asset Securitization Trust, Series 2007-A5-2A5	6.00%		05/25/2037	6,387,046
26,058,953	Residential Asset Securitization Trust, Series 2007-A6-1A2	6.00%		06/25/2037	22,749,596
15,022,647	Residential Asset Securitization Trust, Series 2007-A7-A1	6.00%		07/25/2037	11,881,494
29,278,322	Residential Asset Securitization Trust, Series 2007-A7-A6	6.00%		07/25/2037	23,156,386
8,065,175	Residential Funding Mortgage Securities Trust, Series 2003-S16-A1	4.75%		09/25/2018	8,071,184
2,776,792	Residential Funding Mortgage Securities Trust, Series 2005-S4-A1	5.50%		05/25/2035	2,767,046
9,052,227	Residential Funding Mortgage Securities Trust, Series 2005-S9-A10	6.25%		12/25/2035	8,683,697
23,015,695	Residential Funding Mortgage Securities Trust, Series 2005-S9-A6	5.75%		12/25/2035	23,192,099
1,710,576	Residential Funding Mortgage Securities Trust, Series 2005-S9-A8	5.50%		12/25/2035	1,698,940
29,975,749	Residential Funding Mortgage Securities Trust, Series 2006-S10-1A1	6.00%		10/25/2036	27,316,630
21,967,648	Residential Funding Mortgage Securities Trust, Series 2006-S11-A1	6.00%		11/25/2036	20,460,404
9,175,457	Residential Funding Mortgage Securities Trust, Series 2006-S5-A12	6.00%		06/25/2036	8,583,608
628,190	Residential Funding Mortgage Securities Trust, Series 2006-S5-A15	6.00%		06/25/2036	587,670
15,062,778	Residential Funding Mortgage Securities Trust, Series 2006-S9-A1	6.25%		09/25/2036	13,740,500
12,263,189	Residential Funding Mortgage Securities Trust, Series 2007-S1-A7	6.00%		01/25/2037	10,933,099
10,485,053	Residential Funding Mortgage Securities Trust, Series 2007-S2-A1	6.00%		02/25/2037	9,546,206
11,812,567	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	10,754,852
22,052,711	Residential Funding Mortgage Securities Trust, Series 2007-S2-A5	6.00%		02/25/2037	20,078,078
3,446,104	Residential Funding Mortgage Securities Trust, Series 2007-S2-A9	6.00%		02/25/2037	3,137,534
9,651,800	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	9,144,714
3,214,034	Residential Funding Mortgage Securities Trust, Series 2007-S4-A1	6.00%		04/25/2037	2,942,755
70,990,944	Residential Funding Mortgage Securities Trust, Series 2007-S5-A1	6.00%		05/25/2037	65,831,464
11,798,525	Residential Funding Mortgage Securities Trust, Series 2007-S6-2A4	6.00%		06/25/2037	10,482,122
51,866,488	Residential Funding Mortgage Securities Trust, Series 2007-S7-A20	6.00%		07/25/2037	48,135,861
23,530,061	Residential Funding Mortgage Securities Trust, Series 2007-S8-1A1	6.00%		09/25/2037	20,647,711
10,089,139	Residential Funding Mortgage Securities Trust, Series 2007-SA1-4A	5.99%	#	02/25/2037	9,137,869
21,649,508	Residential Funding Mortgage Securities Trust, Series 2007-SA2-2A1	3.22%	#	04/25/2037	18,182,654
72,440,000	Saxon Asset Securities Trust, Series 2006-3-A3	0.36%	#	10/25/2046	53,921,656
450,716	Sequoia Mortgage Trust, Series 2003-4-2A1	0.54%	#	07/20/2033	441,468
33,243,694	Soundview Home Equity Loan Trust, Series 2007-NS1-A2	0.34%	#	01/25/2037	30,982,225
30,157,240	STARM Mortgage Loan Trust, Series 2007-2-1A1	2.97%	#	04/25/2037	24,491,946
16,543,297	STARM Mortgage Loan Trust, Series 2007-3-1A1	2.89%	#	06/25/2037	14,458,784
20,806,187	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12-8A	4.29%	#	09/25/2034	20,331,733
5,680,130	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-8A1	5.50%	#	02/25/2036	4,730,088
436,589	Structured Asset Securities Corporation, Series 2003-18XS-A6	4.54%	#	06/25/2033	443,613
6,420,294	Structured Asset Securities Corporation, Series 2003-24A-1A3	2.57%	#	07/25/2033	6,264,537
20,652,206	Structured Asset Securities Corporation, Series 2003-35-1A1	5.16%	#	12/25/2033	20,874,423
10,902,903	Structured Asset Securities Corporation, Series 2004-11XS-2A2	5.40%	#	06/25/2034	11,587,681
5,164,674	Structured Asset Securities Corporation, Series 2004-15-2A1	4.75%		09/25/2019	5,248,352
21,931,838	Structured Asset Securities Corporation, Series 2004-22-A2	5.29%	#	01/25/2035	21,725,295
45,228,029	Structured Asset Securities Corporation, Series 2005-10-1A1	5.75%		06/25/2035	44,418,877
8,922,005	Structured Asset Securities Corporation, Series 2005-10-6A1	5.00%		06/25/2020	9,354,660
11,273,733	Structured Asset Securities Corporation, Series 2005-13-3A1	6.00%		09/25/2035	10,006,374
5,272,012	Structured Asset Securities Corporation, Series 2005-14-1A1	0.49%	#	07/25/2035	4,723,515
1,374,699	Structured Asset Securities Corporation, Series 2005-14-1A4	23.67%	#I/F	07/25/2035	1,683,902
69,098,621	Structured Asset Securities Corporation, Series 2005-14-4A1	5.75%		07/25/2035	69,390,079
7,309,157	Structured Asset Securities Corporation, Series 2005-15-1A1	5.50%		08/25/2035	7,474,776
14,013,000	Structured Asset Securities Corporation, Series 2005-15-2A7	5.50%		08/25/2035	13,489,523
25,365,285	Structured Asset Securities Corporation, Series 2005-15-3A1	5.16%	#	08/25/2035	24,957,500
15,544,498	Structured Asset Securities Corporation, Series 2005-16-1A2	5.50%		09/25/2035	15,546,379
12,500,000	Structured Asset Securities Corporation, Series 2005-3-1A6	5.75%		03/25/2035	11,669,381
5,553,534	Structured Asset Securities Corporation, Series 2005-6-4A1	5.00%		05/25/2035	5,622,625
1,997,178	Suntrust Alternative Loan Trust, Series 2005-1F-2A3	5.75%		12/25/2035	1,926,312
3,423,186	Suntrust Alternative Loan Trust, Series 2006-1F-1A3	6.00%		04/25/2036	2,822,655
2,155,205	Thornburg Mortgage Securities Trust, Series 2003-6-A2	1.19%	#	12/25/2033	1,863,513
16,876,856	Thornburg Mortgage Securities Trust, Series 2004-4-5A	4.82%	#	12/25/2044	16,263,146
29,759,070	Thornburg Mortgage Securities Trust, Series 2007-1-A1	1.99%	#	03/25/2037	26,076,802
8,449,962	Thornburg Mortgage Securities Trust, Series 2007-1-A2A	5.80%	#	03/25/2037	7,424,018
11,764,808	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1-2A	6.00%		03/25/2035	10,818,864
6,739,024	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-4-5A1	5.50%		06/25/2035	6,419,372
2,397,015	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5-CB12	48.48%	#I/F	07/25/2035	5,234,850
7,762,124	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5-CB6	0.79%	#	07/25/2035	5,832,359
2,602,810	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-6-2A7	5.50%		08/25/2035	2,423,221
2,398,680	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-7-3CB	6.50%		08/25/2035	1,751,673
6,541,499	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-9-CX	5.50%	I/O	11/25/2035	1,597,055
10,632,250	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A1	5.75%		02/25/2036	8,915,854
5,376,190	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A2	5.75%		02/25/2036	4,508,306
4,568,521	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A7	5.75%		02/25/2036	3,831,002
5,348,739	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-1A8	5.75%		07/25/2036	4,284,418
9,786,014	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB1	6.00%		07/25/2036	6,959,104
17,775,520	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB6	6.00%		07/25/2036	12,640,430
9,246,365	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-3A5	6.45%	#	07/25/2036	4,883,357
6,113,664	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-9-A7	5.93%	#	10/25/2036	4,408,584
21,809,227	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10-1A1	2.66%	#	09/25/2036	17,785,065
31,258,352	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR15-1A	1.01%	#	11/25/2046	24,083,294
3,279,841	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6-2A3	4.94%	#	08/25/2036	2,886,142
21,732,500	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A3	6.00%		04/25/2037	18,259,853
21,713,567	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-4-1A1	5.50%		06/25/2037	20,604,168
900,621	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A11	38.32%	#I/F	06/25/2037	1,627,136
22,515,529	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A6	6.00%		06/25/2037	18,572,001
43,787,639	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3-4A1	2.56%	#	03/25/2037	40,263,129
39,638,770	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY5-1A1	2.18%	#	05/25/2037	33,612,270
37,128,997	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY6-2A3	4.97%	#	06/25/2037	32,321,237
4,502,549	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A10	6.00%		03/25/2037	3,879,543
19,769,699	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A3	6.00%		03/25/2037	17,034,305
17,045,806	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A5	6.00%		03/25/2037	14,687,297
27,937,221	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A6	6.00%		03/25/2037	24,560,868
135,765,307	Wells Fargo Alternative Loan Trust, Series 2007-PA2-1A1	6.00%		06/25/2037	125,180,162
18,728,061	Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A1	0.54%	#	06/25/2037	9,767,255
27,589,334	Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A2	6.46%	#I/F I/O	06/25/2037	6,614,074
1,994,007	Wells Fargo Alternative Loan Trust, Series 2007-PA3-1A4	5.75%		07/25/2037	1,782,050
9,129,818	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A1	6.00%		07/25/2037	8,449,738
19,008,529	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A4	6.00%		07/25/2037	17,562,693
28,389,301	Wells Fargo Alternative Loan Trust, Series 2007-PA3-3A1	6.25%		07/25/2037	25,090,975
18,750,958	Wells Fargo Alternative Loan Trust, Series 2007-PA3-4A3	6.50%		07/25/2037	14,556,744
247,164,788	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	231,064,721
2,596,267	Wells Fargo Alternative Loan Trust, Series 2007-PA5-2A1	6.00%		11/25/2022	2,702,771
36,713,728	Wells Fargo Mortgage Backed Securities Trust, Series 2004-Y-3A3	2.75%	#	11/25/2034	36,653,573
33,503,967	Wells Fargo Mortgage Backed Securities Trust, Series 2005-12-1A5	5.50%		11/25/2035	33,762,701
1,119,281	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4-A7	23.12%	#I/F	04/25/2035	1,745,156
7,523,832	Wells Fargo Mortgage Backed Securities Trust, Series 2005-8-A1	5.50%		10/25/2035	7,634,959
5,868,293	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16-6A4	2.65%	#	10/25/2035	2,900,046
17,376,915	Wells Fargo Mortgage Backed Securities Trust, Series 2006-12-A3	6.00%		10/25/2036	17,054,677
19,493,514	Wells Fargo Mortgage Backed Securities Trust, Series 2006-14-A1	6.00%		10/25/2036	18,626,676
24,323,943	Wells Fargo Mortgage Backed Securities Trust, Series 2006-15-A1	6.00%		11/25/2036	23,540,481
9,787,789	Wells Fargo Mortgage Backed Securities Trust, Series 2006-16-A2	5.00%		11/25/2036	10,027,105
243,519	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-1A4	18.86%	#I/F	03/25/2036	343,510
4,369,790	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-3A1	5.75%		03/25/2036	4,285,022
5,824,406	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3-A6	5.50%		03/25/2036	5,715,440
1,322,026	Wells Fargo Mortgage Backed Securities Trust, Series 2006-4-1A8	5.75%		04/25/2036	1,319,122
823,273	Wells Fargo Mortgage Backed Securities Trust, Series 2006-4-2A2	5.50%		04/25/2036	801,768
11,860,931	Wells Fargo Mortgage Backed Securities Trust, Series 2006-6-2A1	0.59%	#	05/25/2036	8,736,951
11,860,931	Wells Fargo Mortgage Backed Securities Trust, Series 2006-6-2A2	6.91%	#I/F I/O	05/25/2036	2,681,590
5,643,406	Wells Fargo Mortgage Backed Securities Trust, Series 2006-9-2A1	0.00%	P/O	08/25/2036	2,518,305
5,643,406	Wells Fargo Mortgage Backed Securities Trust, Series 2006-9-2A2	6.00%	I/O	08/25/2036	1,210,293
24,935,346	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12-1A1	3.01%	#	09/25/2036	22,370,896
12,458,837	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13-A2	2.62%	#	09/25/2036	10,887,890
14,996,533	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4-2A1	5.59%	#	04/25/2036	14,314,333
5,279,071	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-1A18	6.00%		07/25/2037	5,094,879
8,628,329	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-2A11	6.00%		07/25/2037	8,204,247
5,457,787	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A14	6.00%		08/25/2037	5,344,380
10,893,176	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A36	6.00%		08/25/2037	10,673,433
7,741,621	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A96	6.00%		08/25/2037	7,579,101
64,740,873	Wells Fargo Mortgage Backed Securities Trust, Series 2007-14-1A1	6.00%		10/25/2037	63,668,570
58,488,981	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A1	6.00%		03/25/2037	53,723,006
3,384,938	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A18	5.75%		03/25/2037	3,079,019
7,623,775	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A9	6.00%		03/25/2037	7,002,552
6,041,553	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-3A2	5.25%		03/25/2037	6,217,096
5,407,232	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3-1A3	6.00%		04/25/2037	5,164,042
5,966,563	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A11	6.50%		04/25/2037	5,881,104
22,928,456	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A15	6.00%		04/25/2037	22,088,541
13,519,027	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A3	6.00%		04/25/2037	13,023,798
14,259,136	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A8	6.00%		04/25/2037	13,736,795
4,609,503	Wells Fargo Mortgage Backed Securities Trust, Series 2007-5-1A6	23.68%	#I/F	05/25/2037	6,145,190
17,413,642	Wells Fargo Mortgage Backed Securities Trust, Series 2007-6-A4	6.00%		05/25/2037	16,689,496
8,321,085	Wells Fargo Mortgage Backed Securities Trust, Series 2007-6-A6	6.00%		05/25/2037	7,897,821
27,360,645	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	26,313,649
1,902,879	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A32	5.75%		06/25/2037	1,823,536
61,614,158	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A34	6.00%		06/25/2037	58,774,115
16,283,291	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A36	6.00%		06/25/2037	15,876,241
5,675,364	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A43	0.69%	#	06/25/2037	4,526,409
15,504,975	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A49	6.00%		06/25/2037	14,790,288
6,563,986	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A8	0.69%	#	06/25/2037	5,235,133
2,961,129	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A9	37.84%	#I/F	06/25/2037	5,555,848
4,295,815	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A13	0.56%	#	07/25/2037	3,388,139
4,295,815	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A14	38.62%	#I/F	07/25/2037	7,692,153
69,806,990	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A16	6.00%		07/25/2037	66,537,231
46,581,131	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A2	6.00%		07/25/2037	44,399,270
6,585,219	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A20	6.00%		07/25/2037	6,276,768
29,472,398	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A22	6.00%		07/25/2037	28,091,911
20,476,685	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A3	6.00%		07/25/2037	19,517,557
4,072,464	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-2A2	6.00%		07/25/2037	3,918,842
24,019,232	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-2A9	6.00%		07/25/2037	24,155,481
11,134,107	Wells Fargo Mortgage Backed Securities Trust, Series 2007-9-1A5	5.50%		07/25/2037	11,299,738
114,255,087	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR9-A1	5.97%	#	12/28/2037	110,150,987
38,098,735	Wells Fargo Mortgage Loan Trust, Series 2012-RR1-A1	2.85%	# ^	08/27/2037	38,355,311
Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $9,942,274,585)					10,332,970,039

US Government / Agency Mortgage Backed Obligations - 46.8%
26,168,715	Federal Home Loan Mortgage Corporation, Pool C03490	4.50%		08/01/2040	27,587,706
116,992,503	Federal Home Loan Mortgage Corporation, Pool C91388	3.50%		02/01/2032	120,563,539
60,825,209	Federal Home Loan Mortgage Corporation, Pool C91403	3.50%		03/01/2032	62,908,965
62,659,002	Federal Home Loan Mortgage Corporation, Pool C91413	3.50%		12/01/2031	64,567,993
30,519,487	Federal Home Loan Mortgage Corporation, Pool C91417	3.50%		01/01/2032	31,451,404
118,127,258	Federal Home Loan Mortgage Corporation, Pool C91447	3.50%		05/01/2032	122,172,986
119,479,398	Federal Home Loan Mortgage Corporation, Pool C91594	3.00%		01/01/2033	121,123,773
34,223,954	Federal Home Loan Mortgage Corporation, Pool C91596	3.00%		02/01/2033	34,695,341
20,091,731	Federal Home Loan Mortgage Corporation, Pool D98901	3.50%		01/01/2032	20,713,189
60,845,177	Federal Home Loan Mortgage Corporation, Pool D98923	3.50%		01/01/2032	62,722,726
44,032,466	Federal Home Loan Mortgage Corporation, Pool D99724	3.00%		11/01/2032	44,638,118
76,700,860	Federal Home Loan Mortgage Corporation, Pool G01840	5.00%		07/01/2035	82,214,945
20,094,819	Federal Home Loan Mortgage Corporation, Pool G04817	5.00%		09/01/2038	21,426,579
55,910,462	Federal Home Loan Mortgage Corporation, Pool G06172	5.50%		12/01/2038	60,073,460
42,784,092	Federal Home Loan Mortgage Corporation, Pool G06871	6.00%		06/01/2038	46,473,150
77,653,182	Federal Home Loan Mortgage Corporation, Pool G06954	6.00%		05/01/2040	84,240,565
102,599,563	Federal Home Loan Mortgage Corporation, Pool G07011	6.00%		05/01/2040	111,303,168
206,476,507	Federal Home Loan Mortgage Corporation, Pool J22834	2.50%		03/01/2028	207,836,954
183,632,329	Federal Home Loan Mortgage Corporation, Pool Q16672	3.00%		03/01/2043	179,322,853
20,834,168	Federal Home Loan Mortgage Corporation, Pool T60392	4.00%		10/01/2041	21,273,543
18,989,833	Federal Home Loan Mortgage Corporation, Pool T60681	4.00%		05/01/2042	19,394,207
46,697,781	Federal Home Loan Mortgage Corporation, Pool T60782	3.50%		07/01/2042	46,510,311
69,238,464	Federal Home Loan Mortgage Corporation, Pool T60853	3.50%		09/01/2042	68,959,874
64,742,835	Federal Home Loan Mortgage Corporation, Pool T60854	3.50%		09/01/2042	64,483,367
7,747,939	Federal Home Loan Mortgage Corporation, Pool T65110	3.50%		10/01/2042	7,717,052
24,614,906	Federal Home Loan Mortgage Corporation, Pool T69016	5.00%		06/01/2041	25,785,399
1,263,215	Federal Home Loan Mortgage Corporation, Pool U60299	4.00%		11/01/2040	1,327,808
6,233,113	Federal Home Loan Mortgage Corporation, Series 2519-ZD	5.50%		11/15/2032	6,712,215
3,939,954	Federal Home Loan Mortgage Corporation, Series 2596-ZL	5.00%		04/15/2033	4,268,883
87,634,871	Federal Home Loan Mortgage Corporation, Series 267-30	3.00%		08/15/2042	85,396,311
2,016,866	Federal Home Loan Mortgage Corporation, Series 2684-ZN	4.00%		10/15/2033	2,144,577
159,342,689	Federal Home Loan Mortgage Corporation, Series 269-30	3.00%		08/15/2042	155,374,933
235,973,318	Federal Home Loan Mortgage Corporation, Series 272-30	3.00%		08/15/2042	230,125,727
70,088,935	Federal Home Loan Mortgage Corporation, Series 274-30	3.00%		08/15/2042	69,803,889
11,454,651	Federal Home Loan Mortgage Corporation, Series 2750-ZT	5.00%		02/15/2034	12,242,307
192,417,830	Federal Home Loan Mortgage Corporation, Series 280-30	3.00%		09/15/2042	187,340,280
12,233,759	Federal Home Loan Mortgage Corporation, Series 2825-PZ	5.50%		07/15/2034	13,660,319
47,527,306	Federal Home Loan Mortgage Corporation, Series 284-300	3.00%		10/15/2042	46,289,365
19,553,678	Federal Home Loan Mortgage Corporation, Series 2898-JZ	5.00%		12/15/2034	21,231,531
27,300,632	Federal Home Loan Mortgage Corporation, Series 2899-AZ	5.00%		12/15/2034	29,911,283
21,853,838	Federal Home Loan Mortgage Corporation, Series 2909-Z	5.00%		12/15/2034	24,004,868
58,375,569	Federal Home Loan Mortgage Corporation, Series 2932-Z	5.00%		02/15/2035	63,459,877
4,670,085	Federal Home Loan Mortgage Corporation, Series 2990-JL	6.46%	#I/F I/O	03/15/2035	534,566
15,844,937	Federal Home Loan Mortgage Corporation, Series 3002-SN	6.31%	#I/F I/O	07/15/2035	2,878,659
11,113,049	Federal Home Loan Mortgage Corporation, Series 3030-SL	5.91%	#I/F I/O	09/15/2035	1,757,774
3,280,823	Federal Home Loan Mortgage Corporation, Series 3045-DI	6.54%	#I/F I/O	10/15/2035	582,695
25,422,260	Federal Home Loan Mortgage Corporation, Series 3116-Z	5.50%		02/15/2036	28,203,087
6,461,190	Federal Home Loan Mortgage Corporation, Series 3117-ZN	4.50%		02/15/2036	7,008,760
7,785,018	Federal Home Loan Mortgage Corporation, Series 3174-PZ	5.00%		01/15/2036	8,431,595
4,136,700	Federal Home Loan Mortgage Corporation, Series 3187-JZ	5.00%		07/15/2036	4,501,683
5,830,748	Federal Home Loan Mortgage Corporation, Series 3188-ZK	5.00%		07/15/2036	6,432,647
13,248,373	Federal Home Loan Mortgage Corporation, Series 3203-SE	6.31%	#I/F I/O	08/15/2036	2,533,810
19,969,354	Federal Home Loan Mortgage Corporation, Series 3203-Z	5.00%		07/15/2036	22,457,705
31,641,582	Federal Home Loan Mortgage Corporation, Series 3203-ZC	5.00%		07/15/2036	35,584,392
14,610,538	Federal Home Loan Mortgage Corporation, Series 3261-SA	6.24%	#I/F I/O	01/15/2037	2,489,998
23,138,402	Federal Home Loan Mortgage Corporation, Series 3267-BA	5.80%		11/15/2036	25,462,979
23,974,670	Federal Home Loan Mortgage Corporation, Series 3275-SC	5.89%	#I/F I/O	02/15/2037	2,990,749
14,392,045	Federal Home Loan Mortgage Corporation, Series 3315-HZ	6.00%		05/15/2037	16,195,347
52,600,268	Federal Home Loan Mortgage Corporation, Series 3326-GS	6.46%	#I/F I/O	06/15/2037	7,567,680
3,387,343	Federal Home Loan Mortgage Corporation, Series 3351-ZC	5.50%		07/15/2037	3,683,605
33,004,235	Federal Home Loan Mortgage Corporation, Series 3355-BI	5.86%	#I/F I/O	08/15/2037	4,773,607
3,502,683	Federal Home Loan Mortgage Corporation, Series 3369-Z	6.00%		09/15/2037	3,967,629
12,115,197	Federal Home Loan Mortgage Corporation, Series 3405-ZG	5.50%		01/15/2038	13,603,464
20,926,250	Federal Home Loan Mortgage Corporation, Series 3417-SI	5.99%	#I/F I/O	02/15/2038	2,222,862
32,683,487	Federal Home Loan Mortgage Corporation, Series 3423-GS	5.46%	#I/F I/O	03/15/2038	3,167,455
5,366,973	Federal Home Loan Mortgage Corporation, Series 3423-SG	5.46%	#I/F I/O	03/15/2038	520,129
4,920,352	Federal Home Loan Mortgage Corporation, Series 3451-S	5.84%	#I/F I/O	02/15/2037	524,986
8,630,283	Federal Home Loan Mortgage Corporation, Series 3455-SC	5.87%	#I/F I/O	06/15/2038	868,805
5,464,956	Federal Home Loan Mortgage Corporation, Series 3473-SM	5.88%	#I/F I/O	07/15/2038	550,183
22,809,353	Federal Home Loan Mortgage Corporation, Series 3484-SE	5.66%	#I/F I/O	08/15/2038	2,888,590
14,820,264	Federal Home Loan Mortgage Corporation, Series 3519-SD	5.36%	#I/F I/O	02/15/2038	1,899,338
6,979,091	Federal Home Loan Mortgage Corporation, Series 3524-LB	5.23%	# I/O	06/15/2038	7,298,919
488,733	Federal Home Loan Mortgage Corporation, Series 3530-GZ	4.50%		05/15/2039	476,535
31,435,492	Federal Home Loan Mortgage Corporation, Series 3541-EI	6.56%	#I/F I/O	06/15/2039	4,909,406
11,257,539	Federal Home Loan Mortgage Corporation, Series 3545-SA	5.96%	#I/F I/O	06/15/2039	1,195,878
4,683,113	Federal Home Loan Mortgage Corporation, Series 3549-SA	5.61%	#I/F I/O	07/15/2039	441,821
34,278,247	Federal Home Loan Mortgage Corporation, Series 3577-LS	7.01%	#I/F I/O	08/15/2035	4,779,265
8,831,276	Federal Home Loan Mortgage Corporation, Series 3582-SA	5.81%	#I/F I/O	10/15/2049	926,554
9,742,561	Federal Home Loan Mortgage Corporation, Series 3583-GB	4.50%		10/15/2039	10,418,637
51,162,152	Federal Home Loan Mortgage Corporation, Series 3606-CS	6.16%	#I/F I/O	12/15/2039	9,016,823
13,769,183	Federal Home Loan Mortgage Corporation, Series 3616-SG	6.16%	#I/F I/O	03/15/2032	2,281,364
29,556,326	Federal Home Loan Mortgage Corporation, Series 3626-AZ	5.50%		08/15/2036	33,194,503
12,238,024	Federal Home Loan Mortgage Corporation, Series 3631-SE	6.21%	#I/F I/O	05/15/2039	863,577
2,573,915	Federal Home Loan Mortgage Corporation, Series 3641-SB	6.31%	#I/F I/O	10/15/2034	17,702
26,295,138	Federal Home Loan Mortgage Corporation, Series 3641-Z	5.50%		02/15/2036	29,533,595
20,498,726	Federal Home Loan Mortgage Corporation, Series 3654-ZB	5.50%		11/15/2037	23,215,259
41,065,518	Federal Home Loan Mortgage Corporation, Series 3666-VZ	5.50%		08/15/2036	45,987,672
13,705,514	Federal Home Loan Mortgage Corporation, Series 3667-SB	6.26%	#I/F I/O	05/15/2040	1,606,464
31,702,442	Federal Home Loan Mortgage Corporation, Series 3688-CM	4.00%		07/15/2029	32,442,266
27,320,056	Federal Home Loan Mortgage Corporation, Series 3702-SG	5.86%	#I/F I/O	08/15/2032	4,183,048
10,808,424	Federal Home Loan Mortgage Corporation, Series 3704-EI	5.00%	I/O	12/15/2036	1,449,974
3,741,293	Federal Home Loan Mortgage Corporation, Series 3712-SG	24.03%	#I/F	08/15/2040	6,061,235
26,089,453	Federal Home Loan Mortgage Corporation, Series 3724-CM	5.50%		06/15/2037	28,331,919
195,900,096	Federal Home Loan Mortgage Corporation, Series 3725-CS	5.81%	#I/F I/O	05/15/2040	26,721,145
76,880,768	Federal Home Loan Mortgage Corporation, Series 3726-SA	5.86%	#I/F I/O	09/15/2040	8,443,607
98,000,000	Federal Home Loan Mortgage Corporation, Series 3738-BP	4.00%		12/15/2038	104,125,392
8,035,059	Federal Home Loan Mortgage Corporation, Series 3741-SC	9.61%	#I/F	10/15/2040	8,180,569
1,322,529	Federal Home Loan Mortgage Corporation, Series 3745-SY	9.61%	#I/F	10/15/2040	1,339,457
42,977,210	Federal Home Loan Mortgage Corporation, Series 3752-BS	9.61%	#I/F	11/15/2040	44,684,940
3,914,782	Federal Home Loan Mortgage Corporation, Series 3758-SM	9.61%	#I/F	11/15/2040	3,970,087
13,594,251	Federal Home Loan Mortgage Corporation, Series 3768-ZX	5.00%		12/15/2040	14,798,198
18,900,000	Federal Home Loan Mortgage Corporation, Series 3771-AL	4.00%		12/15/2030	20,062,435
18,761,630	Federal Home Loan Mortgage Corporation, Series 3779-BY	3.50%		12/15/2030	19,288,522
26,003,382	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	26,136,218
24,250,000	Federal Home Loan Mortgage Corporation, Series 3779-LB	4.00%		12/15/2030	25,461,360
3,297,611	Federal Home Loan Mortgage Corporation, Series 3779-SH	9.42%	#I/F	12/15/2040	3,403,784
3,500,000	Federal Home Loan Mortgage Corporation, Series 3779-YA	3.50%		12/15/2030	3,556,347
15,000,000	Federal Home Loan Mortgage Corporation, Series 3783-AC	4.00%		01/15/2031	15,722,970
16,805,263	Federal Home Loan Mortgage Corporation, Series 3786-SG	9.11%	#I/F	01/15/2041	17,199,377
11,731,674	Federal Home Loan Mortgage Corporation, Series 3788-AY	3.50%		01/15/2031	12,069,100
10,395,802	Federal Home Loan Mortgage Corporation, Series 3790-Z	4.00%		01/15/2041	10,697,743
1,317,115	Federal Home Loan Mortgage Corporation, Series 3793-SA	9.42%	#I/F	01/15/2041	1,335,881
11,013,161	Federal Home Loan Mortgage Corporation, Series 3795-VZ	4.00%		01/15/2041	11,493,533
986,532	Federal Home Loan Mortgage Corporation, Series 3798-SD	9.22%	#I/F	12/15/2040	1,010,660
17,248,170	Federal Home Loan Mortgage Corporation, Series 3800-VZ	4.50%		02/15/2041	18,802,678
11,905,190	Federal Home Loan Mortgage Corporation, Series 3803-ZM	4.00%		02/15/2041	12,257,388
64,786,119	Federal Home Loan Mortgage Corporation, Series 3806-CZ	5.50%		07/15/2034	72,644,189
18,000,000	Federal Home Loan Mortgage Corporation, Series 3808-DB	3.50%		02/15/2031	18,571,869
15,277,557	Federal Home Loan Mortgage Corporation, Series 3812-EY	3.50%		02/15/2031	15,757,608
12,169,781	Federal Home Loan Mortgage Corporation, Series 3818-CZ	4.50%		03/15/2041	12,746,026
18,102,607	Federal Home Loan Mortgage Corporation, Series 3819-ZU	5.50%		07/15/2034	20,095,170
35,500,000	Federal Home Loan Mortgage Corporation, Series 3824-EY	3.50%		03/15/2031	36,648,035
5,822,630	Federal Home Loan Mortgage Corporation, Series 3828-SW	12.62%	#I/F	02/15/2041	6,134,683
14,222,137	Federal Home Loan Mortgage Corporation, Series 3829-VZ	4.00%		03/15/2041	14,769,376
5,570,842	Federal Home Loan Mortgage Corporation, Series 3843-PZ	5.00%		04/15/2041	6,454,572
2,034,391	Federal Home Loan Mortgage Corporation, Series 3843-SC	12.77%	#I/F	04/15/2041	2,079,610
4,261,327	Federal Home Loan Mortgage Corporation, Series 3845-LS	12.77%	#I/F	03/15/2041	4,427,393
63,158,227	Federal Home Loan Mortgage Corporation, Series 3863-ZA	5.50%		08/15/2034	71,425,039
10,229,000	Federal Home Loan Mortgage Corporation, Series 3870-PB	4.50%		06/15/2041	11,218,109
68,194,013	Federal Home Loan Mortgage Corporation, Series 3871-LZ	5.50%		06/15/2041	78,629,913
85,839,993	Federal Home Loan Mortgage Corporation, Series 3872-BA	4.00%		06/15/2041	90,518,186
30,000,000	Federal Home Loan Mortgage Corporation, Series 3877-EY	4.50%		06/15/2041	32,135,145
12,378,000	Federal Home Loan Mortgage Corporation, Series 3877-GY	4.50%		06/15/2041	13,439,933
49,959,246	Federal Home Loan Mortgage Corporation, Series 3877-ZU	4.50%		06/15/2041	53,375,510
28,607,928	Federal Home Loan Mortgage Corporation, Series 3888-ZG	4.00%		07/15/2041	29,500,081
17,438,448	Federal Home Loan Mortgage Corporation, Series 3888-ZU	4.50%		06/15/2041	18,582,183
35,634,630	Federal Home Loan Mortgage Corporation, Series 3900-SB	5.78%	#I/F I/O	07/15/2041	3,381,694
38,250,027	Federal Home Loan Mortgage Corporation, Series 3901-VZ	4.00%		07/15/2041	39,353,138
19,724,233	Federal Home Loan Mortgage Corporation, Series 3910-GZ	5.00%		08/15/2041	21,665,423
8,766,326	Federal Home Loan Mortgage Corporation, Series 3910-ZE	5.00%		10/15/2034	9,542,825
12,330,000	Federal Home Loan Mortgage Corporation, Series 3919-KL	4.50%		09/15/2041	13,381,823
25,860,679	Federal Home Loan Mortgage Corporation, Series 3919-ZJ	4.00%		09/15/2041	26,992,782
2,362,205	Federal Home Loan Mortgage Corporation, Series 3924-US	9.17%	#I/F	09/15/2041	2,387,939
10,725,151	Federal Home Loan Mortgage Corporation, Series 3942-JZ	4.00%		10/15/2041	11,120,174
10,688,206	Federal Home Loan Mortgage Corporation, Series 3944-AZ	4.00%		10/15/2041	11,081,345
22,495,431	Federal Home Loan Mortgage Corporation, Series 3946-SM	14.12%	#I/F	10/15/2041	23,598,924
7,398,270	Federal Home Loan Mortgage Corporation, Series 3957-DZ	3.50%		11/15/2041	7,412,744
10,000,000	Federal Home Loan Mortgage Corporation, Series 3964-VM	4.00%		11/15/2034	10,679,060
65,132,112	Federal Home Loan Mortgage Corporation, Series 3969-AB	4.00%		10/15/2033	68,992,037
10,507,573	Federal Home Loan Mortgage Corporation, Series 3982-AZ	3.50%		01/15/2042	10,471,769
52,794,251	Federal Home Loan Mortgage Corporation, Series 3990-ZA	3.50%		01/15/2042	51,509,767
44,296,880	Federal Home Loan Mortgage Corporation, Series 3999-ZB	4.00%		02/15/2042	46,886,011
25,116,255	Federal Home Loan Mortgage Corporation, Series 4016-KZ	4.00%		03/15/2042	25,745,493
39,144,764	Federal Home Loan Mortgage Corporation, Series 4050-BC	2.00%		05/15/2041	38,691,174
62,444,492	Federal Home Loan Mortgage Corporation, Series 4057-ZA	4.00%		06/15/2042	63,377,632
62,216,290	Federal Home Loan Mortgage Corporation, Series 4084-TZ	4.00%		07/15/2042	63,769,084
18,663,164	Federal Home Loan Mortgage Corporation, Series 4097-TG	2.00%		05/15/2039	18,084,942
35,463,578	Federal Home Loan Mortgage Corporation, Series 4097-ZA	3.50%		08/15/2042	34,502,072
97,063,000	Federal Home Loan Mortgage Corporation, Series 4109-GE	4.50%		10/15/2041	109,277,408
70,300,000	Federal Home Loan Mortgage Corporation, Series 4109-KD	3.00%		05/15/2032	72,552,447
5,878,945	Federal Home Loan Mortgage Corporation, Series 4121-AV	3.00%		12/15/2035	5,762,027
98,491,251	Federal Home Loan Mortgage Corporation, Series 4160-HP	2.50%		01/15/2033	98,167,461
26,398,560	Federal Home Loan Mortgage Corporation, Series 4162-ZJ	3.00%		02/15/2033	25,564,550
36,371,952	Federal Home Loan Mortgage Corporation, Series 4174-Z	3.50%		03/15/2043	34,094,613
89,187,431	Federal Home Loan Mortgage Corporation, Series 4179-AZ	4.00%		01/15/2041	92,022,388
24,847,820	Federal Home Loan Mortgage Corporation, Series 4186-ZJ	3.00%		03/15/2033	23,153,042
222,380,029	Federal Home Loan Mortgage Corporation, Series 4212-US	5.17%	#I/F	06/15/2043	179,282,780
100,000,000	Federal Home Loan Mortgage Corporation, Series 4223-US	5.20%	#I/F	07/15/2043	80,620,000
220,687,382	Federal Home Loan Mortgage Corporation, Series R003-ZA	5.50%		10/15/2035	243,749,544
3,020,129	Federal National Mortgage Association, Series 2002-70-QZ	5.50%		11/25/2032	3,330,098
4,579,874	Federal National Mortgage Association, Series 2002-75-ZG	5.50%		11/25/2032	5,042,348
6,538,324	Federal National Mortgage Association, Series 2003-117-KS	6.91%	#I/F I/O	08/25/2033	784,985
33,684,525	Federal National Mortgage Association, Series 2003-129-ZT	5.50%		01/25/2034	38,256,542
12,207,531	Federal National Mortgage Association, Series 2003-29-ZL	5.00%		04/25/2033	13,191,482
7,774,810	Federal National Mortgage Association, Series 2003-64-ZG	5.50%		07/25/2033	8,511,076
20,825,464	Federal National Mortgage Association, Series 2003-84-PZ	5.00%		09/25/2033	22,689,478
57,167,941	Federal National Mortgage Association, Series 2003-92-PZ	5.00%		09/25/2033	61,391,279
19,500,000	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	21,096,641
13,261,747	Federal National Mortgage Association, Series 2004-46-PJ	5.81%	#I/F I/O	03/25/2034	1,652,996
9,468,628	Federal National Mortgage Association, Series 2004-51-XP	7.51%	#I/F I/O	07/25/2034	1,797,332
5,000,000	Federal National Mortgage Association, Series 2004-W10-A6	5.75%		08/25/2034	5,260,673
7,000,000	Federal National Mortgage Association, Series 2004-W4-A5	5.50%		06/25/2034	7,548,671
1,080,914	Federal National Mortgage Association, Series 2005-107-EG	4.50%		01/25/2026	1,169,073
2,164,691	Federal National Mortgage Association, Series 2005-37-ZK	4.50%		05/25/2035	2,331,155
25,787,985	Federal National Mortgage Association, Series 2005-87-SE	5.86%	#I/F I/O	10/25/2035	3,885,646
20,972,157	Federal National Mortgage Association, Series 2005-87-SG	6.51%	#I/F I/O	10/25/2035	3,635,467
15,968,190	Federal National Mortgage Association, Series 2006-101-SA	6.39%	#I/F I/O	10/25/2036	2,219,198
6,305,796	Federal National Mortgage Association, Series 2006-123-LI	6.13%	#I/F I/O	01/25/2037	1,210,118
9,312,533	Federal National Mortgage Association, Series 2006-16-HZ	5.50%		03/25/2036	10,153,697
28,879,744	Federal National Mortgage Association, Series 2006-56-SM	6.56%	#I/F I/O	07/25/2036	4,807,285
28,581,224	Federal National Mortgage Association, Series 2006-60-YI	6.38%	#I/F I/O	07/25/2036	6,043,431
6,247,734	Federal National Mortgage Association, Series 2006-93-SN	6.41%	#I/F I/O	10/25/2036	677,467
11,378,701	Federal National Mortgage Association, Series 2007-109-VZ	5.00%		10/25/2035	13,020,078
6,645,197	Federal National Mortgage Association, Series 2007-116-BI	6.06%	#I/F I/O	05/25/2037	862,751
33,350,801	Federal National Mortgage Association, Series 2007-14-PS	6.62%	#I/F I/O	03/25/2037	4,973,375
1,896,054	Federal National Mortgage Association, Series 2007-2-SH	31.88%	#I/F	08/25/2036	2,333,199
11,793,829	Federal National Mortgage Association, Series 2007-30-OI	6.25%	#I/F I/O	04/25/2037	1,985,524
4,513,608	Federal National Mortgage Association, Series 2007-30-SI	5.92%	#I/F I/O	04/25/2037	492,177
15,770,554	Federal National Mortgage Association, Series 2007-32-SG	5.91%	#I/F I/O	04/25/2037	2,364,593
13,210,223	Federal National Mortgage Association, Series 2007-57-SX	6.43%	#I/F I/O	10/25/2036	1,948,846
14,395,642	Federal National Mortgage Association, Series 2007-60-VZ	6.00%		07/25/2037	16,307,240
13,246,410	Federal National Mortgage Association, Series 2007-71-GZ	6.00%		07/25/2047	15,161,258
13,143,835	Federal National Mortgage Association, Series 2007-75-ID	5.68%	#I/F I/O	08/25/2037	1,727,038
5,014,897	Federal National Mortgage Association, Series 2007-93-SB	3.96%	#I/F I/O	01/25/2036	198,907
8,132,815	Federal National Mortgage Association, Series 2007-9-SD	6.46%	#I/F I/O	03/25/2037	1,087,182
6,901,189	Federal National Mortgage Association, Series 2008-27-B	5.50%		04/25/2038	7,643,219
18,229,412	Federal National Mortgage Association, Series 2008-29-ZA	4.50%		04/25/2038	19,460,836
22,551,974	Federal National Mortgage Association, Series 2008-48-BE	5.00%		06/25/2034	24,859,819
10,118,459	Federal National Mortgage Association, Series 2008-48-SD	5.81%	#I/F I/O	06/25/2037	1,185,301
11,679,913	Federal National Mortgage Association, Series 2008-53-LI	5.96%	#I/F I/O	07/25/2038	1,144,344
11,029,903	Federal National Mortgage Association, Series 2008-57-SE	5.81%	#I/F I/O	02/25/2037	1,215,900
8,501,555	Federal National Mortgage Association, Series 2008-5-MS	6.06%	#I/F I/O	02/25/2038	886,999
8,384,769	Federal National Mortgage Association, Series 2008-61-SC	5.81%	#I/F I/O	07/25/2038	714,748
9,901,547	Federal National Mortgage Association, Series 2008-62-SC	5.81%	#I/F I/O	07/25/2038	1,219,982
12,455,935	Federal National Mortgage Association, Series 2008-65-SA	5.81%	#I/F I/O	08/25/2038	1,263,586
16,717,231	Federal National Mortgage Association, Series 2008-81-LP	5.50%		09/25/2038	18,348,724
33,212,405	Federal National Mortgage Association, Series 2009-106-EZ	4.50%		01/25/2040	34,691,902
13,739,928	Federal National Mortgage Association, Series 2009-111-SE	6.06%	#I/F I/O	01/25/2040	1,715,100
3,237,186	Federal National Mortgage Association, Series 2009-16-MZ	5.00%		03/25/2029	3,522,247
29,306,150	Federal National Mortgage Association, Series 2009-42-SI	5.81%	#I/F I/O	06/25/2039	2,863,665
13,993,368	Federal National Mortgage Association, Series 2009-42-SX	5.81%	#I/F I/O	06/25/2039	1,373,593
11,687,061	Federal National Mortgage Association, Series 2009-47-SA	5.91%	#I/F I/O	07/25/2039	1,005,295
5,386,818	Federal National Mortgage Association, Series 2009-48-WS	5.76%	#I/F I/O	07/25/2039	521,359
25,947,528	Federal National Mortgage Association, Series 2009-49-S	6.56%	#I/F I/O	07/25/2039	4,331,618
5,366,596	Federal National Mortgage Association, Series 2009-51-BZ	4.50%		07/25/2039	5,709,561
4,838,069	Federal National Mortgage Association, Series 2009-54-EZ	5.00%		07/25/2039	5,210,237
12,358,376	Federal National Mortgage Association, Series 2009-70-SA	5.61%	#I/F I/O	09/25/2039	1,311,230
10,000,000	Federal National Mortgage Association, Series 2009-80-PM	4.50%		10/25/2039	10,694,995
18,336,230	Federal National Mortgage Association, Series 2009-83-Z	4.50%		10/25/2039	19,491,312
36,221,046	Federal National Mortgage Association, Series 2009-85-ES	7.04%	#I/F I/O	01/25/2036	6,948,004
17,435,632	Federal National Mortgage Association, Series 2009-90-IB	5.53%	#I/F I/O	04/25/2037	1,605,374
5,950,063	Federal National Mortgage Association, Series 2009-94-BC	5.00%		11/25/2039	6,524,307
40,305,243	Federal National Mortgage Association, Series 2010-101-SA	4.29%	#I/F I/O	09/25/2040	4,952,080
19,701,231	Federal National Mortgage Association, Series 2010-101-ZC	4.50%		09/25/2040	20,362,522
55,649,986	Federal National Mortgage Association, Series 2010-101-ZH	4.50%		07/25/2040	57,260,998
27,880,890	Federal National Mortgage Association, Series 2010-10-SA	6.16%	#I/F I/O	02/25/2040	4,150,505
12,718,996	Federal National Mortgage Association, Series 2010-10-ZA	4.50%		02/25/2040	13,574,832
9,542,749	Federal National Mortgage Association, Series 2010-111-S	5.76%	#I/F I/O	10/25/2050	866,902
12,242,215	Federal National Mortgage Association, Series 2010-116-Z	4.00%		10/25/2040	12,625,732
14,629,022	Federal National Mortgage Association, Series 2010-117-SA	4.31%	#I/F I/O	10/25/2040	1,313,388
20,000,000	Federal National Mortgage Association, Series 2010-120-KD	4.00%		10/25/2040	20,577,250
88,007,315	Federal National Mortgage Association, Series 2010-121-SD	4.31%	#I/F I/O	10/25/2040	7,466,708
242,685	Federal National Mortgage Association, Series 2010-126-SU	52.87%	#I/F	11/25/2040	832,184
178,693	Federal National Mortgage Association, Series 2010-126-SX	14.42%	#I/F	11/25/2040	172,512
12,214,500	Federal National Mortgage Association, Series 2010-128-HZ	4.00%		11/25/2040	12,720,809
12,512,407	Federal National Mortgage Association, Series 2010-132-Z	4.50%		11/25/2040	13,231,125
88,008	Federal National Mortgage Association, Series 2010-137-VS	14.42%	#I/F	12/25/2040	110,031
6,470,000	Federal National Mortgage Association, Series 2010-142-AV	4.00%		11/25/2029	6,964,465
17,043,591	Federal National Mortgage Association, Series 2010-142-AZ	4.00%		12/25/2040	17,665,469
29,834,653	Federal National Mortgage Association, Series 2010-150-ZA	4.00%		01/25/2041	31,317,793
4,674,000	Federal National Mortgage Association, Series 2010-153-VB	4.00%		05/25/2027	4,908,490
39,904,570	Federal National Mortgage Association, Series 2010-16-SA	5.26%	#I/F I/O	03/25/2040	5,222,993
3,238,881	Federal National Mortgage Association, Series 2010-21-DZ	5.00%		03/25/2040	3,584,999
13,195,308	Federal National Mortgage Association, Series 2010-21-KS	4.76%	#I/F I/O	03/25/2040	1,452,317
4,946,736	Federal National Mortgage Association, Series 2010-2-GS	6.26%	#I/F I/O	12/25/2049	557,700
12,187,336	Federal National Mortgage Association, Series 2010-2-MS	6.06%	#I/F I/O	02/25/2050	1,280,960
24,400,176	Federal National Mortgage Association, Series 2010-31-SA	4.81%	#I/F I/O	04/25/2040	2,483,089
22,260,849	Federal National Mortgage Association, Series 2010-31-VZ	4.00%		04/25/2040	23,287,653
23,681,820	Federal National Mortgage Association, Series 2010-34-PS	4.74%	#I/F I/O	04/25/2040	2,762,004
6,129,042	Federal National Mortgage Association, Series 2010-35-ES	6.26%	#I/F I/O	04/25/2040	758,903
10,099,432	Federal National Mortgage Association, Series 2010-35-SV	6.26%	#I/F I/O	04/25/2040	1,040,548
10,135,124	Federal National Mortgage Association, Series 2010-46-MS	4.76%	#I/F I/O	05/25/2040	1,139,996
22,327,508	Federal National Mortgage Association, Series 2010-49-ZW	4.50%		05/25/2040	23,548,409
8,932,572	Federal National Mortgage Association, Series 2010-4-SK	6.04%	#I/F I/O	02/25/2040	1,390,184
6,417,746	Federal National Mortgage Association, Series 2010-58-ES	11.98%	#I/F	06/25/2040	7,352,984
23,389,761	Federal National Mortgage Association, Series 2010-59-MS	5.58%	#I/F I/O	06/25/2040	3,029,970
53,720,901	Federal National Mortgage Association, Series 2010-59-PS	6.26%	#I/F I/O	03/25/2039	7,311,415
28,959,285	Federal National Mortgage Association, Series 2010-59-SC	4.81%	#I/F I/O	01/25/2040	2,985,899
9,132,221	Federal National Mortgage Association, Series 2010-60-VZ	5.00%		10/25/2039	9,788,572
4,399,188	Federal National Mortgage Association, Series 2010-61-EL	4.50%		06/25/2040	4,643,022
12,697,105	Federal National Mortgage Association, Series 2010-64-EZ	5.00%		06/25/2040	13,869,822
37,293,325	Federal National Mortgage Association, Series 2010-76-ZK	4.50%		07/25/2040	40,271,887
22,545,437	Federal National Mortgage Association, Series 2010-79-CZ	4.00%		07/25/2040	23,102,456
33,418,817	Federal National Mortgage Association, Series 2010-79-VZ	4.50%		07/25/2040	36,008,291
22,799,459	Federal National Mortgage Association, Series 2010-84-ZC	4.50%		08/25/2040	23,852,463
45,598,917	Federal National Mortgage Association, Series 2010-84-ZD	4.50%		08/25/2040	47,704,903
41,458,536	Federal National Mortgage Association, Series 2010-84-ZG	4.50%		08/25/2040	44,013,347
6,918,516	Federal National Mortgage Association, Series 2010-90-SA	5.66%	#I/F I/O	08/25/2040	611,476
6,343,949	Federal National Mortgage Association, Series 2010-94-Z	4.50%		08/25/2040	6,656,287
8,668,587	Federal National Mortgage Association, Series 2010-99-SG	24.03%	#I/F	09/25/2040	14,511,881
16,396,157	Federal National Mortgage Association, Series 2010-9-DS	5.11%	#I/F I/O	02/25/2040	1,331,266
30,391,786	Federal National Mortgage Association, Series 2011-106-LZ	3.50%		10/25/2041	30,308,103
520,021	Federal National Mortgage Association, Series 2011-110-LS	9.71%	#I/F	11/25/2041	535,506
7,227,328	Federal National Mortgage Association, Series 2011-111-EZ	5.00%		11/25/2041	8,110,905
14,963,488	Federal National Mortgage Association, Series 2011-111-VZ	4.00%		11/25/2041	15,479,385
30,000,000	Federal National Mortgage Association, Series 2011-131-PB	4.50%		12/25/2041	33,026,415
29,500,000	Federal National Mortgage Association, Series 2011-16-AL	3.50%		03/25/2031	30,231,217
38,800,000	Federal National Mortgage Association, Series 2011-17-NY	3.50%		03/25/2031	39,760,087
9,325,654	Federal National Mortgage Association, Series 2011-17-SA	6.28%	#I/F I/O	03/25/2041	1,104,663
11,000,000	Federal National Mortgage Association, Series 2011-25-KY	3.00%		04/25/2026	11,271,755
4,744,126	Federal National Mortgage Association, Series 2011-27-BS	8.61%	#I/F	04/25/2041	4,843,101
56,000,000	Federal National Mortgage Association, Series 2011-29-AL	3.50%		04/25/2031	57,374,464
16,519,741	Federal National Mortgage Association, Series 2011-2-GZ	4.00%		02/25/2041	17,182,926
10,000,000	Federal National Mortgage Association, Series 2011-2-VD	4.00%		07/25/2027	10,475,170
18,970,529	Federal National Mortgage Association, Series 2011-36-VZ	4.50%		05/25/2041	20,193,038
26,989,827	Federal National Mortgage Association, Series 2011-37-Z	4.50%		05/25/2041	28,851,572
7,260,068	Federal National Mortgage Association, Series 2011-38-BZ	4.00%		05/25/2041	7,348,793
8,748,233	Federal National Mortgage Association, Series 2011-39-CB	3.00%		05/25/2026	8,928,683
17,486,568	Federal National Mortgage Association, Series 2011-40-LZ	4.50%		05/25/2041	18,401,046
24,079,576	Federal National Mortgage Association, Series 2011-42-MZ	4.50%		05/25/2041	25,544,625
16,327,289	Federal National Mortgage Association, Series 2011-45-ZA	4.00%		05/25/2031	16,996,455
26,026,495	Federal National Mortgage Association, Series 2011-45-ZB	4.50%		05/25/2041	27,044,352
11,000,000	Federal National Mortgage Association, Series 2011-48-SC	8.81%	#I/F	06/25/2041	10,416,225
36,164,475	Federal National Mortgage Association, Series 2011-58-SA	6.36%	#I/F I/O	07/25/2041	6,228,456
9,883,902	Federal National Mortgage Association, Series 2011-59-MA	4.50%		07/25/2041	10,686,993
13,969,748	Federal National Mortgage Association, Series 2011-60-EL	3.00%		07/25/2026	14,166,540
16,247,144	Federal National Mortgage Association, Series 2011-63-ZE	4.00%		08/25/2038	17,010,370
87,659,696	Federal National Mortgage Association, Series 2011-64-DB	4.00%		07/25/2041	91,056,991
22,218,118	Federal National Mortgage Association, Series 2011-72-LZ	5.50%		04/25/2037	25,194,869
12,000,000	Federal National Mortgage Association, Series 2011-74-KL	5.00%		06/25/2040	13,351,266
22,326,074	Federal National Mortgage Association, Series 2011-77-Z	3.50%		08/25/2041	22,248,580
21,787,531	Federal National Mortgage Association, Series 2011-8-AV	4.00%		01/25/2030	22,773,853
21,635,489	Federal National Mortgage Association, Series 2011-99-CZ	4.50%		10/25/2041	24,443,430
98,211,948	Federal National Mortgage Association, Series 2011-99-DZ	5.00%		10/25/2041	109,876,287
10,605,805	Federal National Mortgage Association, Series 2012-104-Z	3.50%		09/25/2042	9,966,259
20,000,000	Federal National Mortgage Association, Series 2012-111-LB	3.50%		05/25/2041	20,743,620
95,000,000	Federal National Mortgage Association, Series 2012-111-MJ	4.00%		04/25/2042	96,290,148
51,157,623	Federal National Mortgage Association, Series 2012-114-DC	2.00%		08/25/2039	50,456,635
183,612,542	Federal National Mortgage Association, Series 2012-122-AD	2.00%		02/25/2040	182,019,703
123,758,256	Federal National Mortgage Association, Series 2012-122-DB	3.00%		11/25/2042	122,611,079
132,467,750	Federal National Mortgage Association, Series 2012-125-LA	3.00%		11/25/2042	135,403,368
20,270,502	Federal National Mortgage Association, Series 2012-133-PB	6.50%		04/25/2042	22,031,339
118,213,849	Federal National Mortgage Association, Series 2012-144-PT	4.46%	#	11/25/2049	126,220,236
8,964,845	Federal National Mortgage Association, Series 2012-14-BZ	4.00%		03/25/2042	9,188,849
19,433,492	Federal National Mortgage Association, Series 2012-15-PZ	4.00%		03/25/2042	19,734,973
15,715,523	Federal National Mortgage Association, Series 2012-20-ZT	3.50%		03/25/2042	14,995,265
47,303,266	Federal National Mortgage Association, Series 2012-30-DZ	4.00%		04/25/2042	49,424,770
38,893,797	Federal National Mortgage Association, Series 2012-31-Z	4.00%		04/25/2042	39,491,653
28,266,101	Federal National Mortgage Association, Series 2012-63-EB	2.00%		08/25/2040	28,062,698
27,943,370	Federal National Mortgage Association, Series 2012-74-Z	4.00%		07/25/2042	28,993,454
20,865,878	Federal National Mortgage Association, Series 2012-86-ZC	3.50%		08/25/2042	20,181,550
29,071,635	Federal National Mortgage Association, Series 2012-96-VZ	3.50%		09/25/2042	27,538,150
79,112,222	Federal National Mortgage Association, Series 2012-98-BG	4.50%		08/25/2040	85,197,178
117,911,397	Federal National Mortgage Association, Series 2012-99-QE	3.00%		09/25/2042	119,789,903
25,701,252	Federal National Mortgage Association, Series 2013-41-ZH	3.00%		05/25/2033	24,448,941
19,712,937	Federal National Mortgage Association, Series 2013-51-HS	5.17%	#I/F	04/25/2043	17,116,156
10,112,519	Federal National Mortgage Association, Series 2013-58-SC	5.71%	#I/F	06/25/2043	8,988,971
17,276,220	Federal National Mortgage Association, Series 2013-6-ZH	1.50%		02/25/2043	16,128,065
2,297,276	Federal National Mortgage Association, Series 2013-6-ZT	4.50%		02/25/2043	2,295,178
34,866,139	Federal National Mortgage Association, Series 400-S4	5.26%	#I/F I/O	11/25/2039	4,465,363
182,189,201	Federal National Mortgage Association, Series 412-A3	3.00%		08/25/2042	178,335,334
37,904,326	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	41,011,326
41,726,453	Federal National Mortgage Association Pass-Thru, Pool 735141	5.50%		01/01/2035	45,755,659
15,417,689	Federal National Mortgage Association Pass-Thru, Pool 735230	5.50%		02/01/2035	16,906,457
28,527,635	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	30,812,312
47,367,173	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	51,236,325
34,143,375	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	36,857,426
12,431,768	Federal National Mortgage Association Pass-Thru, Pool 735667	5.00%		07/01/2035	13,445,620
11,208,372	Federal National Mortgage Association Pass-Thru, Pool 735893	5.00%		10/01/2035	12,099,016
28,534,074	Federal National Mortgage Association Pass-Thru, Pool 745275	5.00%		02/01/2036	30,802,478
4,433,500	Federal National Mortgage Association Pass-Thru, Pool 745571	4.00%		01/01/2019	4,691,937
1,383,923	Federal National Mortgage Association Pass-Thru, Pool 888695	5.00%		08/01/2037	1,487,500
4,889,087	Federal National Mortgage Association Pass-Thru, Pool 888968	5.00%		08/01/2035	5,280,637
16,556,332	Federal National Mortgage Association Pass-Thru, Pool 889509	6.00%		05/01/2038	17,995,126
42,269,978	Federal National Mortgage Association Pass-Thru, Pool 889662	6.00%		06/01/2038	45,947,014
54,380,884	Federal National Mortgage Association Pass-Thru, Pool 890385	6.00%		12/01/2039	59,106,741
7,194,116	Federal National Mortgage Association Pass-Thru, Pool 929321	5.50%		03/01/2038	7,803,572
2,956,042	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%		05/01/2039	3,158,767
4,188,995	Federal National Mortgage Association Pass-Thru, Pool 961410	6.00%		01/01/2038	4,553,031
1,202,474	Federal National Mortgage Association Pass-Thru, Pool 975116	5.00%		05/01/2038	1,292,471
10,625,849	Federal National Mortgage Association Pass-Thru, Pool 982036	6.00%		05/01/2038	11,550,184
19,185,323	Federal National Mortgage Association Pass-Thru, Pool 985190	6.00%		08/01/2038	20,854,241
6,318,225	Federal National Mortgage Association Pass-Thru, Pool 986864	6.50%		08/01/2038	7,035,513
9,379,362	Federal National Mortgage Association Pass-Thru, Pool 987316	6.50%		09/01/2038	10,478,845
69,064,638	Federal National Mortgage Association Pass-Thru, Pool 995023	5.50%		08/01/2037	75,334,497
26,559,251	Federal National Mortgage Association Pass-Thru, Pool 995070	5.50%		08/01/2037	29,123,876
98,222,356	Federal National Mortgage Association Pass-Thru, Pool 995112	5.50%		07/01/2036	107,706,941
49,666,213	Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%		07/01/2035	53,720,704
5,399,933	Federal National Mortgage Association Pass-Thru, Pool 995581	6.00%		01/01/2039	5,872,193
85,040,251	Federal National Mortgage Association Pass-Thru, Pool 995849	5.00%		08/01/2036	92,010,962
52,379,807	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%		01/01/2031	54,671,263
1,084,835	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%		09/01/2035	1,114,394
8,780,039	Federal National Mortgage Association Pass-Thru, Pool AB3713	4.00%		10/01/2031	9,157,812
26,251,331	Federal National Mortgage Association Pass-Thru, Pool AB3796	3.50%		11/01/2031	27,070,746
16,464,197	Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%		11/01/2041	16,767,601
34,103,720	Federal National Mortgage Association Pass-Thru, Pool AB3923	4.00%		11/01/2041	34,730,807
79,603,949	Federal National Mortgage Association Pass-Thru, Pool AB4167	3.50%		01/01/2032	82,106,038
76,945,400	Federal National Mortgage Association Pass-Thru, Pool AB4261	3.50%		01/01/2032	79,355,447
15,512,213	Federal National Mortgage Association Pass-Thru, Pool AB5084	3.50%		05/01/2032	15,879,521
29,050,855	Federal National Mortgage Association Pass-Thru, Pool AB5156	3.50%		05/01/2032	29,929,508
49,403,290	Federal National Mortgage Association Pass-Thru, Pool AB5212	3.50%		05/01/2032	50,893,688
21,718,801	Federal National Mortgage Association Pass-Thru, Pool AB5243	4.00%		05/01/2042	22,121,457
65,444,972	Federal National Mortgage Association Pass-Thru, Pool AB5911	3.00%		08/01/2032	66,143,230
26,627,654	Federal National Mortgage Association Pass-Thru, Pool AB6349	3.00%		10/01/2032	27,018,717
77,266,087	Federal National Mortgage Association Pass-Thru, Pool AB6750	3.00%		10/01/2032	78,092,504
38,589,772	Federal National Mortgage Association Pass-Thru, Pool AB6751	3.00%		10/01/2032	39,002,082
148,095,712	Federal National Mortgage Association Pass-Thru, Pool AB7077	3.00%		11/01/2042	144,947,945
121,593,589	Federal National Mortgage Association Pass-Thru, Pool AB7344	3.00%		12/01/2032	122,896,639
48,056,341	Federal National Mortgage Association Pass-Thru, Pool AB7776	3.00%		02/01/2043	46,030,668
29,479,123	Federal National Mortgage Association Pass-Thru, Pool AB8418	3.00%		02/01/2033	29,795,118
45,114,982	Federal National Mortgage Association Pass-Thru, Pool AB8520	3.00%		02/01/2033	45,598,443
45,603,768	Federal National Mortgage Association Pass-Thru, Pool AB8703	3.00%		03/01/2038	44,704,249
25,253,881	Federal National Mortgage Association Pass-Thru, Pool AB8858	3.00%		04/01/2033	25,524,675
37,633,426	Federal National Mortgage Association Pass-Thru, Pool AB9020	3.00%		04/01/2038	36,833,152
40,271,343	Federal National Mortgage Association Pass-Thru, Pool AB9197	3.00%		05/01/2033	40,702,281
121,952,497	Federal National Mortgage Association Pass-Thru, Pool AB9406	3.00%		05/01/2033	123,257,468
26,180,952	Federal National Mortgage Association Pass-Thru, Pool AB9409	3.00%		05/01/2033	26,461,103
1,328,152	Federal National Mortgage Association Pass-Thru, Pool AC1032	5.00%		06/01/2040	1,393,785
103,902,540	Federal National Mortgage Association Pass-Thru, Pool AD0189	5.50%		02/01/2039	113,335,070
42,464,902	Federal National Mortgage Association Pass-Thru, Pool AD0500	5.50%		09/01/2036	46,482,528
1,841,829	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%		06/01/2030	1,952,328
4,331,428	Federal National Mortgage Association Pass-Thru, Pool AD6438	5.00%		06/01/2040	4,731,275
489,731	Federal National Mortgage Association Pass-Thru, Pool AD7018	5.00%		04/01/2040	514,214
2,869,855	Federal National Mortgage Association Pass-Thru, Pool AD7859	5.00%		06/01/2040	3,114,739
6,386,242	Federal National Mortgage Association Pass-Thru, Pool AH1140	4.50%		12/01/2040	6,563,707
24,408,528	Federal National Mortgage Association Pass-Thru, Pool AH4437	4.00%		01/01/2041	24,863,915
5,497,768	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%		02/01/2031	5,737,124
31,076,613	Federal National Mortgage Association Pass-Thru, Pool AH9323	4.00%		04/01/2026	32,809,610
8,161,776	Federal National Mortgage Association Pass-Thru, Pool AI8889	4.00%		08/01/2041	8,311,317
21,726,672	Federal National Mortgage Association Pass-Thru, Pool AI9831	4.00%		09/01/2041	22,124,025
9,026,743	Federal National Mortgage Association Pass-Thru, Pool AJ1265	4.00%		09/01/2041	9,192,477
9,420,480	Federal National Mortgage Association Pass-Thru, Pool AJ1399	4.00%		09/01/2041	9,593,057
37,665,774	Federal National Mortgage Association Pass-Thru, Pool AJ1467	4.00%		10/01/2041	38,356,653
16,017,077	Federal National Mortgage Association Pass-Thru, Pool AJ3392	4.00%		10/01/2041	16,311,409
11,491,189	Federal National Mortgage Association Pass-Thru, Pool AJ3854	4.00%		10/01/2041	11,702,287
99,783,337	Federal National Mortgage Association Pass-Thru, Pool AJ4118	4.00%		11/01/2041	101,587,042
28,943,127	Federal National Mortgage Association Pass-Thru, Pool AJ4131	4.00%		10/01/2041	29,474,269
8,897,150	Federal National Mortgage Association Pass-Thru, Pool AJ5172	4.00%		11/01/2041	9,060,646
45,350,154	Federal National Mortgage Association Pass-Thru, Pool AJ7677	3.50%		12/01/2041	45,596,776
11,530,738	Federal National Mortgage Association Pass-Thru, Pool AJ8334	4.00%		12/01/2041	11,742,652
78,921,757	Federal National Mortgage Association Pass-Thru, Pool AK0713	3.50%		01/01/2032	81,406,081
25,784,738	Federal National Mortgage Association Pass-Thru, Pool AK4039	4.00%		02/01/2042	26,685,850
18,047,298	Federal National Mortgage Association Pass-Thru, Pool AK4763	4.00%		02/01/2042	18,380,669
21,958,853	Federal National Mortgage Association Pass-Thru, Pool AK9438	4.00%		03/01/2042	22,361,631
31,475,283	Federal National Mortgage Association Pass-Thru, Pool AK9439	4.00%		03/01/2042	32,057,449
4,767,943	Federal National Mortgage Association Pass-Thru, Pool AK9446	4.50%		03/01/2042	4,900,358
33,805,491	Federal National Mortgage Association Pass-Thru, Pool AL1485	6.00%		01/01/2040	36,792,147
17,982,594	Federal National Mortgage Association Pass-Thru, Pool AL1548	6.00%		07/01/2039	19,694,584
36,414,743	Federal National Mortgage Association Pass-Thru, Pool AL1554	6.00%		01/01/2040	39,631,922
74,720,697	Federal National Mortgage Association Pass-Thru, Pool AL1690	6.00%		05/01/2041	81,214,144
71,661,843	Federal National Mortgage Association Pass-Thru, Pool AL1691	6.00%		06/01/2041	77,993,041
106,378,950	Federal National Mortgage Association Pass-Thru, Pool AL1744	6.00%		10/01/2040	115,623,592
34,123,214	Federal National Mortgage Association Pass-Thru, Pool AL1745	6.00%		03/01/2040	37,088,621
35,867,258	Federal National Mortgage Association Pass-Thru, Pool AL1793	6.00%		01/01/2041	38,984,227
148,799,134	Federal National Mortgage Association Pass-Thru, Pool AL3038	3.00%		01/01/2033	150,391,472
188,657,693	Federal National Mortgage Association Pass-Thru, Pool AL3699	3.00%		06/01/2043	180,727,697
92,125,815	Federal National Mortgage Association Pass-Thru, Pool AO2980	4.00%		05/01/2042	93,782,918
135,780,218	Federal National Mortgage Association Pass-Thru, Pool AP4787	3.50%		09/01/2042	136,535,074
135,858,119	Federal National Mortgage Association Pass-Thru, Pool AP4789	3.50%		09/01/2042	136,614,712
8,752,142	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%		12/01/2029	9,276,280
229,647	Federal National Mortgage Association Pass-Thru, Pool MA0315	4.50%		01/01/2025	236,832
35,263,530	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%		03/01/2030	37,480,962
7,983,275	Federal National Mortgage Association Pass-Thru, Pool MA0406	4.50%		05/01/2030	8,462,808
831,798	Federal National Mortgage Association Pass-Thru, Pool MA0445	5.00%		06/01/2040	872,935
2,964,938	Federal National Mortgage Association Pass-Thru, Pool MA0459	4.00%		07/01/2020	3,126,370
2,667,027	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%		07/01/2040	2,798,766
9,533,687	Federal National Mortgage Association Pass-Thru, Pool MA0502	4.00%		08/01/2020	10,053,318
4,171,872	Federal National Mortgage Association Pass-Thru, Pool MA0517	4.00%		09/01/2020	4,403,503
10,171,863	Federal National Mortgage Association Pass-Thru, Pool MA0534	4.00%		10/01/2030	10,610,595
23,952,244	Federal National Mortgage Association Pass-Thru, Pool MA0536	4.00%		10/01/2020	25,256,749
28,775,290	Federal National Mortgage Association Pass-Thru, Pool MA0580	4.00%		11/01/2020	30,347,925
1,993,461	Federal National Mortgage Association Pass-Thru, Pool MA0587	4.00%		12/01/2030	2,079,579
49,371,812	Federal National Mortgage Association Pass-Thru, Pool MA0616	4.00%		01/01/2031	51,514,868
21,297,639	Federal National Mortgage Association Pass-Thru, Pool MA0871	4.00%		10/01/2041	21,685,341
23,906,148	Federal National Mortgage Association Pass-Thru, Pool MA0896	4.00%		11/01/2041	24,340,631
312,972,644	Federal National Mortgage Association Pass-Thru, Pool MA0919	3.50%		12/01/2031	322,678,887
132,155,337	Federal National Mortgage Association Pass-Thru, Pool MA0949	3.50%		01/01/2032	136,274,369
151,029,845	Federal National Mortgage Association Pass-Thru, Pool MA0976	3.50%		02/01/2032	155,751,688
73,304,062	Federal National Mortgage Association Pass-Thru, Pool MA1010	3.50%		03/01/2032	75,597,371
22,919,773	Federal National Mortgage Association Pass-Thru, Pool MA1039	3.50%		04/01/2042	23,044,769
95,882,992	Federal National Mortgage Association Pass-Thru, Pool MA1059	3.50%		05/01/2032	98,771,777
13,706,312	Federal National Mortgage Association Pass-Thru, Pool MA1068	3.50%		05/01/2042	13,781,933
211,890,887	Federal National Mortgage Association Pass-Thru, Pool MA1084	3.50%		06/01/2032	218,324,789
31,468,959	Federal National Mortgage Association Pass-Thru, Pool MA1093	3.50%		06/01/2042	31,643,216
35,923,784	Federal National Mortgage Association Pass-Thru, Pool MA1094	4.00%		06/01/2042	36,561,883
125,467,832	Federal National Mortgage Association Pass-Thru, Pool MA1107	3.50%		07/01/2032	129,275,609
307,702,029	Federal National Mortgage Association Pass-Thru, Pool MA1117	3.50%		07/01/2042	309,409,280
348,994,694	Federal National Mortgage Association Pass-Thru, Pool MA1136	3.50%		08/01/2042	350,929,244
82,445,739	Federal National Mortgage Association Pass-Thru, Pool MA1138	3.50%		08/01/2032	84,949,547
96,454,050	Federal National Mortgage Association Pass-Thru, Pool MA1179	3.50%		09/01/2042	96,989,735
334,824,275	Federal National Mortgage Association Pass-Thru, Pool MA1200	3.00%		10/01/2032	338,389,595
16,534,561	Federal National Mortgage Association Pass-Thru, Pool MA1201	3.50%		10/01/2032	17,037,446
217,191,337	Federal National Mortgage Association Pass-Thru, Pool MA1209	3.50%		10/01/2042	218,402,869
475,615,633	Federal National Mortgage Association Pass-Thru, Pool MA1237	3.00%		11/01/2032	480,689,582
12,787,094	Federal National Mortgage Association Pass-Thru, Pool MA1242	3.50%		11/01/2042	12,858,490
358,728,604	Federal National Mortgage Association Pass-Thru, Pool MA1275	3.00%		12/01/2032	362,561,612
47,857,614	Federal National Mortgage Association Pass-Thru, Pool MA1338	3.00%		02/01/2033	48,369,582
187,108,294	Federal National Mortgage Association Pass-Thru, Pool MA1366	3.00%		03/01/2033	189,109,900
212,584,281	Federal National Mortgage Association Pass-Thru, Pool MA1401	3.00%		04/01/2033	214,860,642
160,865,673	Federal National Mortgage Association Pass-Thru, Pool MA1432	3.00%		05/01/2033	162,587,252
203,540,282	Federal National Mortgage Association Pass-Thru, Pool MA1459	3.00%		06/01/2033	205,718,369
25,000,000	Federal National Mortgage Association Pass-Thru, Pool MA1490	3.00%		07/01/2033	25,267,528
26,007,845	Federal National Mortgage Association Pass-Thru, Pool MA3894	4.00%		09/01/2031	27,164,074
14,700,000	Government National Mortgage Association, Series 2003-67-SP	6.91%	#I/F I/O	08/20/2033	4,642,517
15,226,523	Government National Mortgage Association, Series 2003-86-ZK	5.00%		10/20/2033	16,903,245
6,169,318	Government National Mortgage Association, Series 2004-49-Z	6.00%		06/20/2034	6,984,563
6,500,000	Government National Mortgage Association, Series 2004-80-PH	5.00%		07/20/2034	7,015,086
18,583,365	Government National Mortgage Association, Series 2004-83-CS	5.89%	#I/F I/O	10/20/2034	2,564,411
3,018,591	Government National Mortgage Association, Series 2005-21-Z	5.00%		03/20/2035	3,414,339
19,757,114	Government National Mortgage Association, Series 2005-39-ZB	5.00%		07/20/2034	21,905,443
1,151,802	Government National Mortgage Association, Series 2006-24-CX	38.56%	#I/F	05/20/2036	2,284,366
32,136,689	Government National Mortgage Association, Series 2007-26-SJ	4.50%	#I/F I/O	04/20/2037	3,023,683
13,243,243	Government National Mortgage Association, Series 2008-2-SM	6.31%	#I/F I/O	01/16/2038	2,164,503
25,003,667	Government National Mortgage Association, Series 2008-42-AI	7.50%	#I/F I/O	05/16/2038	5,984,380
12,599,277	Government National Mortgage Association, Series 2008-43-SH	6.14%	#I/F I/O	05/20/2038	1,850,295
14,254,183	Government National Mortgage Association, Series 2008-51-SC	6.06%	#I/F I/O	06/20/2038	2,041,785
7,889,423	Government National Mortgage Association, Series 2008-51-SE	6.06%	#I/F I/O	06/16/2038	1,282,918
5,655,122	Government National Mortgage Association, Series 2008-82-SM	5.86%	#I/F I/O	09/20/2038	748,881
8,122,121	Government National Mortgage Association, Series 2008-83-SD	6.37%	#I/F I/O	11/16/2036	1,371,185
14,095,492	Government National Mortgage Association, Series 2009-106-VZ	4.50%		11/20/2039	15,518,785
15,348,189	Government National Mortgage Association, Series 2009-10-NS	6.46%	#I/F I/O	02/16/2039	2,885,189
10,390,809	Government National Mortgage Association, Series 2009-24-SN	5.91%	#I/F I/O	09/20/2038	1,426,682
24,240,729	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	25,715,911
66,071,634	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	71,851,646
416,021	Government National Mortgage Association, Series 2009-41-ZQ	4.50%		06/16/2039	384,357
15,261,192	Government National Mortgage Association, Series 2009-48-Z	5.00%		06/16/2039	16,991,346
4,872,196	Government National Mortgage Association, Series 2009-50-KP	4.50%		06/20/2039	5,189,205
14,008,324	Government National Mortgage Association, Series 2009-69-TS	6.01%	#I/F I/O	04/16/2039	2,192,881
9,467,605	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	10,263,750
19,842,407	Government National Mortgage Association, Series 2009-87-IG	6.55%	#I/F I/O	03/20/2037	2,563,214
3,082,351	Government National Mortgage Association, Series 2010-166-SJ	9.41%	#I/F	12/20/2040	3,126,303
40,463,754	Government National Mortgage Association, Series 2010-1-SA	5.56%	#I/F I/O	01/16/2040	5,280,265
4,283,380	Government National Mortgage Association, Series 2010-25-ZB	4.50%		02/16/2040	4,252,981
98,964,682	Government National Mortgage Association, Series 2010-26-QS	6.06%	#I/F I/O	02/20/2040	17,148,333
12,767,000	Government National Mortgage Association, Series 2010-42-AY	5.00%		11/20/2039	14,152,890
23,277,180	Government National Mortgage Association, Series 2010-42-ES	5.49%	#I/F I/O	04/20/2040	3,919,982
8,576,454	Government National Mortgage Association, Series 2010-61-AS	6.36%	#I/F I/O	09/20/2039	1,062,376
68,699,145	Government National Mortgage Association, Series 2010-62-SB	5.56%	#I/F I/O	05/20/2040	9,945,142
7,851,540	Government National Mortgage Association, Series 2010-62-ZG	5.50%		05/16/2040	9,036,197
3,420,872	Government National Mortgage Association, Series 2011-12-PO	0.00%	P/O	12/20/2040	3,227,933
698,542	Government National Mortgage Association, Series 2011-14-SM	9.32%	#I/F	08/16/2040	705,093
7,833,334	Government National Mortgage Association, Series 2011-18-SN	9.12%	#I/F	12/20/2040	8,256,535
8,333,334	Government National Mortgage Association, Series 2011-18-YS	9.12%	#I/F	12/20/2040	8,786,472
11,022,104	Government National Mortgage Association, Series 2011-51-UZ	4.50%		04/20/2041	11,995,152
12,193,115	Government National Mortgage Association, Series 2011-69-OC	0.00%	P/O	05/20/2041	10,322,508
96,312,502	Government National Mortgage Association, Series 2011-69-SB	5.16%	#I/F I/O	05/20/2041	12,022,199
22,913,895	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	25,067,801
36,929,286	Government National Mortgage Association, Series 2011-72-AS	5.19%	#I/F I/O	05/20/2041	4,878,510
29,211,434	Government National Mortgage Association, Series 2011-72-SK	5.96%	#I/F I/O	05/20/2041	3,991,331
34,644,619	Government National Mortgage Association, Series 2012-105-SE	6.01%	#I/F I/O	01/20/2041	5,543,860
Total US Government / Agency Mortgage Backed Obligations (Cost $18,207,816,478)					18,146,576,631

US Government Bonds and Notes - 4.9%
1,325,000,000	United States Treasury Notes	1.63%		11/15/2022	1,237,063,725
700,000,000	United States Treasury Notes	2.00%		02/15/2023	673,750,000
Total US Government Bonds and Notes (Cost $1,990,040,973)					1,910,813,725

Short Term Investments - 13.0%
25,167,000	Fannie Mae Discount Notes	0.00%		08/14/2013	25,163,616
176,600,000	Fannie Mae Discount Notes	0.00%		08/15/2013	176,573,510
100,000,000	Fannie Mae Discount Notes	0.00%		08/28/2013	99,996,800
50,000,000	Fannie Mae Discount Notes	0.00%		09/18/2013	49,996,700
100,000,000	Fannie Mae Discount Notes	0.00%		10/01/2013	99,989,800
40,000,000	Federal Home Loan Bank Discount Notes	0.00%		07/03/2013	39,999,911
45,000,000	Federal Home Loan Bank Discount Notes	0.00%		07/10/2013	44,999,353
50,000,000	Federal Home Loan Bank Discount Notes	0.00%		07/17/2013	49,996,889
99,255,000	Federal Home Loan Bank Discount Notes	0.00%		07/24/2013	99,251,829
166,100,000	Federal Home Loan Bank Discount Notes	0.00%		07/26/2013	166,091,908
50,000,000	Federal Home Loan Bank Discount Notes	0.00%		07/31/2013	49,995,208
67,100,000	Federal Home Loan Bank Discount Notes	0.00%		08/02/2013	67,097,018
50,000,000	Federal Home Loan Bank Discount Notes	0.00%		08/21/2013	49,994,475
75,000,000	Federal Home Loan Bank Discount Notes	0.00%		08/23/2013	74,988,958
75,000,000	Federal Home Loan Bank Discount Notes	0.00%		09/20/2013	74,994,900
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		10/25/2013	99,987,100
50,000,000	Federal Home Loan Bank Discount Notes	0.00%		12/20/2013	49,980,900
50,000,000	Federal Home Loan Banks	0.12%		07/18/2013	50,000,100
100,000,000	Federal Home Loan Banks	0.11%		07/29/2013	99,999,600
50,000,000	Federal Home Loan Banks	0.25%		09/06/2013	50,012,200
150,000,000	Federal Home Loan Banks	0.13%		09/13/2013	150,004,500
30,000,000	Federal Home Loan Banks	0.09%	#	09/19/2013	30,007,140
199,000,000	Federal Home Loan Banks	0.15%		09/27/2013	199,016,517
100,000,000	Federal Home Loan Banks	0.12%		10/18/2013	100,001,500
200,000,000	Federal Home Loan Banks	0.10%		10/25/2013	199,990,400
50,000,000	Federal Home Loan Banks	0.10%		11/01/2013	49,997,500
100,000,000	Federal Home Loan Banks	0.10%		11/06/2013	99,994,800
75,000,000	Federal Home Loan Banks	0.10%		11/13/2013	74,995,875
100,000,000	Federal Home Loan Banks	0.10%		11/20/2013	99,994,200
70,000,000	Federal Home Loan Banks	0.10%		11/20/2013	69,995,940
133,040,000	Federal Home Loan Banks	0.38%		11/27/2013	133,180,224
25,000,000	Federal Home Loan Banks	3.13%		12/13/2013	25,337,825
34,400,000	Federal Home Loan Banks	0.34%		12/18/2013	34,434,779
50,000,000	Federal Home Loan Banks	0.11%		12/19/2013	49,997,150
95,000,000	Federal Home Loan Banks	0.16%		12/19/2013	95,016,720
120,000,000	Federal Home Loan Banks	0.10%		12/20/2013	119,987,280
135,000,000	Federal Home Loan Banks	0.17%		12/24/2013	135,029,970
50,000,000	Federal Home Loan Banks	0.88%		12/27/2013	50,183,250
10,000,000	Federal Home Loan Banks	2.15%		07/26/2017	10,014,240
291,278,000	Federal Home Loan Mortgage Corporation	4.50%		07/15/2013	291,778,999
79,290,000	Federal Home Loan Mortgage Corporation	0.38%		10/30/2013	79,355,494
26,000,000	Federal Home Loan Mortgage Corporation	0.38%		11/27/2013	26,027,404
7,200,000	Federal Home Loan Mortgage Corporation	2.25%		06/20/2017	7,230,348
150,000,000	Federal Home Loan Mortgage Corporation	3.00%		07/10/2019	150,087,600
200,000,000	Federal Home Loan Mortgage Corporation	3.00%		07/31/2019	200,379,000
66,400,000	Federal National Mortgage Association	0.16%	#	11/08/2013	66,419,057
50,000,000	Federal National Mortgage Association	0.75%		12/18/2013	50,152,600
101,442,691	Fidelity Institutional Government Portfolio	0.01%	♦		101,442,691
75,000,000	Freddie Mac Discount Notes	0.00%		07/01/2013	75,000,000
50,000,000	Freddie Mac Discount Notes	0.00%		07/09/2013	49,998,444
75,000,000	Freddie Mac Discount Notes	0.00%		08/01/2013	74,992,250
50,000,000	Freddie Mac Discount Notes	0.00%		08/30/2013	49,998,350
100,000,000	Freddie Mac Discount Notes	0.00%		09/04/2013	99,994,600
100,000,000	Freddie Mac Discount Notes	0.00%		09/05/2013	99,994,500
50,000,000	Freddie Mac Discount Notes	0.00%		09/30/2013	49,996,200
140,000,000	Freddie Mac Discount Notes	0.00%		11/12/2013	139,968,780
100,000,000	Freddie Mac Discount Notes	0.00%		11/26/2013	99,975,300
50,000,000	Freddie Mac Discount Notes	0.00%		12/03/2013	49,982,800
50,000,000	Freddie Mac Discount Notes	0.00%		12/10/2013	49,982,000
Total Short Term Investments (Cost $5,058,866,461)					5,059,047,002

Total Investments - 100.1% (Cost $38,614,339,174)					38,850,542,596
Liabilities in Excess of Other Assets - (0.1)%					(55,841,089)
NET ASSETS - 100.0%					$38,794,701,507

#	Variable rate security. Rate disclosed as of June 30, 2013.
^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  These securities are determined to be liquid by DoubleLine Capital LP (the "Adviser"), unless otherwise noted, under procedures established by the Fund's Board of Trustees.  As of June 30, 2013, the value of these securities amounted to $3,758,934,020 or 9.7% of net assets.

I/O	Interest only security
P/O	Principal only security
I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates
♦	Seven-day yield as of June 30, 2013.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows+:

Tax Cost of Investments		$38,687,535,123
Gross Tax Unrealized Appreciation		978,954,894
Gross Tax Unrealized Depreciation		(815,947,421)
Net Tax Unrealized Appreciation (Depreciation)		$163,007,473

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

DoubleLine Core Fixed Income Fund
Schedule of Investments
June 30, 2013 (Unaudited)

Principal Amount/Shares	Security Description	Rate		Maturity	Value $
Collateralized Loan Obligations - 2.7%
500,000	Adirondack Park Ltd., Series 2013-1A-X	1.28%	# ^	04/15/2016	500,381
1,000,000	ALM Loan Funding, Series 2011-4A-C	3.03%	# ^	07/18/2022	989,442
1,500,000	ARES Ltd., Series 2012-2A-D	4.98%	# ^	10/12/2023	1,488,919
2,000,000	ARES Ltd., Series 2013-1A-D	4.06%	# ^	04/15/2025	1,934,591
1,500,000	BlueMountain Ltd., Series 2012-1A-E	5.78%	# ^	07/20/2023	1,446,405
1,250,000	Brookside Mill Ltd., Series 2013-1A-C1	2.92%	# ^	04/17/2025	1,239,227
2,250,000	Brookside Mill Ltd., Series 2013-1A-D	3.27%	# ^	04/17/2025	2,094,822
1,250,000	Brookside Mill Ltd., Series 2013-1A-E	4.62%	# ^	04/17/2025	1,130,535
2,000,000	Canyon Capital Ltd., Series 2012-1A-C	2.78%	# ^	10/15/2016	2,014,924
2,000,000	Cent LP, Series 2013-18A-D	3.83%	# ^	07/23/2025	1,887,896
1,500,000	Cent LP, Series 2013-18A-E	4.88%	# ^	07/23/2025	1,336,404
2,000,000	Centurion Ltd., Series 2005-8X-C	2.27%	#	03/08/2017	1,910,036
1,500,000	Chatham Light Ltd., Series 2005-2A-C	1.97%	# ^	08/03/2019	1,428,125
2,000,000	Dryden Senior Loan Fund, Series 2012-24A-D	5.03%	# ^	11/15/2023	1,996,607
2,000,000	Four Corners Ltd., Series 2006-3A-D	1.78%	# ^	07/22/2020	1,904,471
1,000,000	Galaxy Ltd., Series 2013-15A-B	2.13%	# ^	04/15/2025	995,448
1,000,000	Galaxy Ltd., Series 2013-15A-C	2.88%	# ^	04/15/2025	977,218
1,000,000	Galaxy Ltd., Series 2013-15A-D	3.68%	# ^	04/15/2025	939,827
760,000	GoldenTree Loan Opportunities Ltd., Series 2007-4A-D	4.52%	# ^	08/18/2022	727,001
2,000,000	GoldenTree Loan Opportunities Ltd., Series 2012-6A-D	4.48%	# ^	04/17/2022	1,960,084
1,000,000	ICE Global Credit Ltd., Series 2013-1A-X	1.33%	# ^	04/20/2015	999,700
2,000,000	LCM LP, Series 10A-D	4.88%	# ^	04/15/2022	1,981,277
1,000,000	LCM LP, Series 10X-A	1.75%	#	04/15/2022	1,000,883
2,000,000	LCM LP, Series 11A-D2	4.23%	# ^	04/19/2022	1,961,927
1,000,000	LCM LP, Series 12A-E	6.03%	# ^	10/19/2022	974,231
1,500,000	Magnetite Ltd., Series 2012-7A-D	5.53%	# ^	01/15/2025	1,418,992
1,500,000	Nomad Ltd., Series 2013-1A-B	3.23%	# ^	01/15/2025	1,490,315
1,500,000	Nomad Ltd., Series 2013-1A-C	3.78%	# ^	01/15/2025	1,434,743
2,000,000	OCP Ltd., Series 2013-3A-B	3.03%	# ^	01/17/2025	1,967,786
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-D	3.62%	# ^	07/17/2025	1,857,200
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-E	4.77%	# ^	07/17/2025	1,720,000
2,000,000	OHA Intrepid Leverage Loan Fund Ltd., Series 2011-1AR-DR	3.33%	# ^	04/20/2021	1,987,537
1,000,000	Race Point Ltd., Series 2013-8A-B	2.17%	# ^	02/20/2025	1,004,993
37,050	Race Point Ltd., Series 2013-8A-X	1.27%	# ^	02/20/2025	37,060
500,000	Saturn Ltd., Series 2007-1A-D	4.28%	# ^	05/13/2022	450,038
1,178,117	TCW Global Project Fund Ltd., Series 2004-1A-REV	0.93%	# ^	06/15/2016	1,172,226
332,598	Tricadia Ltd., Series 2003-1AR-A3L	0.97%	# ^	02/28/2016	332,265
2,500,000	Venture Ltd., Series 2005-1A-A2	0.72%	# ^	11/22/2018	2,426,298
500,000	Venture Ltd., Series 2012-10A-C	3.53%	# ^	07/20/2022	498,348
2,000,000	Venture Ltd., Series 2012-10A-D	4.48%	# ^	07/20/2022	1,957,358
2,000,000	WhiteHorse Ltd., Series 2006-1A-B1L	2.12%	# ^	05/01/2018	1,939,608
1,000,000	Wind River Ltd., Series 2005-2A-C	2.03%	# ^	10/19/2017	1,009,997
3,000,000	Wind River Ltd., Series 2013-1A-C	3.68%	# ^	04/20/2025	2,835,611
Total Collateralized Loan Obligations (Cost $61,831,760)					61,360,756

Foreign Corporate Bonds - 16.1%
700,000	AES Andres Dominicana Ltd.	9.50%	^	11/12/2020	742,000
4,300,000	AES Andres Dominicana Ltd.	9.50%		11/12/2020	4,558,000
2,000,000	AES Gener S.A.	7.50%		03/25/2014	2,075,000
1,000,000	Alfa Bond Issuance	7.50%		09/26/2019	1,025,000
3,600,000	Alfa MTN Issuance Ltd.	8.00%		03/18/2015	3,834,000
2,100,000	Anadolu Efes Biracilik ve Malt Sanayii A.S.	3.38%	^	11/01/2022	1,816,500
1,000,000	Andrade Gutierrez International S.A.	4.00%	^	04/30/2018	942,500
6,650,000	Australia and New Zealand Banking Group Ltd.	4.88%	^	01/12/2021	7,304,626
1,500,000	Axiata SPV1 Labuan Ltd.	5.38%		04/28/2020	1,627,539
500,000	Banco Bradesco S.A.	5.75%	^	03/01/2022	500,000
3,000,000	Banco Davivienda S.A.	2.95%		01/29/2018	2,842,500
1,000,000	Banco Davivienda S.A.	2.95%	^	01/29/2018	947,500
2,100,000	Banco de Bogota S.A.	5.00%	^	01/15/2017	2,178,750
2,500,000	Banco de Bogota S.A.	5.38%		02/19/2023	2,450,000
2,500,000	Banco de Bogota S.A.	5.38%	^	02/19/2023	2,450,000
2,480,000	Banco de Chile	6.25%		06/15/2016	2,695,475
1,400,000	Banco de Credito del Peru	4.75%		03/16/2016	1,454,180
1,300,000	Banco de Credito del Peru	4.25%		04/01/2023	1,205,750
5,000,000	Banco de Credito del Peru	4.25%	^	04/01/2023	4,637,500
1,000,000	Banco de Credito del Peru	6.13%	# ^	04/24/2027	1,017,500
503,000	Banco de Credito del Peru	9.75%	# ^	11/06/2069	585,995
350,000	Banco de Credito del Peru	9.75%	#	11/06/2069	407,750
200,000	Banco de Credito e Inversiones	3.00%		09/13/2017	196,527
3,000,000	Banco de Credito e Inversiones	3.00%	^	09/13/2017	2,947,908
3,000,000	Banco do Brasil S.A.	8.50%	#	10/20/2020	3,255,000
2,000,000	Banco do Brasil S.A.	5.88%		01/19/2023	1,935,000
900,000	Banco GNB Sudameris S.A.	3.88%	^	05/02/2018	857,250
800,000	Banco GNB Sudameris S.A.	3.88%		05/02/2018	763,000
1,000,000	Banco Internacional del Peru S.A.A.	5.75%		10/07/2020	1,025,000
895,000	Banco Internacional del Peru S.A.A.	8.50%	#	04/23/2070	985,619
1,750,000	Banco Mercantil del Norte	6.86%	#	10/13/2021	1,832,950
650,000	Bancolombia S.A.	4.25%		01/12/2016	669,500
300,000	Bancolombia S.A.	5.95%		06/03/2021	320,250
500,000	BBVA Banco Continental S.A.	5.00%		08/26/2022	488,750
1,200,000	BBVA Bancomer S.A.	6.50%		03/10/2021	1,266,000
300,000	BFF International Ltd.	7.25%		01/28/2020	331,800
3,287,000	BP Capital Markets PLC	4.75%		03/10/2019	3,654,953
25,000	BP Capital Markets PLC	2.50%		11/06/2022	22,828
5,938,000	British Telecommunications PLC	5.95%		01/15/2018	6,841,710
4,200,000	Celulosa Arauco y Constitucion S.A.	4.75%		01/11/2022	4,192,427
1,450,000	Cementos Pacasmayo S.A.A.	4.50%		02/08/2023	1,349,950
2,000,000	Cemex Espana	9.25%		05/12/2020	2,120,000
300,000	Cemex S.A.B. de C.V.	9.00%		01/11/2018	316,500
1,800,000	Cemex S.A.B. de C.V.	5.88%	^	03/25/2019	1,750,500
6,600,000	Cencosud S.A.	4.88%	^	01/20/2023	6,502,927
1,400,000	Cencosud S.A.	4.88%		01/20/2023	1,379,409
600,000	CFR International S.A.	5.13%	^	12/06/2022	589,487
5,400,000	CFR International S.A.	5.13%		12/06/2022	5,305,387
4,000,000	Cia Minera Milpo S.A.A.	4.63%	^	03/28/2023	3,660,000
8,100,000	Cielo S.A.	3.75%		11/16/2022	7,128,000
700,000	CNPC General Capital Ltd.	3.40%	^	04/16/2023	644,095
9,600,000	Corpbanca S.A.	3.13%		01/15/2018	9,144,998
3,500,000	CorpGroup Banking S.A.	6.75%	^	03/15/2023	3,542,081
700,000	Corporacion Lindley S.A.	6.75%		11/23/2021	764,750
2,000,000	Corporacion Lindley S.A.	6.75%	^	11/23/2021	2,185,000
500,000	Corporacion Lindley S.A.	4.63%	^	04/12/2023	486,250
800,000	Corporacion Pesquera Inca S.A.C.	9.00%	^	02/10/2017	848,000
2,444,000	Corporacion Pesquera Inca S.A.C.	9.00%		02/10/2017	2,590,640
2,900,000	Cosan Luxembourg S.A.	5.00%	^	03/14/2023	2,762,250
3,125,000	Diageo Capital PLC	1.50%		05/11/2017	3,099,709
1,000,000	Digicel Ltd.	7.00%		02/15/2020	1,015,000
6,000,000	Digicel Ltd.	6.00%	^	04/15/2021	5,685,000
1,600,000	Dolphin Energy Ltd.	5.50%	^	12/15/2021	1,732,000
4,195,000	EGE Haina Finance Company	9.50%		04/26/2017	4,331,337
900,000	El Fondo Mivivienda S.A.A.	3.50%	^	01/31/2023	805,500
3,000,000	Embraer Overseas Ltd.	6.38%		01/24/2017	3,270,000
4,400,000	ESAL GmbH	6.25%	^	02/05/2023	4,039,200
2,100,000	ESAL GmbH	6.25%		02/05/2023	1,927,800
2,000,000	Ferreycorp S.A.A.	4.88%	^	04/26/2020	1,885,000
3,185,000	France Telecom S.A.	2.75%		09/14/2016	3,266,619
2,600,000	Freeport-McMoRan Copper & Gold, Inc.	3.55%		03/01/2022	2,366,034
600,000	Gaz Capital S.A.	4.95%		02/06/2028	519,000
4,400,000	Gazprombank OJSC	5.63%		05/17/2017	4,557,520
5,800,000	Global Bank Corporation	4.75%		10/05/2017	5,814,500
5,325,000	Globo Communicacao e Participacoes S.A.	6.25%	#	07/20/2015	5,484,750
500,000	Globo Communicacao e Participacoes S.A.	5.31%	# ^	05/11/2022	518,750
1,500,000	Gruma S.A.B. de C.V.	7.75%		09/03/2049	1,503,750
4,313,000	Grupo Aval Ltd.	5.25%		02/01/2017	4,474,738
2,100,000	Grupo Aval Ltd.	5.25%	^	02/01/2017	2,178,750
800,000	Grupo Aval Ltd.	4.75%		09/26/2022	754,000
3,200,000	Grupo Aval Ltd.	4.75%	^	09/26/2022	3,016,000
2,400,000	Grupo KUO S.A.B. de C.V.	6.25%		12/04/2022	2,463,000
2,200,000	Grupo KUO S.A.B. de C.V.	6.25%	^	12/04/2022	2,257,750
3,100,456	IIRSA Norte Finance Ltd.	8.75%		05/30/2024	3,658,539
2,200,000	Industrial Senior Trust	5.50%	^	11/01/2022	2,079,000
3,800,000	Industrial Senior Trust	5.50%		11/01/2022	3,591,000
400,000	Inkia Energy Ltd.	8.38%	^	04/04/2021	428,000
1,100,000	Inkia Energy Ltd.	8.38%		04/04/2021	1,177,000
2,300,000	Instituto Costarricense de Electricidad	6.95%		11/10/2021	2,432,250
2,700,000	Instituto Costarricense de Electricidad	6.95%	^	11/10/2021	2,855,250
125,000	Intelsat Ltd.	7.75%	^	06/01/2021	126,719
500,000	Intercorp Retail Trust	8.88%	^	11/14/2018	540,000
1,600,000	Inversiones CMPC S.A.	6.13%		11/05/2019	1,748,731
200,000	Inversiones CMPC S.A.	4.50%		04/25/2022	194,093
2,700,000	Inversiones CMPC S.A.	4.50%	^	04/25/2022	2,620,258
1,700,000	Inversiones CMPC S.A.	4.38%	^	05/15/2023	1,631,363
2,000,000	IOI Investment BHD	4.38%		06/27/2022	1,870,828
1,000,000	Itau Unibanco Holding S.A.	5.65%		03/19/2022	972,500
2,500,000	Itau Unibanco Holding S.A.	5.50%		08/06/2022	2,400,000
500,000	Ixe Banco S.A.	9.25%		10/14/2020	592,815
200,000	Ixe Banco S.A.	9.75%		02/26/2049	199,518
500,000	JBS LLC	7.25%		06/01/2021	502,500
6,200,000	Korea Development Bank	4.38%		08/10/2015	6,544,422
700,000	LPG International, Inc.	7.25%		12/20/2015	764,750
4,200,000	Lukoil International Finance B.V.	4.56%		04/24/2023	3,916,500
2,800,000	Malayan Banking BHD	3.25%	#	09/20/2022	2,717,646
2,000,000	Mexichem S.A.B. de C.V.	4.88%	^	09/19/2022	2,015,000
300,000	Minerva Luxembourg S.A.	7.75%		01/31/2023	299,250
3,500,000	Minerva Luxembourg S.A.	7.75%	^	01/31/2023	3,491,250
400,000	NET Servicos de Comunicacao S.A.	7.50%		01/27/2020	438,000
2,600,000	Novatek Finance Ltd.	5.33%		02/03/2016	2,736,500
5,300,000	OAS Financial Ltd.	8.88%	# ^	04/25/2018	5,074,750
3,800,000	Pacific Rubiales Energy Corporation	7.25%	^	12/12/2021	4,037,500
2,400,000	Pacific Rubiales Energy Corporation	7.25%		12/12/2021	2,550,000
2,200,000	Pacific Rubiales Energy Corporation	7.25%		12/12/2021	2,337,500
1,500,000	Pacific Rubiales Energy Corporation	5.13%	^	03/28/2023	1,425,000
7,375,000	Pemex Project Funding Master Trust	6.63%		06/15/2035	7,780,625
1,000,000	Pesquera Exalmar S.A.A.	7.38%		01/31/2020	935,000
1,800,000	Pesquera Exalmar S.A.A.	7.38%	^	01/31/2020	1,683,000
1,000,000	Petroleos Mexicanos	3.50%		01/30/2023	927,500
2,200,000	Phosagro Bond Funding Ltd.	4.20%	^	02/13/2018	2,172,500
3,800,000	Polyus Gold International Ltd.	5.63%	^	04/29/2020	3,695,500
1,800,000	PTT Public Company Ltd.	3.38%		10/25/2022	1,642,387
1,800,000	Ras Laffan Liquefied Natural Gas Company	5.84%		09/30/2027	2,043,000
2,825,000	Royal KPN N.V.	8.38%		10/01/2030	3,500,144
2,300,000	SACI Falabella	3.75%	^	04/30/2023	2,116,000
3,300,000	Samarco Mineracao S.A.	4.13%	^	11/01/2022	2,961,750
1,600,000	Samarco Mineracao S.A.	4.13%		11/01/2022	1,436,000
7,092,000	Scotiabank Peru S.A.	4.50%	# ^	12/13/2027	6,400,530
1,000,000	Scotiabank Peru S.A.	4.50%	#	12/13/2027	902,500
1,408,000	Scotiabank Peru S.A.	4.50%	#	12/13/2027	1,270,720
3,000,000	Sibur Securities Ltd.	3.91%		01/31/2018	2,790,000
5,000,000	Sibur Securities Ltd.	3.91%	^	01/31/2018	4,650,000
2,000,000	SMU S.A.	7.75%	^	02/08/2020	1,820,000
250,000	Southern Copper Corporation	6.75%		04/16/2040	248,302
3,800,000	Southern Copper Corporation	5.25%		11/08/2042	3,137,200
4,000,000	Steel Funding Ltd.	4.45%		02/19/2018	3,740,000
4,000,000	Steel Funding Ltd.	4.45%	^	02/19/2018	3,740,000
6,500,000	Tanner Servicios Financieros S.A.	4.38%	^	03/13/2018	6,158,750
200,000	Telefonica Celular del Paraguay S.A.	6.75%	^	12/13/2022	208,000
6,950,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	7,210,625
6,400,000	Tupras Turkiye Petrol Rafinerileri A.S.	4.13%	^	05/02/2018	6,096,000
3,100,000	Tupras Turkiye Petrol Rafinerileri A.S.	4.13%		05/02/2018	2,952,750
200,000	TV Azteca S.A.B. de C.V.	7.50%		05/25/2018	211,000
800,000	Vedanta Resources PLC	8.25%		06/07/2021	809,500
2,200,000	Vedanta Resources PLC	7.13%	^	05/31/2023	2,084,500
900,000	VimpelCom Holdings B.V.	5.20%	^	02/13/2019	882,000
4,000,000	VimpelCom Holdings B.V.	5.95%	^	02/13/2023	3,760,000
8,800,000	VTB Capital S.A.	6.88%		05/29/2018	9,350,000
500,000	VTB Capital S.A.	6.95%		10/17/2022	510,000
1,000,000	WPE International Cooperatief U.A.	10.38%		09/30/2020	790,000
Total Foreign Corporate Bonds (Cost $379,815,947)					367,504,683

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 0.7%
190,000	Colombia Government International Bond	8.70%		02/15/2016	222,288
7,040,000	Corporacion Andina de Fomento	3.75%		01/15/2016	7,467,089
4,580,000	Mexico Government International Bond	5.63%		01/15/2017	5,113,570
3,000,000	Wakala Global Sukuk BHD	4.65%		07/06/2021	3,161,721
Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $15,822,194)					15,964,668

Non-Agency Commercial Mortgage Backed Obligations - 7.3%
3,500,000	Banc of America Commercial Mortgage, Inc., Series 2007-5-AM	5.77%	#	02/10/2051	3,785,596
500,000	Banc of America Re-Remic Trust, Series 2012-CLRN-B	1.79%	# ^	08/15/2029	501,039
1,400,000	Banc of America Re-Remic Trust, Series 2012-CLRN-D	2.89%	# ^	08/15/2029	1,405,336
1,000,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T18-AJ	5.01%	#	02/13/2042	1,050,899
4,902,000	CD Commercial Mortgage Trust, Series 2006-CD3-AM	5.65%		10/15/2048	5,430,575
105,344,713	CD Commercial Mortgage Trust, Series 2007-CD5-XP	0.31%	# ^ I/O	11/15/2044	306,658
4,800,000	CD Commercial Mortgage Trust, Series 2007-CS4-AMFX	5.37%	#	12/11/2049	4,859,028
700,000	Citigroup Commercial Mortgage Trust, Series 2005-C3-AM	4.83%	#	05/15/2043	731,656
2,000,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AM	5.70%	#	12/10/2049	2,199,525
4,000,000	Citigroup Commercial Mortgage Trust, Series 2008-C7-AM	6.13%	#	12/10/2049	4,412,694
11,886,909	Citigroup Commercial Mortgage Trust, Series 2012-GC8-XA	2.25%	# ^ I/O	09/10/2045	1,469,632
3,500,000	COBALT Commercial Mortgage Trust, Series 2007-C2-AMFX	5.53%	#	04/15/2047	3,860,992
4,916,415	Commercial Mortgage Pass-Through Certificates, Series 2002-LC4-XA	2.51%	# ^ I/O	12/10/2044	715,587
985,000	Commercial Mortgage Pass-Through Certificates, Series 2006-C7-AM	5.77%	#	06/10/2046	1,056,709
2,500,000	Commercial Mortgage Pass-Through Certificates, Series 2006-C8-AM	5.35%		12/10/2046	2,716,734
3,249,912	Commercial Mortgage Pass-Through Certificates, Series 2010-C1-XPA	2.35%	# ^ I/O	07/10/2046	160,297
29,772,610	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3-XA	2.37%	# I/O	11/15/2045	3,944,692
2,000,000	Commercial Mortgage Pass-Through Certificates, Series 2012-FL2-GP1	3.69%	# ^	09/17/2029	2,000,000
1,000,000	Credit Suisse First Boston Mortgage Securities Corporation, Series 1998-C2-F	6.75%	# ^	11/15/2030	1,042,912
301,247	Credit Suisse First Boston Mortgage Securities Corporation, Series 2001-CF2-G	6.93%	^	02/15/2034	294,879
3,455,000	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-C6-AJ	5.23%	#	12/15/2040	3,657,847
5,380,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C3-AM	5.99%	#	06/15/2038	5,866,212
3,750,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C4-AM	5.51%		09/15/2039	4,034,754
2,500,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C5-AM	5.34%		12/15/2039	2,654,019
1,971,149	Credit Suisse Mortgage Capital Certificates, Series 2006-TF2A-A2	0.36%	# ^	10/15/2021	1,939,683
2,800,000	Credit Suisse Mortgage Capital Certificates, Series 2007-TFLA-B	0.34%	# ^	02/15/2022	2,765,260
3,800,000	Credit Suisse Mortgage Capital Certificates, Series 2009-RR2-IQB	5.69%	# ^	04/16/2049	4,064,320
2,500,000	Credit Suisse Mortgage Capital Certificates, Series 2010-RR1-1B	5.69%	# ^	04/16/2049	2,728,870
1,500,000	Credit Suisse Mortgage Capital Certificates, Series 2010-RR2-3B	5.34%	# ^	12/15/2043	1,633,909
3,800,000	DBRR Trust, Series 2011-C32-A3B	5.94%	# ^	06/17/2049	4,094,119
2,500,000	DBRR Trust, Series 2012-EZ1-B	1.39%	^	09/25/2045	2,507,750
5,849,804	DBUBS Mortgage Trust, Series 2011-LC2A-XA	1.43%	# ^ I/O	07/10/2044	364,794
1,000,000	Extended Stay American Trust, Series 2013-ESFL-DFL	3.33%	# ^	12/05/2031	1,008,229
2,000,000	Extended Stay American Trust, Series 2013-ESHM-M	7.63%	^	12/05/2019	2,029,303
2,500,000	Fontainebleau Miami Beach Trust, Series 2012-FBLU-C	4.27%	^	05/05/2027	2,568,951
1,150,000	Fontainebleau Miami Beach Trust, Series 2012-FBLU-E	5.25%	^	05/05/2027	1,187,056
1,000,000	GE Capital Commercial Mortgage Corporation, Series 2005-C2-B	5.11%	#	05/10/2043	1,052,759
1,000,000	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1-AJ	5.35%	#	11/10/2045	950,213
794,000	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1-AM	5.29%	#	11/10/2045	847,825
300,000	Greenwich Capital Commercial Funding Corporation, Series 2004-FL2A-D	0.50%	# ^	11/05/2019	296,646
100,000	Greenwich Capital Commercial Funding Corporation, Series 2004-FL2A-F	0.59%	# ^	11/05/2019	94,551
3,500,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AM	5.87%	#	12/10/2049	3,761,366
4,000,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG9-AMFX	5.48%		03/10/2039	4,274,674
1,600,000	GS Mortgage Securities Corporation, Series 2006-GG6-AJ	5.63%	#	04/10/2038	1,558,537
1,000,000	GS Mortgage Securities Corporation, Series 2006-GG6-AM	5.62%	#	04/10/2038	1,071,908
17,031,523	GS Mortgage Securities Corporation, Series 2006-GG6-XC	0.08%	# ^ I/O	04/10/2038	25,684
4,887,968	GS Mortgage Securities Corporation, Series 2011-GC5-XA	1.91%	# ^ I/O	08/10/2044	382,217
5,888,379	GS Mortgage Securities Corporation, Series 2012-GC6-XA	2.18%	# ^ I/O	01/10/2045	748,993
640,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2003-LN1-D	5.19%	#	10/15/2037	643,229
958,853	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-C3-A4	4.66%		01/15/2042	959,258
710,580	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-CB16-X2	0.71%	# I/O	05/12/2045	874
40,928,036	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8-X	0.73%	# I/O	05/15/2045	616,970
1,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-AMFX	5.40%		06/12/2047	1,081,115
1,800,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC18-AM	5.47%	#	06/12/2047	1,982,216
4,450,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC19-AM	5.71%	#	02/12/2049	4,836,681
3,750,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-LD12-AM	6.20%	#	02/15/2051	4,071,379
12,050,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2009-IWST-XB	0.29%	# ^ I/O	12/05/2027	263,768
2,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2009-RR2-GEB	5.54%	^	12/17/2049	2,163,662
12,638,375	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-C4-XA	1.76%	# ^ I/O	07/15/2046	780,337
600,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-PLSD-A2	3.36%	^	11/13/2044	630,197
34,682,108	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C8-XA	2.37%	# I/O	10/15/2045	4,267,547
8,863,423	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	2.21%	# I/O	06/15/2045	942,395
3,000,000	LB Commercial Mortgage Trust, Series 2007-C3-AMFL	6.08%	# ^	07/15/2044	3,336,187
30,678	LB-UBS Commercial Mortgage Trust, Series 2004-C4-A3	5.56%	#	06/15/2029	31,239
1,000,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3-AM	4.79%		07/15/2040	1,050,755
1,800,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6-AM	5.41%		09/15/2039	1,979,644
9,597,722	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XCL	0.34%	# ^ I/O	11/15/2038	174,247
7,740,423	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XW	0.85%	# ^ I/O	11/15/2038	156,395
1,600,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AJ	5.48%		02/15/2040	1,532,222
2,500,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AM	5.46%		02/15/2040	2,726,896
680,000	Merrill Lynch Mortgage Trust, Series 2005-CIP1-AM	5.11%	#	07/12/2038	721,041
74,950,157	Merrill Lynch Mortgage Trust, Series 2005-CIP1-XP	0.20%	# I/O	07/12/2038	28,106
1,600,000	Merrill Lynch Mortgage Trust, Series 2006-C2-AJ	5.80%	#	08/12/2043	1,499,369
221,257	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4-A2FL	0.31%	#	12/12/2049	220,850
4,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5-AM	5.42%		08/12/2048	4,247,984
2,966,727	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5-XA	2.08%	# ^ I/O	08/15/2045	306,018
325,000	Morgan Stanley Capital, Inc., Series 2005-HQ7-AM	5.38%	#	11/14/2042	347,165
4,000,000	Morgan Stanley Capital, Inc., Series 2006-HQ8-AJ	5.50%	#	03/12/2044	4,080,670
67,076	Morgan Stanley Capital, Inc., Series 2007-HQ12-A2FL	0.44%	#	04/12/2049	62,777
3,700,000	Morgan Stanley Capital, Inc., Series 2007-IQ13-AM	5.41%		03/15/2044	3,975,665
29,515,349	Morgan Stanley Capital, Inc., Series 2011-C1-XA	1.12%	# ^ I/O	09/15/2047	844,833
2,500,000	Morgan Stanley Re-Remic Trust, Series 2010-HQ4-AJ	4.97%	^	04/15/2040	2,573,510
1,287,841	SMA Issuer LLC, Series 2012-LV1-A	3.50%	^	08/20/2025	1,294,387
1,000,000	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4-AJ	5.53%	#	08/15/2039	1,077,845
14,821,252	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3-XA	2.19%	# ^ I/O	08/10/2049	1,935,278
250,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25-AM	5.92%	#	05/15/2043	272,849
102,887,850	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27-XC	0.09%	# ^ I/O	07/15/2045	896,153
17,962,121	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29-IO	0.53%	# I/O	11/15/2048	218,770
1,600,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AMFL	5.41%	#	12/15/2043	1,502,641
3,500,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AM	6.12%	#	02/15/2051	3,807,134
19,774,006	WF-RBS Commercial Mortgage Trust, Series 2012-C9-XA	2.43%	# ^ I/O	11/15/2045	2,608,528
Total Non-Agency Commercial Mortgage Backed Obligations (Cost $167,435,912)					166,864,675

Non-Agency Residential Collateralized Mortgage Obligations - 15.3%
2,819,133	ACE Securities Corporation, Series 2006-NC1-A2C	0.39%	#	12/25/2035	2,778,800
130,046	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	3.36%	# ^	11/25/2037	89,128
4,000,000	American General Mortgage Loan Trust, Series 2010-1-A3	5.65%	# ^	03/25/2058	4,207,828
4,351,542	Banc of America Funding Corporation, Series 2005-G-A3	5.20%	#	10/20/2035	4,193,283
2,374,339	Banc of America Funding Corporation, Series 2006-2-6A2	5.50%		03/25/2036	2,373,219
1,492,733	Banc of America Funding Corporation, Series 2006-6-1A2	6.25%		08/25/2036	1,460,739
738,955	Banc of America Mortgage Securities, Inc., Series 2004-8-4A1	5.50%		09/25/2024	755,564
2,161,852	BCAP LLC Trust, Series 2009-RR13-6A5	6.07%	# ^	04/26/2037	2,251,957
343,214	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	284,772
9,353,377	Chase Mortgage Finance Corporation, Series 2007-A2-6A4	2.90%	#	07/25/2037	8,367,167
2,739,070	Chase Mortgage Finance Corporation, Series 2007-S3-2A1	5.50%		05/25/2037	2,678,857
288,248	Citicorp Mortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	298,174
1,800,000	Citicorp Residential Mortgage Securities, Inc., Series 2006-2-A5	6.04%	#	09/25/2036	1,668,369
420,991	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2-A2C	5.85%	#	05/25/2036	264,255
4,928,000	Citigroup Mortgage Loan Trust, Inc., Series 2008-AR4-2A1B	2.77%	# ^	11/25/2038	4,586,661
3,000,000	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A4	9.48%	# ^	11/25/2036	2,623,408
15,125,595	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-6A4	8.43%	# ^	12/25/2036	12,720,609
2,948,481	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-3A1	5.59%	^	09/25/2047	2,947,585
351,082	CitiMortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	287,198
175,699	CitiMortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	135,875
345,661	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	295,140
450,694	Countrywide Alternative Loan Trust, Series 2005-20CB-1A1	5.50%		07/25/2035	404,019
492,736	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	385,838
2,540,558	Countrywide Alternative Loan Trust, Series 2005-46CB-A22	5.25%		10/25/2035	2,357,813
498,883	Countrywide Alternative Loan Trust, Series 2005-J10-1A13	0.89%	#	10/25/2035	366,786
826,581	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	675,352
2,910,673	Countrywide Alternative Loan Trust, Series 2007-12T1-A1	6.00%		06/25/2037	2,393,273
3,128,354	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1	0.64%	#	08/25/2037	1,769,763
905,893	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2	52.98%	#I/F	08/25/2037	2,241,038
236,554	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10	29.01%	#I/F	08/25/2037	379,312
1,243,795	Countrywide Alternative Loan Trust, Series 2007-18CB-2A17	6.00%		08/25/2037	1,060,510
5,074,754	Countrywide Alternative Loan Trust, Series 2007-23CB-A3	0.69%	#	09/25/2037	2,957,602
4,985,083	Countrywide Alternative Loan Trust, Series 2007-23CB-A4	6.31%	#I/F I/O	09/25/2037	1,151,534
897,844	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	317,903
202,863	Countrywide Asset-Backed Certificates, Series 2005-13-AF3	5.20%	#	04/25/2036	176,470
389,925	Countrywide Home Loans, Series 2002-32-2A6	5.00%		01/25/2018	401,566
1,194,002	Countrywide Home Loans, Series 2005-28-A7	5.25%		01/25/2019	1,067,935
2,127,996	Countrywide Home Loans, Series 2007-10-A5	6.00%		07/25/2037	1,894,980
936,815	Countrywide Home Loans, Series 2007-15-1A16	6.25%		09/25/2037	866,433
2,424,877	Countrywide Home Loans, Series 2007-3-A17	6.00%		04/25/2037	2,194,671
220,259	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	188,587
3,803,281	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-1A3	5.25%		09/25/2035	3,727,008
3,815,309	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-9A4	5.50%		09/25/2035	3,510,702
8,931,125	Credit Suisse Mortgage Capital Certificates, Series 2006-4-6A1	6.00%		05/25/2036	8,332,297
408,132	Credit Suisse Mortgage Capital Certificates, Series 2006-4-7A1	5.50%		05/25/2021	418,750
2,241,470	Credit Suisse Mortgage Capital Certificates, Series 2006-7-1A3	5.00%		08/25/2036	1,807,670
257,802	Credit Suisse Mortgage Capital Certificates, Series 2007-1-3A1	6.00%		02/25/2022	214,859
310,088	Credit Suisse Mortgage Capital Certificates, Series 2007-2-2A1	5.00%		03/25/2037	302,922
5,211,762	Credit Suisse Mortgage Capital Certificates, Series 2007-2-2A5	5.00%		03/25/2037	5,038,369
9,567,352	Credit Suisse Mortgage Capital Certificates, Series 2010-4R-3A17	7.88%	# ^	06/26/2037	8,681,563
3,196,202	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1	11.85%	# ^I/F	04/15/2036	3,426,705
302,349	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2	14.24%	# ^I/F	04/15/2036	350,371
1,955,570	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4	11.85%	# ^I/F	04/15/2036	2,362,048
859,965	First Horizon Alternative Mortgage Securities, Series 2006-FA2-1A5	6.00%		05/25/2036	741,753
214,708	First Horizon Alternative Mortgage Securities, Series 2006-RE1-A1	5.50%		05/25/2035	206,781
1,314,370	GSAA Home Equity Trust, Series 2005-7-AF5	4.61%	#	05/25/2035	1,299,901
669	GSAA Home Equity Trust, Series 2006-4-4A1	0.29%	#	03/25/2036	669
3,205,622	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	2,723,881
2,168,485	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	1,691,446
360,371	GSR Mortgage Loan Trust, Series 2006-2F-5A1	4.50%		01/25/2021	356,052
13,381,773	GSR Mortgage Loan Trust, Series 2006-3F-4A1	6.00%		03/25/2036	12,149,961
2,357,842	GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	2,222,742
269,995	HSI Asset Loan Obligation Trust, Series 2006-2-2A1	5.50%		12/25/2021	258,361
8,380,382	HSI Asset Loan Obligation Trust, Series 2007-2-3A6	6.00%		09/25/2037	7,766,355
11,144,568	Indymac Mortgage Loan Trust, Series 2006-AR3-1A1	2.89%	#	12/25/2036	9,198,069
499,611	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.19%	#	05/25/2036	329,972
10,000,000	JP Morgan Alternative Loan Trust, Series 2006-S3-A4	6.31%	#	08/25/2036	7,404,780
2,980,940	JP Morgan Alternative Loan Trust, Series 2006-S3-A6	6.12%	#	08/25/2036	2,767,505
3,436,477	JP Morgan Alternative Loan Trust, Series 2006-S4-A6	5.71%	#	12/25/2036	3,207,773
708,344	JP Morgan Mortgage Trust, Series 2007-S3-1A7	6.00%		08/25/2037	624,153
6,877,164	JP Morgan Resecuritization Trust, Series 2011-2-2A3	3.50%	# ^	07/26/2036	7,005,661
289,024	Leaf Receivables Funding LLC, Series 2010-4-C	5.00%	^	01/20/2019	289,024
4,605,024	Lehman Mortgage Trust, Series 2005-1-2A4	5.50%		11/25/2035	4,494,524
1,281,773	Lehman Mortgage Trust, Series 2006-3-1A5	6.00%		07/25/2036	999,750
93,838	Lehman Mortgage Trust, Series 2006-9-1A19	29.79%	#I/F	01/25/2037	141,876
1,677,240	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	1,518,692
352,895	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	260,185
226,811	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	230,186
96,976	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	88,194
433,558	MASTR Asset Securitization Trust, Series 2003-2-30B2	5.75%		04/25/2033	433,361
8,140	MASTR Asset Securitization Trust, Series 2005-1-2A5	5.00%		05/25/2035	8,077
1,059,383	Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		11/25/2018	1,087,889
2,975,621	Morgan Stanley Mortgage Loan Trust, Series 2005-7-7A4	5.50%		11/25/2035	2,965,726
6,824,357	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.52%	#	06/25/2036	5,733,764
5,951,439	Morgan Stanley Re-Remic Trust, Series 2010-R6-5C	5.75%	# ^	05/26/2037	5,444,775
305,409	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	218,900
750,216	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	5.80%	#	10/25/2036	410,253
1,364,344	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.06%	#	02/25/2037	858,825
105,270	Option One Mortgage Loan Trust, Series 2004-3-M3	0.84%	#	11/25/2034	96,497
2,780,785	PHH Alternative Mortgage Trust, Series 2007-2-4A1	6.00%		05/25/2022	2,696,561
665,186	Residential Accredit Loans, Inc., Series 2004-QS15-A1	5.25%		11/25/2034	683,049
920,409	Residential Accredit Loans, Inc., Series 2005-QS14-3A3	6.00%		09/25/2035	828,352
293,183	Residential Accredit Loans, Inc., Series 2005-QS1-A5	5.50%		01/25/2035	289,042
939,056	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	759,734
2,139,478	Residential Accredit Loans, Inc., Series 2006-QS6-1A15	6.00%		06/25/2036	1,677,673
708,716	Residential Accredit Loans, Inc., Series 2006-QS6-2A1	6.00%		06/25/2021	714,496
3,052,546	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	2,390,992
550,000	Residential Asset Mortgage Products, Inc., Series 2005-RS1-AI5	5.41%	#	01/25/2035	501,002
435,882	Residential Asset Securitization Trust, Series 2005-A10-A3	5.50%		09/25/2035	400,370
488,793	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	388,761
147,533	Residential Asset Securitization Trust, Series 2005-A7-A3	5.50%		06/25/2035	136,551
2,465,576	Residential Asset Securitization Trust, Series 2006-A6-1A1	6.50%		07/25/2036	1,629,298
255,881	Residential Asset Securitization Trust, Series 2006-R1-A1	27.63%	#I/F	01/25/2046	379,845
319,555	Residential Funding Mortgage Securities Trust, Series 2006-S10-1A2	6.00%		10/25/2036	291,207
1,596,513	Residential Funding Mortgage Securities Trust, Series 2006-S11-A3	6.00%		11/25/2036	1,486,973
2,953,142	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	2,688,713
1,930,360	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	1,828,943
4,925,382	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-8XS-A3	0.75%	#	04/25/2035	4,880,763
808,296	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4-7A1	5.08%	#	05/25/2036	801,827
2,878,792	Structured Asset Securities Corporation, Series 2003-35-1A1	5.16%	#	12/25/2033	2,909,768
4,173,367	Structured Asset Securities Corporation, Series 2005-10-1A1	5.75%		06/25/2035	4,098,703
4,850,251	Structured Asset Securities Corporation, Series 2005-14-1A1	0.49%	#	07/25/2035	4,345,634
3,381,907	Structured Asset Securities Corporation, Series 2005-16-1A3	5.50%		09/25/2035	3,382,316
2,618,164	Structured Asset Securities Corporation, Series 2005-RF1-A	0.54%	# ^	03/25/2035	2,136,317
2,618,164	Structured Asset Securities Corporation, Series 2005-RF1-AIO	5.35%	# ^ I/O	03/25/2035	489,382
233,582	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1-2A	6.00%		03/25/2035	214,801
2,734,245	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A1	5.75%		02/25/2036	2,292,848
6,783,183	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A6	5.77%	#	10/25/2036	4,995,764
6,025,426	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR19-2A	2.22%	#	01/25/2047	5,448,337
4,704,950	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A6	6.00%		04/25/2037	3,954,915
289,850	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A11	38.32%	#I/F	06/25/2037	523,666
12,378,388	Wells Fargo Alternative Loan Trust, Series 2007-PA2-1A1	6.00%		06/25/2037	11,413,288
15,843,897	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	14,811,841
7,614,538	Wells Fargo Mortgage Backed Securities Trust, Series 2005-12-1A5	5.50%		11/25/2035	7,673,341
4,453,727	Wells Fargo Mortgage Backed Securities Trust, Series 2005-17-1A1	5.50%		01/25/2036	4,493,777
237,370	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14-A6	5.33%	#	08/25/2035	195,180
326,016	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16-6A4	2.65%	#	10/25/2035	161,114
1,409,985	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-3A1	5.75%		03/25/2036	1,382,634
3,275,916	Wells Fargo Mortgage Backed Securities Trust, Series 2006-7-2A1	6.00%		06/25/2036	3,118,605
696,107	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-1A36	6.00%		07/25/2037	653,255
3,367,104	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-1A5	6.00%		07/25/2037	3,249,622
3,567,489	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-2A11	6.00%		07/25/2037	3,392,147
5,765,037	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A96	6.00%		08/25/2037	5,644,012
7,122,522	Wells Fargo Mortgage Backed Securities Trust, Series 2007-14-1A1	6.00%		10/25/2037	7,004,551
1,690,020	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A16	5.50%		04/25/2037	1,590,411
5,145,492	Wells Fargo Mortgage Backed Securities Trust, Series 2007-5-1A1	5.50%		05/25/2037	5,304,503
447,604	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	430,476
8,155,739	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-2A2	6.00%		07/25/2037	7,848,089
9,842,173	Wells Fargo Mortgage Loan Trust, Series 2012-RR1-A1	2.85%	# ^	08/27/2037	9,908,455
Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $332,062,998)					350,451,454

US Corporate Bonds - 14.2%
4,470,000	ADT Corporation	3.50%		07/15/2022	4,118,184
7,575,000	Altria Group, Inc.	2.85%		08/09/2022	7,018,238
6,390,000	American Express Credit Corporation	2.75%		09/15/2015	6,631,663
3,925,000	Arrow Electronics, Inc.	3.38%		11/01/2015	4,064,593
125,000	Ashland, Inc.	4.75%	^	08/15/2022	124,063
3,500,000	AT&T, Inc.	5.35%		09/01/2040	3,554,145
125,000	Atlas Pipeline Partners LP	4.75%	^	11/15/2021	112,656
125,000	Avis Budget Car Rental LLC	5.50%	^	04/01/2023	121,250
7,450,000	Bank Of Montreal	1.40%		09/11/2017	7,282,576
1,800,000	Baxter International, Inc.	3.20%		06/15/2023	1,769,310
3,525,000	BB&T Corporation	1.60%		08/15/2017	3,450,668
200,000	BE Aerospace, Inc.	6.88%		10/01/2020	217,000
4,875,000	Becton Dickinson and Company	3.13%		11/08/2021	4,811,932
4,550,000	Biogen Idec, Inc.	6.88%		03/01/2018	5,416,602
2,877,000	Boeing Company	6.88%		03/15/2039	3,782,772
500,000	Boston Properties LP	5.63%		11/15/2020	568,335
2,800,000	Boston Properties LP	4.13%		05/15/2021	2,884,678
3,925,000	Burlington Northern Santa Fe LLC	3.00%		03/15/2023	3,748,014
100,000	CCO Holdings LLC	5.25%		09/30/2022	95,500
3,525,000	Celgene Corporation	3.25%		08/15/2022	3,349,684
100,000	Cinemark USA, Inc.	7.38%		06/15/2021	109,000
1,590,000	CIT Group, Inc.	5.00%		08/15/2022	1,586,025
2,600,000	Claires Stores, Inc.	7.75%	^	06/01/2020	2,528,500
3,475,000	Coca-Cola Company	1.80%		09/01/2016	3,548,246
3,775,000	ConAgra Foods, Inc.	3.20%		01/25/2023	3,617,265
2,900,000	ConocoPhillips Company	6.50%		02/01/2039	3,660,838
100,000	Constellation Brands, Inc.	7.25%		05/15/2017	114,250
4,250,000	Covidien International Finance S.A.	2.95%		06/15/2023	4,026,208
5,492,000	Daimler Finance North America LLC	1.88%	^	09/15/2014	5,542,098
100,000	DaVita, Inc.	5.75%		08/15/2022	100,250
100,000	Delphi Corporation	5.00%		02/15/2023	103,250
3,899,000	Devon Energy Corporation	6.30%		01/15/2019	4,522,949
2,425,000	Devon Energy Corporation	4.00%		07/15/2021	2,493,174
3,675,000	DIRECTV Holdings LLC	5.00%		03/01/2021	3,877,213
3,600,000	Dow Chemical Company	3.00%		11/15/2022	3,354,908
2,963,000	Duke Energy Corporation	3.55%		09/15/2021	2,964,307
1,670,000	Ecolab, Inc.	2.38%		12/08/2014	1,703,797
1,800,000	Ecolab, Inc.	1.00%		08/09/2015	1,798,983
100,000	Equinix, Inc.	7.00%		07/15/2021	108,875
100,000	Felcor Lodging LP	6.75%		06/01/2019	105,000
6,275,000	Ford Motor Company	7.45%		07/16/2031	7,543,899
200,000	Frontier Communications Corporation	8.50%		04/15/2020	221,500
7,050,000	General Electric Capital Corporation	2.90%		01/09/2017	7,294,156
50,000	General Motors Financial Company, Inc.	4.25%	^	05/15/2023	46,688
1,225,000	Glencore Funding LLC	2.50%	^	01/15/2019	1,109,674
3,525,000	Goldman Sachs Group, Inc.	5.75%		01/24/2022	3,894,762
3,175,000	Halliburton Company	6.15%		09/15/2019	3,833,051
125,000	Hawk Acquisition Sub, Inc.	4.25%	^	10/15/2020	119,844
100,000	IASIS Healthcare LLC	8.38%		05/15/2019	101,437
3,495,000	Illinois Tool Works, Inc.	3.38%		09/15/2021	3,581,288
125,000	Iron Mountain, Inc.	5.75%		08/15/2024	117,813
5,500,000	JP Morgan Chase & Company	4.95%		03/25/2020	6,014,354
1,325,000	JP Morgan Chase & Company	4.50%		01/24/2022	1,389,901
3,703,000	Kellogg Company	7.45%		04/01/2031	4,791,541
2,525,000	Kinder Morgan Energy Partners LP	6.95%		01/15/2038	2,994,817
700,000	Kinder Morgan Energy Partners LP	6.50%		09/01/2039	785,695
3,025,000	Kraft Foods, Inc.	5.38%		02/10/2020	3,397,774
5,550,000	Kroger Company	3.40%		04/15/2022	5,428,660
125,000	Lear Corporation	4.75%	^	01/15/2023	119,375
5,585,000	Liberty Mutual Group, Inc.	6.50%	^	05/01/2042	5,995,693
4,300,000	Macy's Retail Holdings, Inc.	2.88%		02/15/2023	3,974,357
3,600,000	Marathon Petroleum Corporation	5.13%		03/01/2021	3,976,420
3,525,000	Mattel, Inc.	2.50%		11/01/2016	3,636,732
1,575,000	MetLife, Inc.	6.38%		06/15/2034	1,909,391
2,775,000	MetLife, Inc.	5.70%		06/15/2035	3,086,563
3,350,000	MetLife, Inc.	4.13%		08/13/2042	2,991,386
2,475,000	MGM Resorts International	6.63%		12/15/2021	2,555,438
100,000	Michaels Stores, Inc.	7.75%		11/01/2018	107,500
4,200,000	Microsoft Corporation	2.13%		11/15/2022	3,832,760
1,015,000	MidAmerican Energy Holdings Company	5.95%		05/15/2037	1,131,430
3,954,000	MidAmerican Energy Holdings Company	6.50%		09/15/2037	4,710,713
4,100,000	Morgan Stanley	3.75%		02/25/2023	3,928,583
4,486,000	Motorola Solutions, Inc.	6.00%		11/15/2017	5,090,246
544,000	MPT Operating Partnership LP	6.38%		02/15/2022	573,920
6,040,000	National Rural Utilities Cooperative Finance Corporation	10.38%		11/01/2018	8,377,365
100,000	NCL Corporation Ltd.	5.00%	^	02/15/2018	98,500
3,260,000	Novartis Capital Corporation	4.40%		04/24/2020	3,625,338
135,000	Nuveen Investments, Inc.	9.50%	^	10/15/2020	135,000
3,225,000	ONEOK Partners LP	6.13%		02/01/2041	3,340,081
3,450,000	Oracle Corporation	1.20%		10/15/2017	3,354,190
3,625,000	Phillips 66	5.88%		05/01/2042	4,010,164
950,000	PNC Funding Corporation	6.70%		06/10/2019	1,140,513
5,100,000	PNC Funding Corporation	4.38%		08/11/2020	5,443,516
1,350,000	PNC Funding Corporation	3.30%		03/08/2022	1,300,124
100,000	Regal Entertainment Group	5.75%		02/01/2025	95,500
2,555,000	Regency Energy Partners LP	5.50%		04/15/2023	2,535,838
100,000	Revlon Consumer Products Corporation	5.75%	^	02/15/2021	97,875
100,000	Reynolds Group LLC	7.88%		08/15/2019	109,500
100,000	RR Donnelley & Sons Company	7.88%		03/15/2021	102,500
1,625,000	Safway Group Holding LLC	7.00%	^	05/15/2018	1,596,563
110,000	Sally Holdings LLC	5.75%		06/01/2022	112,200
100,000	SBA Telecommunications, Inc.	5.75%	^	07/15/2020	100,625
1,300,000	Sealed Air Corporation	6.50%	^	12/01/2020	1,389,375
100,000	Service Corporation International	6.75%		04/01/2015	105,500
25,000	Service Corporation International	5.38%	^	01/15/2022	25,000
3,027,000	Simon Property Group LP	5.65%		02/01/2020	3,463,136
125,000	Sirius XM Radio, Inc.	4.25%	^	05/15/2020	117,812
4,288,000	Southern Power Company	4.88%		07/15/2015	4,597,559
4,675,000	Southwest Airlines Company	5.13%		03/01/2017	5,044,180
100,000	Spectrum Brands Escrow Corporation	6.63%	^	11/15/2022	105,000
2,855,000	Targa Resources Partners LP	4.25%	^	11/15/2023	2,562,363
4,150,000	Teck Resources Ltd.	5.40%		02/01/2043	3,645,547
100,000	Terex Corporation	6.00%		05/15/2021	100,250
4,025,000	Teva Pharmaceutical Finance Company B.V.	2.95%		12/18/2022	3,778,746
3,446,000	Time Warner Cable, Inc.	5.00%		02/01/2020	3,602,249
4,450,000	Time Warner Cable, Inc.	4.50%		09/15/2042	3,463,315
100,000	Toll Brothers Finance Corporation	5.88%		02/15/2022	105,000
3,600,000	Transocean, Inc.	6.00%		03/15/2018	4,038,484
3,695,000	Tyson Foods, Inc.	4.50%		06/15/2022	3,782,409
100,000	United Rentals, Inc.	8.38%		09/15/2020	108,750
2,625,000	United Technologies Corporation	3.10%		06/01/2022	2,598,062
3,446,000	Valero Energy Corporation	6.13%		02/01/2020	4,009,934
100,000	Viking Cruises Ltd.	8.50%	^	10/15/2022	110,000
7,286,000	Wal-Mart Stores, Inc.	3.25%		10/25/2020	7,543,589
4,675,000	Waste Management, Inc.	6.13%		11/30/2039	5,356,839
5,685,000	WellPoint, Inc.	5.25%		01/15/2016	6,219,026
290,000	WellPoint, Inc.	5.88%		06/15/2017	329,779
6,175,000	Wells Fargo & Company	4.60%		04/01/2021	6,740,006
675,000	Wells Fargo & Company	3.50%		03/08/2022	683,911
3,525,000	Wynn Las Vegas LLC	7.75%		08/15/2020	3,931,785
3,085,000	Xerox Corporation	4.25%		02/15/2015	3,224,152
Total US Corporate Bonds (Cost $333,707,207)					325,631,510

US Government / Agency Mortgage Backed Obligations - 19.7%
2,871,559	Federal Home Loan Mortgage Corporation, Pool G01840	5.00%		07/01/2035	3,077,998
1,990,591	Federal Home Loan Mortgage Corporation, Pool G04817	5.00%		09/01/2038	2,122,515
7,576,350	Federal Home Loan Mortgage Corporation, Pool G06871	6.00%		06/01/2038	8,229,620
10,206,922	Federal Home Loan Mortgage Corporation, Pool G06954	6.00%		05/01/2040	11,072,783
6,131,326	Federal Home Loan Mortgage Corporation, Pool N70081	5.50%		07/01/2038	6,604,238
8,080,731	Federal Home Loan Mortgage Corporation, Pool T60854	3.50%		09/01/2042	8,048,346
1,299,591	Federal Home Loan Mortgage Corporation, Pool U60299	4.00%		11/01/2040	1,366,044
199,761	Federal Home Loan Mortgage Corporation, Series 2692-SC	12.90%	#I/F	07/15/2033	240,552
28,852,919	Federal Home Loan Mortgage Corporation, Series 269-30	3.00%		08/15/2042	28,134,459
5,300,000	Federal Home Loan Mortgage Corporation, Series 2722-PS	9.68%	#I/F	12/15/2033	6,441,439
18,299,028	Federal Home Loan Mortgage Corporation, Series 272-30	3.00%		08/15/2042	17,845,564
394,988	Federal Home Loan Mortgage Corporation, Series 2750-ZT	5.00%		02/15/2034	422,149
720,224	Federal Home Loan Mortgage Corporation, Series 3002-SN	6.31%	#I/F I/O	07/15/2035	130,848
322,341	Federal Home Loan Mortgage Corporation, Series 3045-DI	6.54%	#I/F I/O	10/15/2035	57,250
1,144,002	Federal Home Loan Mortgage Corporation, Series 3116-Z	5.50%		02/15/2036	1,269,139
139,011	Federal Home Loan Mortgage Corporation, Series 3117-ZN	4.50%		02/15/2036	150,792
1,406,293	Federal Home Loan Mortgage Corporation, Series 3203-ZC	5.00%		07/15/2036	1,581,529
489,279	Federal Home Loan Mortgage Corporation, Series 3275-SC	5.89%	#I/F I/O	02/15/2037	61,036
5,319,321	Federal Home Loan Mortgage Corporation, Series 3382-SB	5.81%	#I/F I/O	11/15/2037	321,951
4,261,940	Federal Home Loan Mortgage Corporation, Series 3384-S	6.20%	#I/F I/O	11/15/2037	507,048
4,499,144	Federal Home Loan Mortgage Corporation, Series 3417-SX	5.99%	#I/F I/O	02/15/2038	477,915
550,459	Federal Home Loan Mortgage Corporation, Series 3423-GS	5.46%	#I/F I/O	03/15/2038	53,347
550,459	Federal Home Loan Mortgage Corporation, Series 3423-SG	5.46%	#I/F I/O	03/15/2038	53,347
575,184	Federal Home Loan Mortgage Corporation, Series 3524-LB	5.23%	# I/O	06/15/2038	601,543
1,939,851	Federal Home Loan Mortgage Corporation, Series 3562-WS	4.76%	#I/F I/O	08/15/2039	161,345
1,151,906	Federal Home Loan Mortgage Corporation, Series 3582-SA	5.81%	#I/F I/O	10/15/2049	120,855
1,461,776	Federal Home Loan Mortgage Corporation, Series 3606-CS	6.16%	#I/F I/O	12/15/2039	257,624
840,866	Federal Home Loan Mortgage Corporation, Series 3616-SG	6.16%	#I/F I/O	03/15/2032	139,320
5,320,139	Federal Home Loan Mortgage Corporation, Series 3626-AZ	5.50%		08/15/2036	5,975,011
1,664,451	Federal Home Loan Mortgage Corporation, Series 3666-SC	5.58%	#I/F I/O	05/15/2040	215,221
592,176	Federal Home Loan Mortgage Corporation, Series 3666-VZ	5.50%		08/15/2036	663,155
555,511	Federal Home Loan Mortgage Corporation, Series 3688-CM	4.00%		07/15/2029	568,474
12,175,000	Federal Home Loan Mortgage Corporation, Series 3738-BD	4.00%		10/15/2030	12,811,454
277,671	Federal Home Loan Mortgage Corporation, Series 3745-SY	9.61%	#I/F	10/15/2040	281,225
2,337,282	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	2,349,221
1,400,000	Federal Home Loan Mortgage Corporation, Series 3779-YA	3.50%		12/15/2030	1,422,539
466,695	Federal Home Loan Mortgage Corporation, Series 3780-YS	9.52%	#I/F	12/15/2040	480,298
916,651	Federal Home Loan Mortgage Corporation, Series 3786-SG	9.11%	#I/F	01/15/2041	938,148
197,567	Federal Home Loan Mortgage Corporation, Series 3793-SA	9.42%	#I/F	01/15/2041	200,382
2,202,632	Federal Home Loan Mortgage Corporation, Series 3795-VZ	4.00%		01/15/2041	2,298,707
123,317	Federal Home Loan Mortgage Corporation, Series 3798-SD	9.22%	#I/F	12/15/2040	126,333
122,119	Federal Home Loan Mortgage Corporation, Series 3805-KS	9.11%	#I/F	02/15/2041	124,053
1,704,898	Federal Home Loan Mortgage Corporation, Series 3806-CZ	5.50%		07/15/2034	1,911,689
1,156,635	Federal Home Loan Mortgage Corporation, Series 3808-DB	3.50%		02/15/2031	1,193,382
4,425,375	Federal Home Loan Mortgage Corporation, Series 3818-CZ	4.50%		03/15/2041	4,634,919
2,245,814	Federal Home Loan Mortgage Corporation, Series 3819-ZU	5.50%		07/15/2034	2,493,009
3,736,782	Federal Home Loan Mortgage Corporation, Series 3824-EY	3.50%		03/15/2031	3,857,626
436,697	Federal Home Loan Mortgage Corporation, Series 3828-SW	12.62%	#I/F	02/15/2041	460,101
4,074,724	Federal Home Loan Mortgage Corporation, Series 3863-ZA	5.50%		08/15/2034	4,608,067
8,000,000	Federal Home Loan Mortgage Corporation, Series 3877-EY	4.50%		06/15/2041	8,569,372
3,238,633	Federal Home Loan Mortgage Corporation, Series 3888-ZG	4.00%		07/15/2041	3,339,632
2,381,787	Federal Home Loan Mortgage Corporation, Series 3910-GZ	5.00%		08/15/2041	2,616,194
18,182,900	Federal Home Loan Mortgage Corporation, Series 3967-ZP	4.00%		09/15/2041	19,237,826
5,269,110	Federal Home Loan Mortgage Corporation, Series 3972-AZ	3.50%		12/15/2041	5,274,184
20,814,831	Federal Home Loan Mortgage Corporation, Series 4057-ZA	4.00%		06/15/2042	21,125,877
7,692,066	Federal Home Loan Mortgage Corporation, Series 4096-DZ	3.50%		08/15/2042	7,520,056
1,523,032	Federal Home Loan Mortgage Corporation, Series R003-ZA	5.50%		10/15/2035	1,682,191
317,213	Federal National Mortgage Association, Series 2003-117-KS	6.91%	#I/F I/O	08/25/2033	38,084
3,266,739	Federal National Mortgage Association, Series 2003-92-PZ	5.00%		09/25/2033	3,508,073
500,000	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	540,940
5,000,000	Federal National Mortgage Association, Series 2005-20-QH	5.00%		03/25/2035	5,523,923
1,331,561	Federal National Mortgage Association, Series 2006-101-SA	6.39%	#I/F I/O	10/25/2036	185,055
5,000,000	Federal National Mortgage Association, Series 2006-50-PE	5.00%		06/25/2036	5,636,195
616,649	Federal National Mortgage Association, Series 2006-56-SM	6.56%	#I/F I/O	07/25/2036	102,647
715,607	Federal National Mortgage Association, Series 2007-116-BI	6.06%	#I/F I/O	05/25/2037	92,908
2,021,799	Federal National Mortgage Association, Series 2007-30-OI	6.25%	#I/F I/O	04/25/2037	340,376
5,225,966	Federal National Mortgage Association, Series 2008-14-ZA	5.50%		03/25/2038	5,829,492
443,076	Federal National Mortgage Association, Series 2008-29-ZA	4.50%		04/25/2038	473,006
660,103	Federal National Mortgage Association, Series 2008-62-SC	5.81%	#I/F I/O	07/25/2038	81,332
4,148,278	Federal National Mortgage Association, Series 2009-111-EZ	5.00%		01/25/2040	4,482,575
242,469	Federal National Mortgage Association, Series 2009-111-SE	6.06%	#I/F I/O	01/25/2040	30,266
372,411	Federal National Mortgage Association, Series 2009-16-MZ	5.00%		03/25/2029	405,205
633,743	Federal National Mortgage Association, Series 2009-48-WS	5.76%	#I/F I/O	07/25/2039	61,336
3,377,905	Federal National Mortgage Association, Series 2009-62-PS	5.91%	#I/F I/O	08/25/2039	345,435
3,550,352	Federal National Mortgage Association, Series 2009-77-ZA	4.50%		10/25/2039	3,844,502
1,629,887	Federal National Mortgage Association, Series 2009-83-Z	4.50%		10/25/2039	1,732,561
301,858	Federal National Mortgage Association, Series 2010-101-ZH	4.50%		07/25/2040	310,597
55,491	Federal National Mortgage Association, Series 2010-109-BS	52.87%	#I/F	10/25/2040	191,586
1,674,111	Federal National Mortgage Association, Series 2010-112-ZA	4.00%		10/25/2040	1,747,346
884,958	Federal National Mortgage Association, Series 2010-121-SD	4.31%	#I/F I/O	10/25/2040	75,082
29,336	Federal National Mortgage Association, Series 2010-137-VS	14.42%	#I/F	12/25/2040	36,677
2,209,974	Federal National Mortgage Association, Series 2010-150-ZA	4.00%		01/25/2041	2,319,837
717,652	Federal National Mortgage Association, Series 2010-31-SA	4.81%	#I/F I/O	04/25/2040	73,032
458,358	Federal National Mortgage Association, Series 2010-34-PS	4.74%	#I/F I/O	04/25/2040	53,458
724,076	Federal National Mortgage Association, Series 2010-35-SP	6.16%	#I/F I/O	04/25/2050	71,037
465,197	Federal National Mortgage Association, Series 2010-35-SV	6.26%	#I/F I/O	04/25/2040	47,929
10,189,237	Federal National Mortgage Association, Series 2010-37-MY	4.50%		04/25/2040	10,895,662
833,281	Federal National Mortgage Association, Series 2010-59-PS	6.26%	#I/F I/O	03/25/2039	113,410
971,788	Federal National Mortgage Association, Series 2010-59-SC	4.81%	#I/F I/O	01/25/2040	100,198
8,164,182	Federal National Mortgage Association, Series 2010-60-VZ	5.00%		10/25/2039	8,750,958
349,894	Federal National Mortgage Association, Series 2010-64-EZ	5.00%		06/25/2040	382,210
1,981,753	Federal National Mortgage Association, Series 2010-7-PE	5.00%		02/25/2040	2,114,372
1,322,460	Federal National Mortgage Association, Series 2010-90-GS	5.81%	#I/F I/O	08/25/2040	119,150
57,791	Federal National Mortgage Association, Series 2010-99-SG	24.03%	#I/F	09/25/2040	96,746
6,469,209	Federal National Mortgage Association, Series 2011-141-PZ	4.00%		01/25/2042	6,630,309
13,830,481	Federal National Mortgage Association, Series 2011-18-UZ	4.00%		03/25/2041	14,518,036
1,533,918	Federal National Mortgage Association, Series 2011-25-KY	3.00%		04/25/2026	1,571,813
1,000,000	Federal National Mortgage Association, Series 2011-29-AL	3.50%		04/25/2031	1,024,544
6,855,127	Federal National Mortgage Association, Series 2011-59-MA	4.50%		07/25/2041	7,412,123
9,748,287	Federal National Mortgage Association, Series 2011-63-ZE	4.00%		08/25/2038	10,206,222
2,221,812	Federal National Mortgage Association, Series 2011-72-LZ	5.50%		04/25/2037	2,519,487
1,050,872	Federal National Mortgage Association, Series 2011-88-SB	8.91%	#I/F	09/25/2041	1,073,360
19,332,698	Federal National Mortgage Association, Series 2012-144-PT	4.46%	#	11/25/2049	20,642,062
1,188,618	Federal National Mortgage Association, Series 400-S4	5.26%	#I/F I/O	11/25/2039	152,228
555,782	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	601,339
475,461	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	513,539
3,713,224	Federal National Mortgage Association Pass-Thru, Pool 735383	5.00%		04/01/2035	4,010,603
1,973,632	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	2,134,847
2,905,575	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	3,136,538
2,969,730	Federal National Mortgage Association Pass-Thru, Pool 889509	6.00%		05/01/2038	3,227,808
3,480,377	Federal National Mortgage Association Pass-Thru, Pool 890385	6.00%		12/01/2039	3,782,831
492,674	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%		05/01/2039	526,461
6,760,688	Federal National Mortgage Association Pass-Thru, Pool 995023	5.50%		08/01/2037	7,374,440
3,437,782	Federal National Mortgage Association Pass-Thru, Pool 995112	5.50%		07/01/2036	3,769,743
3,187,380	Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%		07/01/2035	3,447,581
2,164,211	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%		01/01/2031	2,258,889
209,441	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%		09/01/2035	215,147
70,221	Federal National Mortgage Association Pass-Thru, Pool AC1032	5.00%		06/01/2040	73,691
52,019	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%		06/01/2030	55,140
3,298,661	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%		02/01/2031	3,442,274
1,910,982	Federal National Mortgage Association Pass-Thru, Pool AL1691	6.00%		06/01/2041	2,079,814
5,063,923	Federal National Mortgage Association Pass-Thru, Pool AL1745	6.00%		03/01/2040	5,503,993
2,100,514	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%		12/01/2029	2,226,307
291,828	Federal National Mortgage Association Pass-Thru, Pool MA0282	5.00%		12/01/2039	328,330
1,601,948	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%		03/01/2030	1,702,681
170,694	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%		07/01/2040	179,126
1,787,780	Federal National Mortgage Association Pass-Thru, Pool MA1068	3.50%		05/01/2042	1,797,644
12,437,759	Federal National Mortgage Association Pass-Thru, Pool MA1179	3.50%		09/01/2042	12,506,837
1,687,955	Government National Mortgage Association, Pool 752494	5.50%		09/20/2039	1,848,028
271,875	Government National Mortgage Association, Series 2003-67-SP	6.91%	#I/F I/O	08/20/2033	85,863
565,512	Government National Mortgage Association, Series 2008-82-SM	5.86%	#I/F I/O	09/20/2038	74,888
7,712,959	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	8,182,335
4,204,559	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	4,572,377
4,142,077	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	4,490,390
4,823,042	Government National Mortgage Association, Series 2009-75-HZ	5.00%		09/20/2039	5,385,753
148,071	Government National Mortgage Association, Series 2010-25-ZB	4.50%		02/16/2040	147,021
6,638,062	Government National Mortgage Association, Series 2011-45-GZ	4.50%		03/20/2041	7,259,634
10,980,926	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	12,013,133
Total US Government / Agency Mortgage Backed Obligations (Cost $441,979,319)					451,987,349

US Government Bonds and Notes - 14.7%
17,600,000	United States Treasury Bonds	4.25%		05/15/2039	20,240,000
30,700,000	United States Treasury Bonds	3.75%		08/15/2041	32,419,691
13,500,000	United States Treasury Notes	0.13%		08/31/2013	13,501,580
43,000,000	United States Treasury Notes	0.13%		09/30/2013	43,005,891
28,800,000	United States Treasury Notes	0.25%		10/31/2013	28,816,301
48,100,000	United States Treasury Notes	2.38%		05/31/2018	50,437,371
45,900,000	United States Treasury Notes	1.50%		08/31/2018	46,036,277
19,800,000	United States Treasury Notes	1.00%		08/31/2019	18,961,589
40,000,000	United States Treasury Notes	1.75%		05/15/2022	38,148,440
48,300,000	United States Treasury Notes	1.63%		08/15/2022	45,322,740
Total US Government Bonds and Notes (Cost $349,008,360)					336,889,880

Affiliated Mutual Funds - 5.6%(a)
12,739,865	DoubleLine Floating Rate Fund				128,163,041
Total Affiliated Mutual Funds (Cost $128,211,000)					128,163,041

Short Term Investments - 1.1%
24,219,916	Fidelity Institutional Government Portfolio	0.01%	♦		24,219,916
Total Short Term Investments (Cost $24,219,916)					24,219,916

Total Investments - 97.4% (Cost $2,234,094,613)					2,229,037,932
Other Assets in Excess of Liabilities - 2.6%					59,233,688
NET ASSETS - 100.0%					$2,288,271,620

#	Variable rate security. Rate disclosed as of June 30, 2013.
^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund's Board of Trustees.  As of June 30, 2013, the value of these securities amounted to $351,198,632 or 15.3% of net assets.

I/O	Interest only security
I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates
♦	Seven-day yield as of June 30, 2013.
(a)	Institutional class shares held at each Fund

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows+:

Tax Cost of Investments		$2,236,894,130
Gross Tax Unrealized Appreciation		41,621,009
Gross Tax Unrealized Depreciation		(49,477,207)
Net Tax Unrealized Appreciation (Depreciation)		$(7,856,198)

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Country Breakdown as a % of Net Assets:

United States	80.7%
Chile	2.4%
Russia	2.3%
Brazil	2.2%
Peru	2.0%
Colombia	1.8%
Mexico	1.3%
Britain	0.6%
Turkey	0.5%
Dominican Republic	0.4%
Malaysia	0.4%
Supranational	0.3%
Australia	0.3%
Jamaica	0.3%
South Korea	0.3%
Panama	0.3%
Guatemala	0.3%
Costa Rica	0.2%
Netherlands	0.2%
France	0.1%
India	0.1%
Indonesia	0.1%
Qatar	0.1%
Abu Dhabi	0.1%
Thailand	0.1%
Argentina	0.0%
China	0.0%
Paraguay	0.0%
Luxembourg	0.0%
Other Assets And Liabilities	2.6%
100.0%

DoubleLine Emerging Markets Fixed Income Fund
Schedule of Investments
June 30, 2013 (Unaudited)

Principal Amount/Shares	Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 97.8%
Abu Dhabi - 0.8%
5,000,000	Dolphin Energy Ltd.	5.50%	^	12/15/2021	5,412,500
					5,412,500
Argentina - 0.3%
2,200,000	WPE International Cooperatief U.A.	10.38%		09/30/2020	1,738,000
					1,738,000
Brazil - 16.0%
2,200,000	Andrade Gutierrez International S.A.	4.00%	^	04/30/2018	2,073,500
500,000	Banco Bradesco S.A.	5.75%	^	03/01/2022	500,000
7,000,000	Banco do Brasil S.A.	8.50%	#	10/20/2020	7,595,000
1,500,000	Banco do Brasil S.A.	5.88%		01/19/2023	1,451,250
4,400,000	BFF International Ltd.	7.25%		01/28/2020	4,866,400
6,800,000	Cielo S.A.	3.75%		11/16/2022	5,984,000
2,100,000	Cosan Luxembourg S.A.	5.00%	^	03/14/2023	2,000,250
1,076,000	CSN Islands Corporation	10.00%		01/15/2015	1,178,220
7,820,000	Embraer Overseas Ltd.	6.38%		01/24/2017	8,523,800
8,600,000	ESAL GmbH	6.25%	^	02/05/2023	7,894,800
9,305,000	Globo Communicacao e Participacoes S.A.	6.25%	#	07/20/2015	9,584,150
1,600,000	Globo Communicacao e Participacoes S.A.	5.31%	# ^	05/11/2022	1,660,000
4,000,000	Globo Communicacao e Participacoes S.A.	5.31%	#	05/11/2022	4,150,000
2,000,000	Itau Unibanco Holding S.A.	5.65%		03/19/2022	1,945,000
2,000,000	Itau Unibanco Holding S.A.	5.50%		08/06/2022	1,920,000
1,500,000	JBS LLC	7.25%		06/01/2021	1,507,500
1,900,000	LPG International, Inc.	7.25%		12/20/2015	2,075,750
8,100,000	Minerva Luxembourg S.A.	7.75%	^	01/31/2023	8,079,750
500,000	Minerva Luxembourg S.A.	7.75%		01/31/2023	498,750
4,650,000	NET Servicos de Comunicacao S.A.	7.50%		01/27/2020	5,091,750
11,000,000	OAS Financial Ltd.	8.88%	# ^	04/25/2018	10,532,499
3,500,000	Raizen Fuels Finance Ltd.	9.50%		08/15/2014	3,748,500
13,700,000	Samarco Mineracao S.A.	4.13%	^	11/01/2022	12,295,750
4,325,000	Samarco Mineracao S.A.	4.13%		11/01/2022	3,881,688
					109,038,307
Chile - 15.7%
1,615,000	AES Gener S.A.	7.50%		03/25/2014	1,675,563
2,000,000	Banco de Chile	6.25%		06/15/2016	2,173,770
6,000,000	Banco de Credito e Inversiones	3.00%	^	09/13/2017	5,895,816
1,300,000	Banco de Credito e Inversiones	3.00%		09/13/2017	1,277,427
3,500,000	Celulosa Arauco y Constitucion S.A.	5.00%		01/21/2021	3,572,776
7,605,000	Celulosa Arauco y Constitucion S.A.	4.75%		01/11/2022	7,591,289
15,700,000	Cencosud S.A.	4.88%	^	01/20/2023	15,469,083
2,000,000	CFR International S.A.	5.13%	^	12/06/2022	1,964,958
21,400,000	Corpbanca S.A.	3.13%		01/15/2018	20,385,725
8,200,000	CorpGroup Banking S.A.	6.75%	^	03/15/2023	8,298,588
1,000,000	Inversiones CMPC S.A.	4.75%	^	01/19/2018	1,056,539
3,900,000	Inversiones CMPC S.A.	6.13%		11/05/2019	4,262,532
4,900,000	Inversiones CMPC S.A.	4.50%	^	04/25/2022	4,755,283
2,800,000	Inversiones CMPC S.A.	4.50%		04/25/2022	2,717,305
3,600,000	Inversiones CMPC S.A.	4.38%	^	05/15/2023	3,454,650
5,000,000	SACI Falabella	3.75%	^	04/30/2023	4,600,000
5,000,000	SMU S.A.	7.75%	^	02/08/2020	4,550,000
740,000	Sociedad Quimica y Minera S.A.	6.13%		04/15/2016	799,782
13,000,000	Tanner Servicios Financieros S.A.	4.38%	^	03/13/2018	12,317,500
					106,818,586
China - 0.2%
1,500,000	CNPC General Capital Ltd.	3.40%	^	04/16/2023	1,380,204
					1,380,204
Colombia - 11.2%
2,600,000	Banco Davivienda S.A.	2.95%	^	01/29/2018	2,463,500
1,800,000	Banco Davivienda S.A.	2.95%		01/29/2018	1,705,500
2,200,000	Banco de Bogota S.A.	5.00%	^	01/15/2017	2,282,500
1,760,000	Banco de Bogota S.A.	5.00%		01/15/2017	1,826,000
6,000,000	Banco de Bogota S.A.	5.38%	^	02/19/2023	5,880,000
4,400,000	Banco GNB Sudameris S.A.	3.88%	^	05/02/2018	4,191,000
4,950,000	Bancolombia S.A.	4.25%		01/12/2016	5,098,500
600,000	Bancolombia S.A.	5.95%		06/03/2021	640,500
1,100,000	Grupo Aval Ltd.	5.25%	^	02/01/2017	1,141,250
5,900,000	Grupo Aval Ltd.	5.25%		02/01/2017	6,121,250
12,000,000	Grupo Aval Ltd.	4.75%	^	09/26/2022	11,310,000
200,000	Grupo Aval Ltd.	4.75%		09/26/2022	188,500
6,314,000	Pacific Rubiales Energy Corporation	7.25%	^	12/12/2021	6,708,625
15,093,000	Pacific Rubiales Energy Corporation	7.25%		12/12/2021	16,036,313
10,576,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	10,972,600
					76,566,038
Costa Rica - 1.7%
6,000,000	Instituto Costarricense de Electricidad	6.95%	^	11/10/2021	6,345,000
4,775,000	Instituto Costarricense de Electricidad	6.95%		11/10/2021	5,049,563
					11,394,563
Dominican Republic - 3.8%
1,600,000	AES Andres Dominicana Ltd.	9.50%	^	11/12/2020	1,696,000
11,463,000	AES Andres Dominicana Ltd.	9.50%		11/12/2020	12,150,780
3,000,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	3,015,000
9,050,000	EGE Haina Finance Company	9.50%		04/26/2017	9,344,125
					26,205,905
Guatemala - 1.5%
5,900,000	Industrial Senior Trust	5.50%	^	11/01/2022	5,575,500
5,100,000	Industrial Senior Trust	5.50%		11/01/2022	4,819,500
					10,395,000
India - 1.2%
1,250,000	Reliance Holdings USA, Inc.	5.40%	^	02/14/2022	1,272,035
500,000	Reliance Industries Ltd.	8.25%		01/15/2027	606,871
2,100,000	Vedanta Resources PLC	8.25%		06/07/2021	2,124,938
4,400,000	Vedanta Resources PLC	7.13%	^	05/31/2023	4,169,000
					8,172,844
Indonesia - 1.6%
11,857,000	Freeport-McMoRan Copper & Gold, Inc.	3.55%		03/01/2022	10,790,024
					10,790,024
Jamaica - 0.9%
2,700,000	Digicel Ltd.	7.00%		02/15/2020	2,740,500
3,600,000	Digicel Ltd.	6.00%	^	04/15/2021	3,411,000
					6,151,500
Malaysia - 3.1%
3,300,000	Axiata SPV1 Labuan Ltd.	5.38%		04/28/2020	3,580,586
12,300,000	IOI Investment BHD	4.38%		06/27/2022	11,505,592
6,330,000	Malayan Banking BHD	3.25%	#	09/20/2022	6,143,822
					21,230,000
Mexico - 7.4%
3,300,000	Alpek S.A. de C.V.	4.50%	^	11/20/2022	3,184,500
5,900,000	Banco Mercantil del Norte	6.86%	#	10/13/2021	6,179,660
2,500,000	BBVA Bancomer S.A.	6.50%		03/10/2021	2,637,500
4,900,000	Cemex Espana	9.25%		05/12/2020	5,194,000
1,100,000	Cemex S.A.B. de C.V.	9.00%		01/11/2018	1,160,500
5,100,000	Cemex S.A.B. de C.V.	5.88%	^	03/25/2019	4,959,750
2,859,000	Gruma S.A.B. de C.V.	7.75%		09/03/2049	2,866,148
6,000,000	Grupo KUO S.A.B. de C.V.	6.25%	^	12/04/2022	6,157,500
4,800,000	Grupo KUO S.A.B. de C.V.	6.25%		12/04/2022	4,926,000
1,745,000	Ixe Banco S.A.	9.25%		10/14/2020	2,068,924
525,000	Ixe Banco S.A.	9.75%		02/26/2049	523,735
8,600,000	Mexichem S.A.B. de C.V.	4.88%	^	09/19/2022	8,664,500
36,000	Pemex Project Funding Master Trust	5.75%		12/15/2015	38,565
1,500,000	Petroleos Mexicanos	3.50%		01/30/2023	1,391,250
500,000	TV Azteca S.A.B. de C.V.	7.50%		05/25/2018	527,500
					50,480,032
Panama - 1.5%
10,400,000	Global Bank Corporation	4.75%		10/05/2017	10,426,000
					10,426,000
Paraguay - 0.1%
400,000	Telefonica Celular del Paraguay S.A.	6.75%	^	12/13/2022	416,000
					416,000
Peru - 12.6%
1,720,000	Banco de Credito del Peru	4.75%		03/16/2016	1,786,564
1,050,000	Banco de Credito del Peru	4.25%	^	04/01/2023	973,875
3,000,000	Banco de Credito del Peru	4.25%		04/01/2023	2,782,500
2,000,000	Banco de Credito del Peru	6.13%	# ^	04/24/2027	2,035,000
3,135,000	Banco de Credito del Peru	9.75%	#	11/06/2069	3,652,275
2,033,000	Banco Internacional del Peru S.A.A.	5.75%		10/07/2020	2,083,825
1,773,000	Banco Internacional del Peru S.A.A.	8.50%	#	04/23/2070	1,952,516
1,500,000	BBVA Banco Continental S.A.	5.00%		08/26/2022	1,466,250
2,500,000	Cementos Pacasmayo S.A.A.	4.50%		02/08/2023	2,327,500
7,483,000	Cia Minera Milpo S.A.A.	4.63%	^	03/28/2023	6,846,945
1,000,000	Corporacion Lindley S.A.	6.75%	^	11/23/2021	1,092,500
2,655,000	Corporacion Lindley S.A.	6.75%		11/23/2021	2,900,588
1,500,000	Corporacion Lindley S.A.	4.63%	^	04/12/2023	1,458,750
1,700,000	Corporacion Pesquera Inca S.A.C.	9.00%	^	02/10/2017	1,802,000
6,305,000	Corporacion Pesquera Inca S.A.C.	9.00%		02/10/2017	6,683,300
2,250,000	El Fondo Mivivienda S.A.A.	3.50%	^	01/31/2023	2,013,750
3,600,000	Ferreycorp S.A.A.	4.88%	^	04/26/2020	3,393,000
5,817,231	IIRSA Norte Finance Ltd.	8.75%		05/30/2024	6,864,333
600,000	Inkia Energy Ltd.	8.38%	^	04/04/2021	642,000
1,900,000	Inkia Energy Ltd.	8.38%		04/04/2021	2,033,000
1,250,000	Intercorp Retail Trust	8.88%	^	11/14/2018	1,350,000
4,100,000	Pesquera Exalmar S.A.A.	7.38%	^	01/31/2020	3,833,500
2,730,000	Pesquera Exalmar S.A.A.	7.38%		01/31/2020	2,552,550
10,500,000	Scotiabank Peru S.A.	4.50%	# ^	12/13/2027	9,476,250
7,500,000	Scotiabank Peru S.A.	4.50%	#	12/13/2027	6,768,750
750,000	Southern Copper Corporation	6.75%		04/16/2040	744,906
8,000,000	Southern Copper Corporation	5.25%		11/08/2042	6,604,632
					86,121,059
Qatar - 0.8%
4,775,000	Ras Laffan Liquefied Natural Gas Company	5.84%		09/30/2027	5,419,625
					5,419,625
Russia - 13.6%
500,000	Alfa Bond Issuance	7.50%		09/26/2019	512,500
1,000,000	Alfa MTN Issuance Ltd.	8.00%		03/18/2015	1,065,000
200,000	Bank of Moscow	6.02%	#	05/10/2017	201,200
2,000,000	Gaz Capital S.A.	4.95%		05/23/2016	2,081,660
1,400,000	Gaz Capital S.A.	4.95%		02/06/2028	1,211,000
500,000	Gazprombank OJSC	5.63%		05/17/2017	517,900
2,885,000	Industry & Construction Bank	5.01%	#	09/29/2015	2,939,094
8,000,000	Lukoil International Finance B.V.	4.56%		04/24/2023	7,460,000
5,700,000	Novatek Finance Ltd.	5.33%		02/03/2016	5,999,250
5,000,000	Phosagro Bond Funding Ltd.	4.20%	^	02/13/2018	4,937,500
3,700,000	Phosagro Bond Funding Ltd.	4.20%		02/13/2018	3,653,750
12,500,000	Polyus Gold International Ltd.	5.63%	^	04/29/2020	12,156,250
13,100,000	Sibur Securities Ltd.	3.91%	^	01/31/2018	12,183,000
14,600,000	Steel Funding Ltd.	4.45%	^	02/19/2018	13,651,000
5,000,000	Steel Funding Ltd.	4.95%		09/26/2019	4,662,500
2,200,000	VimpelCom Holdings B.V.	5.20%	^	02/13/2019	2,156,000
8,100,000	VimpelCom Holdings B.V.	5.95%	^	02/13/2023	7,614,000
8,800,000	VTB Capital S.A.	6.88%		05/29/2018	9,349,999
500,000	VTB Capital S.A.	6.95%		10/17/2022	510,000
					92,861,603
Singapore - 0.1%
500,000	DBS Bank Ltd.	3.63%	# ^	09/21/2022	501,859
					501,859
Thailand - 0.4%
3,000,000	PTT Public Company Ltd.	3.38%		10/25/2022	2,737,311
					2,737,311
Turkey - 3.3%
5,700,000	Anadolu Efes Biracilik ve Malt Sanayii A.S.	3.38%	^	11/01/2022	4,930,500
18,600,000	Tupras Turkiye Petrol Rafinerileri A.S.	4.13%	^	05/02/2018	17,716,500
					22,647,000
Total Foreign Corporate Bonds (Cost $690,055,423)					666,903,960

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 0.3%
Colombia - 0.2%
1,250,000	Colombia Government International Bond	8.70%		02/15/2016	1,462,425
					1,462,425
Malaysia - 0.1%
500,000	Wakala Global Sukuk BHD	4.65%		07/06/2021	526,954
					526,954
Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $1,993,050)					1,989,379

Short Term Investments - 1.0%
7,162,510	Fidelity Institutional Government Portfolio	0.01%	♦		7,162,510
Total Short Term Investments (Cost $7,162,510)					7,162,510

Total Investments - 99.1% (Cost $699,210,983)					676,055,849
Other Assets in Excess of Liabilities - 0.9%					6,446,088
NET ASSETS - 100.0%					$682,501,937

# Variable rate security. Rate disclosed as of June 30, 2013.
^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund's Board of Trustees.  As of June 30, 2013, the value of these securities amounted to $304,783,509 or 44.7% of net assets.

♦ Seven-day yield as of June 30, 2013.

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows+:

Tax Cost of Investments	$699,278,886
Gross Tax Unrealized Appreciation	4,229,786
Gross Tax Unrealized Depreciation	(27,452,823)
Net Tax Unrealized Appreciation (Depreciation)	$(23,223,037)

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

DoubleLine Multi-Asset Growth Fund
Schedule of Investments
June 30, 2013 (Unaudited)

Principal Amount/Shares	Security Description	Rate		Maturity	Value $
Collateralized Loan Obligations - 1.9%
1,000,000	Brookside Mill Ltd., Series 2013-1A-E	4.62%	# ^	04/17/2025	904,428
1,000,000	Brookside Mill Ltd., Series 2013-1A-SUB	12.86%	# ^@	04/17/2025	975,000
1,000,000	Cent LP, Series 2013-18A-D	3.83%	# ^	07/23/2025	943,948
1,000,000	Cent LP, Series 2013-18A-E	4.88%	# ^	07/23/2025	890,936
1,000,000	Cent LP, Series 2013-18A-SUB	18.43%	# ^@	07/23/2025	930,000
Total Collateralized Loan Obligations (Cost $4,684,991)					4,644,312

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 4.1%
10,000,000	Venezuela Government International Bond	10.75%		09/19/2013	10,075,000
Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $10,121,816)					10,075,000

Non-Agency Commercial Mortgage Backed Obligations - 0.0%
5,874	Bear Stearns Commercial Mortgage Securities, Inc., Series 2002-TOP8-A2	4.83%		08/15/2038	5,873
19,278,132	Morgan Stanley Capital, Inc., Series 2005-HQ6-X2	0.65%	# I/O	08/13/2042	11,104
Total Non-Agency Commercial Mortgage Backed Obligations (Cost $171,833)					16,977

Non-Agency Residential Collateralized Mortgage Obligations - 6.8%
374,406	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	3.22%	#	03/25/2036	289,800
668,282	Banc of America Alternative Loan Trust, Series 2006-7-A4	6.00%	#	10/25/2036	518,442
74,591	BCAP LLC Trust, Series 2007-AA2-2A5	6.00%		04/25/2037	65,931
2,671,906	BCAP LLC Trust, Series 2009-RR4-1A2	3.11%	# ^	06/26/2037	1,096,319
106,000	BCAP LLC Trust, Series 2010-RR6-1A20	6.86%	# ^	08/26/2022	111,084
1,384,261	Chase Mortgage Finance Corporation, Series 2007-A1-12A3	5.01%	#	03/25/2037	1,140,384
380,045	Chaseflex Trust, Series 2007-M1-2F4	5.07%	#	08/25/2037	299,998
195,758	Citicorp Mortgage Securities, Inc., Series 2007-2-3A1	5.50%		02/25/2037	191,330
357,888	Citigroup Mortgage Loan Trust, Inc., Series 2009-7-2A2	5.50%	^	10/25/2021	350,968
485,240	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A11	6.00%		06/25/2037	406,873
169,035	Countrywide Alternative Loan Trust, Series 2006-32CB-A16	5.50%		11/25/2036	143,817
1,127,164	Countrywide Alternative Loan Trust, Series 2006-J1-1A13	5.50%		02/25/2036	1,000,581
924,721	Countrywide Alternative Loan Trust, Series 2006-J1-2A1	7.00%		02/25/2036	434,227
37,849	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10	29.01%	#I/F	08/25/2037	60,690
26,573	Countrywide Alternative Loan Trust, Series 2007-21CB-2A2	27.63%	#I/F	09/25/2037	42,796
792,844	Countrywide Asset-Backed Certificates, Series 2006-2-2A2	0.38%	#	06/25/2036	760,933
507,445	Countrywide Home Loans, Series 2007-10-A5	6.00%		07/25/2037	451,880
25,408	Countrywide Home Loans, Series 2007-4-1A5	6.50%		05/25/2037	22,831
304,262	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-1A3	5.25%		09/25/2035	298,161
809,406	Credit Suisse Mortgage Capital Certificates, Series 2006-2-6A8	5.75%		03/25/2036	751,752
56,995	Credit Suisse Mortgage Capital Certificates, Series 2006-9-4A1	6.00%		11/25/2036	57,272
456,459	Credit Suisse Mortgage Capital Certificates, Series 2010-7R-4A17	7.38%	# ^	04/26/2037	404,324
284,372	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1	11.85%	# ^I/F	04/15/2036	304,880
391,114	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4	11.85%	# ^I/F	04/15/2036	472,410
93,444	First Horizon Alternative Mortgage Securities, Series 2007-FA2-1A3	6.00%		04/25/2037	75,207
1,000,000	GSAA Home Equity Trust, Series 2006-15-AF3B	5.93%	#	09/25/2036	188,089
302,445	GSR Mortgage Loan Trust, Series 2006-2F-2A20	10.91%	#I/F	02/25/2036	328,817
59,073	JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	51,813
911,716	JP Morgan Alternative Loan Trust, Series 2006-S1-1A3	5.50%		03/25/2036	761,461
200,000	JP Morgan Mortgage Acquisition Corporation, Series 2006-CH2-AF3	5.38%	#	10/25/2036	153,784
297,000	Lavender Trust, Series 2010-R12A-A3	6.00%	^	06/26/2037	309,610
152,890	Lehman Mortgage Trust, Series 2006-4-1A3	5.21%	#I/F I/O	08/25/2036	25,181
9,555	Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	8,139
85,604	Lehman Mortgage Trust, Series 2007-5-11A1	5.65%	#	06/25/2037	60,953
320,000	Lehman XS Trust, Series 2005-1-3A3A	5.11%	#	07/25/2035	272,872
413,780	Long Beach Mortgage Loan Trust, Series 2005-WL2-M1	0.66%	#	08/25/2035	400,943
507,350	MASTR Resecuritization Trust, Series 2008-4-A1	6.00%	# ^	06/27/2036	459,361
482,606	Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	376,110
405,019	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	345,060
7,208	Residential Accredit Loans, Inc., Series 2006-QS13-1A8	6.00%		09/25/2036	5,581
403,504	Residential Accredit Loans, Inc., Series 2006-QS2-1A4	5.50%		02/25/2036	327,408
81,607	Residential Accredit Loans, Inc., Series 2006-QS7-A4	0.59%	#	06/25/2036	46,126
244,820	Residential Accredit Loans, Inc., Series 2006-QS7-A5	5.41%	#I/F I/O	06/25/2036	46,716
155,553	Residential Accredit Loans, Inc., Series 2006-QS8-A4	0.64%	#	08/25/2036	96,024
466,659	Residential Accredit Loans, Inc., Series 2006-QS8-A5	5.36%	#I/F I/O	08/25/2036	74,902
441,611	Residential Asset Mortgage Products, Inc., Series 2004-RS2-MII1	1.06%	#	02/25/2034	411,009
2,743	Residential Asset Mortgage Products, Inc., Series 2004-RS9-AI4	4.77%	#	10/25/2032	2,653
35,000	Residential Asset Securitization Trust, Series 2005-A12-A12	5.50%		11/25/2035	31,244
916,577	Residential Asset Securitization Trust, Series 2006-A16-1A3	6.00%		02/25/2037	732,051
678,135	Residential Asset Securitization Trust, Series 2007-A1-A8	6.00%		03/25/2037	508,224
723,173	Residential Asset Securitization Trust, Series 2007-A5-2A5	6.00%		05/25/2037	661,721
399,011	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A6	5.77%	#	10/25/2036	293,868
Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $15,656,994)					16,732,610

US Government / Agency Mortgage Backed Obligations - 3.8%
963,978	Federal Home Loan Mortgage Corporation, Series 2890-ZA	5.00%		11/15/2034	1,049,022
146,105	Federal Home Loan Mortgage Corporation, Series 3261-SA	6.24%	#I/F I/O	01/15/2037	24,900
208,698	Federal Home Loan Mortgage Corporation, Series 3317-DS	14.52%	#I/F	05/15/2037	258,517
308,451	Federal Home Loan Mortgage Corporation, Series 3355-BI	5.86%	#I/F I/O	08/15/2037	44,613
399,557	Federal Home Loan Mortgage Corporation, Series 3384-S	6.20%	#I/F I/O	11/15/2037	47,536
682,208	Federal Home Loan Mortgage Corporation, Series 3384-SG	6.12%	#I/F I/O	08/15/2036	65,778
418,525	Federal Home Loan Mortgage Corporation, Series 3417-SX	5.99%	#I/F I/O	02/15/2038	44,457
688,073	Federal Home Loan Mortgage Corporation, Series 3423-GS	5.46%	#I/F I/O	03/15/2038	66,683
7,002,865	Federal Home Loan Mortgage Corporation, Series 3423-TG	0.35%	#I/F I/O	03/15/2038	60,442
801,486	Federal Home Loan Mortgage Corporation, Series 3500-SA	5.33%	#I/F I/O	01/15/2039	75,751
783,342	Federal Home Loan Mortgage Corporation, Series 3523-SM	5.81%	#I/F I/O	04/15/2039	96,448
193,985	Federal Home Loan Mortgage Corporation, Series 3562-WS	4.76%	#I/F I/O	08/15/2039	16,134
500,000	Federal Home Loan Mortgage Corporation, Series 3641-TB	4.50%		03/15/2040	532,819
667,150	Federal Home Loan Mortgage Corporation, Series 3728-SV	4.26%	#I/F I/O	09/15/2040	72,762
710,429	Federal Home Loan Mortgage Corporation, Series 3758-S	5.84%	#I/F I/O	11/15/2040	96,177
73,321	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	73,695
43,959	Federal Home Loan Mortgage Corporation, Series 3780-YS	9.52%	#I/F	12/15/2040	45,240
10,976	Federal Home Loan Mortgage Corporation, Series 3793-SB	10.02%	#I/F	01/15/2041	10,998
792,774	Federal Home Loan Mortgage Corporation, Series 3815-ST	5.66%	#I/F I/O	02/15/2041	100,268
379,092	Federal Home Loan Mortgage Corporation, Series 3900-SB	5.78%	#I/F I/O	07/15/2041	35,975
359,019	Federal Home Loan Mortgage Corporation, Series 3923-CZ	5.00%		09/15/2041	404,114
526,911	Federal Home Loan Mortgage Corporation, Series 3972-AZ	3.50%		12/15/2041	527,418
1,058,203	Federal Home Loan Mortgage Corporation, Series 3982-TZ	4.00%		01/15/2042	1,019,574
277,409	Federal National Mortgage Association, Series 2006-101-SA	6.39%	#I/F I/O	10/25/2036	38,553
138,728	Federal National Mortgage Association, Series 2006-123-LI	6.13%	#I/F I/O	01/25/2037	26,623
987,728	Federal National Mortgage Association, Series 2007-39-AI	5.93%	#I/F I/O	05/25/2037	186,094
562,137	Federal National Mortgage Association, Series 2007-57-SX	6.43%	#I/F I/O	10/25/2036	82,930
39,950	Federal National Mortgage Association, Series 2009-49-S	6.56%	#I/F I/O	07/25/2039	6,669
803,453	Federal National Mortgage Association, Series 2009-86-CI	5.61%	#I/F I/O	09/25/2036	103,018
566,556	Federal National Mortgage Association, Series 2009-90-IA	5.56%	#I/F I/O	03/25/2037	66,162
523,069	Federal National Mortgage Association, Series 2009-90-IB	5.53%	#I/F I/O	04/25/2037	48,161
886,873	Federal National Mortgage Association, Series 2010-39-SL	5.48%	#I/F I/O	05/25/2040	115,539
701,708	Federal National Mortgage Association, Series 2011-5-PS	6.21%	#I/F I/O	11/25/2040	70,893
314,304	Federal National Mortgage Association, Series 2012-30-DZ	4.00%		04/25/2042	328,400
1,002,500	Federal National Mortgage Association, Series 2013-53-ZC	3.00%		06/25/2043	826,533
1,000,000	Federal National Mortgage Association, Series 2013-55-KS	5.71%	#I/F	06/25/2043	899,186
936,218	Federal National Mortgage Association, Series 2013-55-VZ	3.00%		06/25/2043	785,462
92,397	Government National Mortgage Association, Series 2009-6-SM	5.76%	#I/F I/O	02/20/2038	14,059
22,806	Government National Mortgage Association, Series 2011-12-PO	0.00%	P/O	12/20/2040	21,520
8,574	Government National Mortgage Association, Series 2011-14-SM	9.32%	#I/F	08/16/2040	8,654
553,172	Government National Mortgage Association, Series 2011-45-GZ	4.50%		03/20/2041	604,970
250,000	Government National Mortgage Association, Series 2011-7-LS	9.50%	#I/F	12/20/2040	267,833
Total US Government / Agency Mortgage Backed Obligations (Cost $9,340,054)					9,270,580

Exchange Traded Funds and Common Stock - 19.0%
43,000	BlackRock Build America Bond Fund				868,600
10,000	BlackRock MuniHoldings California Quality Fund, Inc.				144,688
460,000	First Trust ISE-Revere Natural Gas Index Fund				7,396,800
55,000	Invesco Quality Municipal Income Trust				666,600
5,000	iShares iBoxx $ High Yield Corporate Bond ETF				454,300
97,100	iShares MSCI Japan Index Fund				1,089,462
95,000	iShares MSCI Mexico Capped ETF				6,198,560
255,000	Japan Equity Fund, Inc.				1,647,300
21,000	Nuveen Dividend Advantage Municipal Fund 3				278,250
32,500	Nuveen Municipal Opportunity Fund, Inc.				454,324
40,000	Nuveen Performance Plus Municipal Fund				575,600
50,000	Nuveen Premium Income Municipal Fund				678,405
42,000	Nuveen Quality Income Municipal Fund				567,420
42,000	Nuveen Select Quality Municipal Fund				571,200
100,000	Pioneer Floating Rate Trust				1,324,000
260,000	PowerShares Senior Loan Portfolio ETF Trust				6,435,000
285,000	SPDR Barclays High Yield Bond EFT				11,254,649
185,000	SPDR Euro Stoxx 50 ETF				6,119,116
Exchange Traded Funds and Common Stock (Cost $46,854,575)					46,724,274

Affiliated Mutual Funds - 19.9%(a)
4,427,755	DoubleLine Total Return Bond Fund				48,838,135
Total Affiliated Mutual Funds (Cost $49,852,776)					48,838,135

Purchased Options - 0.6%
687	Annaly Capital Management, Inc. Call, Expiration July 2013, Strike Price $13.00				13,156
100	Chipotle Mexican Grill Put, Expiration September 2013, Strike Price $335.00				92,500
5	Crude Oil European Call, Expiration December 2013, Strike Price $130.00				550
10	Gold London PM Fix Call, Expiration December 2014, Strike Price $2,000.00				6,872
2,000	iShares MSCI Japan ETF Call, Expiration December 2013, Strike Price $14.00				22,000
1,000	iShares MSCI Japan ETF Call, Expiration July 2013, Strike Price $11.00				39,000
2,000	iShares MSCI Japan ETF Call, Expiration July 2013, Strike Price $13.00				1,000
4,000	iShares MSCI Japan ETF Call, Expiration September 2013, Strike Price $12.00				96,000
4,000	iShares MSCI Japan ETF Call, Expiration September 2013, Strike Price $13.00				32,000
14,000	iShares MSCI Japan ETF Call, Expiration September 2013, Strike Price $14.00				28,000
750	SPDR S&P 500 ETF Trust Call, Expiration August 2013, Strike Price $166.00				87,750
750	SPDR S&P 500 ETF Trust Put, Expiration August 2013, Strike Price $166.00				510,750
25,000,000	U.S. Dollar / Singapore Dollar Call, Expiration May 2014, Strike Price $1.28				625,537
Total Purchased Options (Cost $1,618,680)					1,555,115

Short Term Investments - 55.5%
99,880,367	Fidelity Institutional Government Portfolio	0.01%	♦		99,880,367
1,710,000	Morgan Stanley Institutional Liquidity Funds	0.05%	♦		1,710,000
15,000,000	United States Treasury Bills	0.00%		07/18/2013	14,999,745
13,500,000	United States Treasury Bills	0.00%		08/01/2013	13,499,797
6,500,000	United States Treasury Bills	0.00%		10/10/2013	6,499,136
Total Short Term Investments (Cost $136,588,906)					136,589,045

Total Investments - 111.6% (Cost $274,890,625)					274,446,048
Liabilities in Excess of Other Assets - (11.6)%					(28,725,060)
NET ASSETS - 100.0%					$245,720,988

#	Variable rate security. Rate disclosed as of June 30, 2013.
^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund's Board of Trustees.  As of June 30, 2013, the value of these securities amounted to $8,153,268 or 3.3% of net assets.

I/O	Interest only security
P/O	Principal only security
I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates
♦	Seven-day yield as of June 30, 2013.
@
Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid.  The interest rate disclosed reflects the estimated rate in effect as of June 30, 2013.

(a)	Institutional class shares held at each Fund

Contracts	Security Description	Value $
Written Options
5	Crude Oil Europe Call, Expiration December 2013, Strike Price $180.00	(150)
Total Written Options (Premiums Received $294,684)		$(150)

Futures Contracts - Long

Contracts	Security Description	Expiration Month	Unrealized Appreciation (Depreciation) $
150	U.S. Dollar Index Future	9/2013	(24,075)
275	Nikkei-225 Stock Average Future	9/2013	1,302,380
385	S&P500 EMINI Future	9/2013	(409,963)
			$868,343

Futures Contracts - Short
Contracts	Security Description	Expiration Month	Unrealized Appreciation (Depreciation) $
80	Australian Dollar Future	9/2013	77,216
50	Canadian Dollar Future	9/2013	19,745
50	Japanese Yen Future	9/2013	(7,530)
			$89,431

Total Return Swaps - Long
Reference Entity	Counterparty	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation) $
S&P GSCI Corn Official Close Index	Morgan Stanley	1,355,000	07/03/2013	(59,196)
S&P GSCI Cotton Official Close Index	Morgan Stanley	1,355,000	07/03/2013	2,100
S&P GSCI Brent Crude Official Close Index	Morgan Stanley	1,355,000	07/03/2013	(9,392)
S&P GSCI Crude Oil Official Close Index	Morgan Stanley	1,355,000	07/03/2013	(6,841)
S&P GSCI Unleaded Gasoline Official Close Index	Morgan Stanley	1,355,000	07/03/2013	(6,209)
S&P GSCI GasOil Official Close Index	Morgan Stanley	1,355,000	07/03/2013	(772)
				$(80,310)

Total Return Swaps - Short
Reference Entity	Counterparty	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation) $
S&P GSCI Coffee Official Close Index	Morgan Stanley	1,355,000	07/03/2013	16,674
S&P GSCI Sugar Official Close Index	Morgan Stanley	1,355,000	07/03/2013	7,169
S&P GSCI Wheat Official Close Index	Morgan Stanley	1,355,000	07/03/2013	32,178
S&P GSCI Kansas Wheat Official Close Index	Morgan Stanley	1,355,000	07/03/2013	21,232
S&P GSCI Aluminum Official Close Index	Morgan Stanley	1,355,000	07/03/2013	(6,205)
S&P GSCI Zinc Official Close Index	Morgan Stanley	1,355,000	07/03/2013	(2,025)
				$69,023

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows+:

Tax Cost of Investments	$275,186,999
Gross Tax Unrealized Appreciation	6,574,062
Gross Tax Unrealized Depreciation	(7,315,013)
Net Tax Unrealized Appreciation (Depreciation)	$(740,951)

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

DoubleLine Low Duration Bond Fund
Schedule of Investments
June 30, 2013 (Unaudited)

Principal Amount/Shares	Security Description	Rate		Maturity	Value $
Collateralized Loan Obligations - 11.6%
669,367	ACA Ltd., Series 2006-1A-A1	0.53%	# ^	07/25/2018	665,798
2,000,000	Adirondack Park Ltd., Series 2013-1A-X	1.28%	# ^	04/15/2016	2,001,522
378,177	ARES Ltd., Series 2006-5RA-A2	0.52%	# ^	02/24/2018	377,851
2,009,097	ARES Ltd., Series 2006-6RA-A1B	0.50%	# ^	03/12/2018	1,994,612
1,203,639	ARES Ltd., Series 2006-6RA-A2	0.55%	#	03/12/2018	1,190,069
435,584	Atrium Corporation, Series 3A-A1	0.60%	# ^	10/27/2016	435,924
179,897	Atrium Corporation, Series 4A-A2	0.52%	# ^	06/08/2019	178,578
1,367,219	Atrium Corporation, Series 4X-A1A	0.52%	#	06/08/2019	1,356,885
1,131,747	Avalon Capital Ltd., Series 2005-A1-A1	0.54%	# ^	02/24/2019	1,127,121
627,377	Ballyrock Ltd., Series 2006-1A-A	0.49%	# ^	08/28/2019	624,953
473,338	Black Diamond Ltd., Series 2005-1A-A1	0.54%	# ^	06/20/2017	473,226
5,000,000	BMI Trust, Series 2013-1AR-A1R	1.22%	# ^	08/01/2021	5,006,549
2,250,000	Brookside Mill Ltd., Series 2013-1A-X	1.12%	# ^	04/17/2025	2,251,672
543,377	Canyon Capital Ltd., Series 2004-1A-A1A	0.66%	# ^	10/15/2016	544,125
1,500,000	Canyon Capital Ltd., Series 2012-1A-C	2.78%	# ^	10/15/2016	1,511,193
3,000,000	Canyon Capital Ltd., Series 2012-1A-X	1.28%	# ^	01/15/2015	3,005,949
3,802,136	Centurion Ltd., Series 2005-10A-A1	0.52%	# ^	12/15/2017	3,792,377
3,750,000	Centurion Ltd., Series 2013-18A-X	1.28%	# ^	07/23/2025	3,754,826
1,300,000	Dryden Leveraged Loan, Series 2005-8A-B	0.67%	# ^	05/22/2017	1,275,233
250,000	Dryden Senior Loan Fund, Series 2012-25A-D	4.33%	# ^	01/15/2025	241,818
3,000,000	Dryden Senior Loan Fund, Series 2013-26A-X	1.33%	# ^	07/15/2016	3,003,746
194,723	Galaxy Ltd., Series 2005-5A-A1	0.54%	# ^	10/20/2017	194,807
5,000,000	Galaxy Ltd., Series 2012-12X-A	1.67%	#	05/19/2023	5,002,478
3,070,141	Gannett Peak Ltd., Series 2006-1A-A1A	0.53%	# ^	10/27/2020	3,047,546
3,000,000	GLG Ore Hill Ltd., Series 2013-1A-X1	1.28%	# ^	07/15/2016	3,001,904
1,000,000	GoldenTree Loan Opportunities Ltd., Series 2012-6A-D	4.48%	# ^	04/17/2022	980,042
1,040,683	Gulf Stream-Sextant Ltd., Series 2006-1A-A2	0.52%	# ^	08/21/2020	1,034,542
5,250,000	ICE Global Credit Ltd., Series 2013-1A-X	1.33%	# ^	04/20/2015	5,248,425
1,534,558	KKR Financial Corporation, Series 2006-1A-A1	0.55%	# ^	08/25/2018	1,525,725
3,783,192	KKR Financial Corporation, Series 2007-AA-A	1.03%	# ^	10/15/2017	3,783,985
280,491	Landmark III Ltd., Series 2003-3A-A3L	2.03%	# ^	01/15/2016	280,720
1,000,000	LCM LP, Series 10X-A	1.76%	#	04/15/2022	1,000,883
5,000,000	LCM LP, Series 14A-X	1.28%	# ^	07/15/2025	4,991,500
606,100	Mountain Capital Ltd., Series 2005-4A-A1L	0.52%	# ^	03/15/2018	604,197
197,149	Northwoods Capital Corporation, Series 2012-9A-X	1.28%	# ^	01/18/2016	197,642
4,130,944	OWS Corporation, Series 2005-1-X2	0.98%	# ^	01/06/2016	4,140,813
87,384	Suffield Ltd., Series 4-A	2.35%	# ^	09/26/2014	87,564
4,064,503	TCW Global Project Fund Ltd., Series 2004-1A-REV	0.93%	# ^	06/15/2016	4,044,181
332,598	Tricadia Ltd., Series 2003-1AR-A3L	0.97%	# ^	02/28/2016	332,265
500,000	Venture Ltd., Series 2005-1A-A2	0.72%	# ^	11/22/2018	485,260
Total Collateralized Loan Obligations (Cost $74,557,175)					74,798,506

Foreign Corporate Bonds - 20.0%
2,318,000	AES Gener S.A.	7.50%		03/25/2014	2,404,925
300,000	Andrade Gutierrez International S.A.	4.00%	^	04/30/2018	282,750
1,050,000	Australia and New Zealand Banking Group Ltd.	2.13%	^	01/10/2014	1,058,958
1,000,000	Banco Bradesco S.A.	2.37%	#	05/16/2014	1,009,520
1,800,000	Banco Davivienda S.A.	2.95%		01/29/2018	1,705,500
1,500,000	Banco Davivienda S.A.	2.95%	^	01/29/2018	1,421,250
200,000	Banco de Bogota S.A.	5.00%	^	01/15/2017	207,500
2,800,000	Banco de Bogota S.A.	5.00%		01/15/2017	2,905,000
2,635,000	Banco de Chile	6.25%		06/15/2016	2,863,942
2,749,000	Banco de Credito del Peru	4.75%		03/16/2016	2,855,386
1,000,000	Banco del Estado de Chile	2.00%	^	11/09/2017	955,578
1,000,000	Banco del Estado de Chile	2.00%		11/09/2017	955,578
500,000	Banco do Brasil S.A.	4.50%		01/22/2015	511,875
2,000,000	Banco GNB Sudameris S.A.	3.88%	^	05/02/2018	1,905,000
300,000	Banco Latinoamericano de Comercio Exterior S.A.	3.75%	^	04/04/2017	304,500
200,000	Banco Latinoamericano de Comercio Exterior S.A.	3.75%		04/04/2017	203,000
3,153,000	Banco Mercantil del Norte	4.38%		07/19/2015	3,287,002
600,000	Banco Safra S.A.	3.50%		05/16/2014	606,000
3,500,000	Bancolombia S.A.	4.25%		01/12/2016	3,605,000
850,000	BP Capital Markets PLC	3.63%		05/08/2014	872,338
700,000	BP Capital Markets PLC	3.13%		10/01/2015	732,015
2,000,000	British Telecommunications PLC	1.63%		06/28/2016	2,010,232
1,822,000	Celulosa Arauco y Constitucion S.A.	5.13%		07/09/2013	1,823,561
1,070,000	Celulosa Arauco y Constitucion S.A.	5.63%		04/20/2015	1,120,984
3,000,000	CNPC General Capital Ltd	1.45%	^	04/16/2016	2,965,980
3,000,000	Corpbanca S.A.	3.13%		01/15/2018	2,857,812
900,000	CSN Islands Corporation	9.75%		12/16/2013	925,875
300,000	CSN Islands Corporation	10.00%		01/15/2015	328,500
1,500,000	Diageo Capital PLC	7.38%		01/15/2014	1,553,639
2,489,550	Dolphin Energy Ltd.	5.89%		06/15/2019	2,719,833
2,500,000	Embraer Overseas Ltd.	6.38%		01/24/2017	2,725,000
145,000	France Telecom S.A.	4.38%		07/08/2014	149,371
650,000	France Telecom S.A.	2.13%		09/16/2015	659,938
1,000,000	France Telecom S.A.	2.75%		09/14/2016	1,025,626
800,000	Freeport-McMoRan Copper & Gold, Inc.	2.15%		03/01/2017	783,716
300,000	Gaz Capital S.A.	7.51%		07/31/2013	301,800
2,200,000	Gaz Capital S.A.	8.13%		07/31/2014	2,342,560
1,000,000	Gazprombank OJSC	6.50%		09/23/2015	1,072,000
1,240,000	Global Bank Corporation	4.75%		10/05/2017	1,243,100
2,800,000	Grupo Aval Ltd.	5.25%		02/01/2017	2,905,000
200,000	Grupo Aval Ltd.	5.25%	^	02/01/2017	207,500
2,600,000	Hutchison Whampoa International Ltd.	4.63%		09/11/2015	2,778,316
500,000	Hutchison Whampoa International Ltd.	2.00%		11/08/2017	486,724
1,500,000	Industry & Construction Bank	5.01%	#	09/29/2015	1,528,125
1,600,000	Inversiones CMPC S.A.	4.75%		01/19/2018	1,690,462
1,005,000	IOI Ventures BHD	5.25%		03/16/2015	1,052,576
150,000	KazMunayGas National Company	8.38%		07/02/2013	150,000
1,175,000	Korea Development Bank	4.38%		08/10/2015	1,240,274
800,000	Korea Development Bank	3.25%		03/09/2016	828,879
2,775,000	LPG International, Inc.	7.25%		12/20/2015	3,031,687
1,200,000	Lukoil International Finance B.V.	6.38%		11/05/2014	1,273,080
1,000,000	Lukoil International Finance B.V.	3.42%		04/24/2018	975,000
100,000	MTR Corporation	4.50%		08/14/2013	100,383
400,000	MTR Corporation	4.75%		01/21/2014	408,451
1,700,000	National Australia Bank Ltd.	1.60%		08/07/2015	1,724,023
2,500,000	Novatek Finance Ltd.	5.33%		02/03/2016	2,631,250
1,850,000	PCCW-HKT Capital No.3 Ltd.	5.25%		07/20/2015	1,973,025
1,000,000	PCCW-HKT Capital No. 4 Ltd.	4.25%		02/24/2016	1,047,290
660,000	Pemex Project Funding Master Trust	5.75%		12/15/2015	707,025
2,689,618	Peru Enhanced Pass-Through Finance Ltd.	0.00%		05/31/2018	2,366,864
3,200,000	Petrobras Global Finance B.V.	1.89%	#	05/20/2016	3,188,800
363,000	Petronas Global Sukuk Ltd.	4.25%	^	08/12/2014	375,977
1,000,000	Petronas Global Sukuk Ltd.	4.25%		08/12/2014	1,035,750
1,500,000	Phosagro Bond Funding Ltd.	4.20%		02/13/2018	1,481,250
2,450,000	Prime Holdings Labuan Ltd.	5.38%		09/22/2014	2,545,513
2,586,000	PTTEP Australia International Finance Ltd.	4.15%		07/19/2015	2,685,527
600,000	Qtel International Finance Ltd.	6.50%		06/10/2014	627,000
2,000,000	Qtel International Finance Ltd.	3.38%		10/14/2016	2,085,800
1,000,000	Raizen Energy Finance Ltd.	7.00%		02/01/2017	1,110,000
1,900,000	Raizen Fuels Finance Ltd.	9.50%		08/15/2014	2,034,900
250,000	Ras Laffan Liquefied Natural Gas Company	5.50%		09/30/2014	262,188
1,454,250	Ras Laffan Liquefied Natural Gas Company	5.83%		09/30/2016	1,548,776
1,865,000	Royal Bank of Canada	0.98%	#	10/30/2014	1,881,130
1,000,000	RSHB Capital S.A.	7.13%		01/14/2014	1,028,500
1,300,000	Sberbank of Russia	6.47%		07/02/2013	1,300,000
1,980,000	Sociedad Quimica y Minera S.A.	6.13%		04/15/2016	2,139,958
2,638,000	Southern Copper Corporation	6.38%		07/27/2015	2,863,520
2,400,000	Steel Funding Ltd.	4.45%		02/19/2018	2,244,000
1,000,000	Tanner Servicios Financieros S.A.	4.38%	^	03/13/2018	947,500
1,000,000	Telefonos de Mexico S.A.B.	5.50%		01/27/2015	1,057,500
1,500,000	Temasek Financial Ltd.	4.30%		10/25/2019	1,624,754
820,000	TM Global, Inc.	5.25%		09/22/2014	858,000
500,000	TNK-BP Finance S.A.	6.25%		02/02/2015	524,375
2,000,000	Tupras Turkiye Petrol Rafinerileri A.S.	4.13%	^	05/02/2018	1,905,000
800,000	Tupras Turkiye Petrol Rafinerileri A.S.	4.13%		05/02/2018	762,000
718,000	United Overseas Bank Ltd.	4.50%		07/02/2013	718,000
600,000	Vale Overseas Ltd.	9.00%		08/15/2013	603,720
1,000,000	VTB Capital S.A.	6.47%		03/04/2015	1,054,200
1,900,000	WPP Finance UK	8.00%		09/15/2014	2,051,098
Total Foreign Corporate Bonds (Cost $130,290,573)					128,912,814

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 1.9%
2,800,000	Caixa Economica Federal	2.38%		11/06/2017	2,590,000
566,000	Colombia Government International Bond	2.07%	#	11/16/2015	566,707
2,184,000	Colombia Government International Bond	8.70%		02/15/2016	2,555,149
1,500,000	Corporacion Andina de Fomento	3.75%		01/15/2016	1,590,999
2,490,000	Costa Rica Government International Bond	6.55%		03/20/2014	2,564,700
2,000,000	State of Qatar	4.00%		01/20/2015	2,082,600
Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $11,930,830)					11,950,155

Non-Agency Commercial Mortgage Backed Obligations - 16.2%
6,276,558	Asset Securitization Corporation, Series 1997-D4-PS1	2.02%	# I/O	04/14/2029	313,900
1,061,720	Banc of America Re-Remic Trust, Series 2011-STRP-A2	2.15%	# ^	08/17/2038	1,061,224
2,000,000	Banc of America Re-Remic Trust, Series 2012-CLRN-A	1.34%	# ^	08/15/2029	2,003,041
20,191	Bank of America Commercial Mortgage, Inc., Series 2003-2-A4	5.06%	#	03/11/2041	20,259
9,789	Bear Stearns Commercial Mortgage Securities, Inc., Series 2002-TOP8-A2	4.83%		08/15/2038	9,788
819,287	Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR3-A4	4.72%		02/11/2041	828,392
1,814,329	Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR4-A3	5.47%	#	06/11/2041	1,866,394
782,899	Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-T14-A4	5.20%	#	01/12/2041	794,186
3,000,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR8-A4	4.67%		06/11/2041	3,160,691
19,045	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR8-AAB	4.58%		06/11/2041	19,031
1,300,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T18-AJ	5.01%	#	02/13/2042	1,366,169
1,022,188	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW12-AAB	5.69%	#	09/11/2038	1,022,467
730,535	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW17-AAB	5.70%		06/11/2050	758,266
417,737	Capital Trust, Series 2005-3A-A2	5.16%	^	06/25/2035	415,649
13,505,732	CD Commercial Mortgage Trust, Series 2007-CD5-XP	0.31%	# ^ I/O	11/15/2044	39,315
615,000	Citigroup Commercial Mortgage Trust, Series 2005-C3-AM	4.83%	#	05/15/2043	642,812
9,882,836	Commercial Mortgage Pass-Through Certificates, Series 2012-CR2-XA	2.12%	# I/O	08/15/2045	1,161,302
98,859	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP-A	2.14%	# ^	11/17/2026	99,724
29,657,798	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP-XACP	1.96%	# ^ I/O	12/17/2014	812,327
30,000,000	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP-XBCP	1.58%	# ^ I/O	12/17/2014	667,950
500,000	Credit Suisse First Boston Mortgage Securities Corporation, Series 1998-C2-F	6.75%	# ^	11/15/2030	521,456
1,311,876	Credit Suisse First Boston Mortgage Securities Corporation, Series 2003-C4-B	5.25%	#	08/15/2036	1,311,676
3,032,276	Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-C1-A4	4.75%	#	01/15/2037	3,060,248
2,000,000	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-C6-AM	5.23%	#	12/15/2040	2,135,985
1,971,149	Credit Suisse Mortgage Capital Certificates, Series 2006-TF2A-A2	0.36%	# ^	10/15/2021	1,939,683
1,000,000	Credit Suisse Mortgage Capital Certificates, Series 2007-TFLA-B	0.34%	# ^	02/15/2022	977,973
3,823,607	DBRR Trust, Series 2012-EZ1-A	0.95%	^	09/25/2045	3,823,225
687,000	DBRR Trust, Series 2012-EZ1-B	1.39%	^	09/25/2045	689,130
2,762,119	DDR Corporation, Series 2009-DDR1-A	3.81%	^	10/14/2022	2,844,667
2,100,000	Del Coronado Trust, Series 2013-HDC-A	0.99%	# ^	03/15/2026	2,097,402
2,500,000	Del Coronado Trust, Series 2013-HDC-B	1.49%	# ^	03/15/2026	2,492,880
5,000,000	Extended Stay American Trust, Series 2013-ESH5-A15	1.28%	^	12/05/2031	4,959,000
4,774,579	GE Capital Commercial Mortgage Corporation, Series 2004-C2-PPL4	8.15%	^	03/10/2039	4,903,774
487,000	GE Capital Commercial Mortgage Corporation, Series 2004-C3-B	5.33%	#	07/10/2039	503,919
1,000,000	GE Capital Commercial Mortgage Corporation, Series 2005-C2-B	5.11%	#	05/10/2043	1,052,760
471,920	GMAC Commercial Mortgage Securities, Inc., Series 2004-C3-AAB	4.70%		12/10/2041	479,962
4,670,000	GS Mortgage Securities Corporation, Series 2007-EOP-A2	1.26%	# ^	03/06/2020	4,683,634
637,000	GS Mortgage Securities Corporation, Series 2007-EOP-A3	1.46%	# ^	03/06/2020	638,991
1,010,081	GS Mortgage Securities Corporation, Series 2012-GCJ7-A1	1.14%		05/10/2045	1,013,764
5,000,000	GS Mortgage Securities Corporation, Series 2013-KYO-D	1.04%	# ^	11/08/2029	4,981,193
464,966	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CB8-A1A	4.16%	^	01/12/2039	471,382
2,856,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-LN2-A2	5.12%		07/15/2041	2,962,916
122,855	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-CB14-ASB	5.51%	#	12/12/2044	128,360
444,982	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-CB15-ASB	5.79%	#	06/12/2043	467,711
110,094,789	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-CB16-X2	0.71%	# I/O	05/12/2045	135,417
2,133,353	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-CB17-ASB	5.42%		12/12/2043	2,256,202
3,897,290	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2010-C1-A1	3.85%	^	06/15/2043	4,075,875
723,801	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-PLSD-A1	2.19%	^	11/13/2044	735,085
4,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-PHH-A	1.86%	# ^	10/15/2025	4,029,346
1,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-PHH-B	2.06%	# ^	10/15/2025	1,005,818
1,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-PHH-C	2.56%	# ^	10/15/2025	1,006,557
2,500,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2013-FL3-A1	0.99%	# ^	04/15/2028	2,491,830
2,500,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2013-FL3-A2	0.89%	# ^	04/15/2028	2,494,358
2,400,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2013-JWRZ-D	3.18%	# ^	04/15/2030	2,418,167
2,000,000	LB-UBS Commercial Mortgage Trust, Series 2004-C6-A6	5.02%	#	08/15/2029	2,050,226
1,878,653	LB-UBS Commercial Mortgage Trust, Series 2006-LLFA-D	0.42%	# ^	09/15/2021	1,861,316
1,020,000	Merrill Lynch Mortgage Trust, Series 2004-KEY2-A4	4.86%	#	08/12/2039	1,060,412
500,000	Merrill Lynch Mortgage Trust, Series 2005-CIP1-AM	5.11%	#	07/12/2038	530,178
128,550	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4-A2FL	0.31%	#	12/12/2049	128,314
3,955,635	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5-XA	2.08%	# ^ I/O	08/15/2045	408,024
168,200	Morgan Stanley Capital, Inc., Series 2003-T11-A4	5.15%		06/13/2041	168,132
361,503	Morgan Stanley Capital, Inc., Series 2005-HQ6-AAB	4.97%		08/13/2042	370,237
1,732,434	Morgan Stanley Capital, Inc., Series 2005-T17-A5	4.78%		12/13/2041	1,806,406
25,226,132	Morgan Stanley Capital, Inc., Series 2006-HQ10-X1	0.51%	# ^ I/O	11/12/2041	373,662
1,127,602	Morgan Stanley Capital, Inc., Series 2007-T25-AAB	5.51%		11/12/2049	1,162,180
1,336,258	Morgan Stanley Re-Remic Trust, Series 2012-IO-AXA	1.00%	^	03/27/2051	1,320,811
1,678,488	RREF LLC, Series 2013-LT2-A	2.83%	^	05/22/2028	1,674,331
515,136	SMA Issuer LLC, Series 2012-LV1-A	3.50%	^	08/20/2025	517,755
1,206,019	UBS Commercial Mortgage Trust, Series 2012-C1-A1	1.03%		05/10/2045	1,206,853
939,811	Wachovia Bank Commercial Mortgage Trust, Series 2004-C14-A3	4.93%		08/15/2041	942,855
1,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C17-A4	5.08%	#	03/15/2042	1,054,216
57,397	Wachovia Bank Commercial Mortgage Trust, Series 2006-C26-APB	6.00%		06/15/2045	60,854
309,908	WF-RBS Commercial Mortgage Trust, Series 2011-C3-A1	1.99%	^	03/15/2044	314,711
3,464,837	WF-RBS Commercial Mortgage Trust, Series 2012-C8-XA	2.41%	# ^ I/O	08/15/2045	429,286
Total Non-Agency Commercial Mortgage Backed Obligations (Cost $105,661,959)					104,293,992

Non-Agency Residential Collateralized Mortgage Obligations - 19.9%
730,653	ACE Securities Corporation, Series 2006-NC1-A2C	0.39%	#	12/25/2035	720,199
1,903,994	Banc of America Funding Corporation, Series 2005-E-6A1	4.93%	#	05/20/2035	1,917,909
1,977,501	Banc of America Funding Corporation, Series 2012-R4-A	0.45%	# ^	03/04/2039	1,921,802
6,305,649	Banc of America Funding Corporation, Series 2012-R5-A	0.45%	# ^	10/03/2039	6,163,728
589,718	Banc of America Mortgage Securities, Inc., Series 2005-2-2A1	5.00%		03/25/2020	594,409
58,182	BCAP LLC Trust, Series 2009-RR13-6A5	6.07%	# ^	04/26/2037	60,607
1,467,099	BCAP LLC Trust, Series 2011-RR12-2A5	2.48%	# ^	12/26/2036	1,472,255
2,148,703	Bear Stearns Asset Backed Securities Trust, Series 2004-AC2-2A	5.00%		05/25/2034	2,166,478
537,776	Bear Stearns Asset Backed Securities Trust, Series 2005-3-A1	0.64%	#	09/25/2035	536,932
78,556	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-5-1A6	4.60%		01/25/2015	78,934
57,462	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-6-1A6	4.59%		11/25/2034	57,425
1,638,543	Citicorp Mortgage Securities, Inc., Series 2005-6-1A3	5.25%		09/25/2035	1,628,020
410,905	Citicorp Mortgage Securities, Inc., Series 2006-5-1A2	6.00%		10/25/2036	407,953
5,000,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFHE2-A3	0.37%	#	03/25/2037	4,575,443
903,977	Citigroup Mortgage Loan Trust, Inc., Series 2010-12-3A1	4.00%	^	04/25/2037	928,693
2,680,413	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A6	4.00%	^	11/25/2036	2,750,285
1,756,473	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-1A1	3.50%	# ^	04/25/2036	1,778,883
1,129,858	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-3A1	5.59%	^	09/25/2047	1,129,515
839,587	Countrywide Alternative Loan Trust, Series 2007-HY5R-2A1A	4.96%	#	03/25/2047	807,679
1,057,126	Countrywide Asset-Backed Certificates, Series 2006-2-2A2	0.38%	#	06/25/2036	1,014,577
378,545	Countrywide Home Loans, Series 2005-5-A1	5.50%		03/25/2035	377,267
2,415,523	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-5A1	5.25%		12/25/2020	2,488,290
1,787,667	Credit Suisse Mortgage Capital Certificates, Series 2009-13R-2A1	6.00%	^	01/26/2037	1,831,117
12,344,000	Credit Suisse Mortgage Capital Certificates, Series 2010-18R-4A2	2.60%	# ^	04/26/2038	12,368,835
72,268	Credit Suisse Mortgage Capital Certificates, Series 2010-1R-5A1	5.00%	# ^	01/27/2036	73,464
3,571,095	Credit Suisse Mortgage Capital Certificates, Series 2011-16R-6A1	2.49%	# ^	09/27/2035	3,566,136
9,797,349	Credit Suisse Mortgage Capital Certificates, Series 2013-3R-1A1	1.32%	# ^	04/27/2035	8,965,577
223,086	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-BAR1-A2	0.32%	#	03/25/2037	220,018
332,093	Deutsche Mortgage Securities, Inc., Series 2005-WF1-1A2	5.24%	# ^	06/26/2035	331,877
2,141,832	Ellington Loan Acquisition Trust, Series 2007-2-A2A	1.09%	# ^	05/25/2037	2,110,768
8,919,360	First Franklin Mortgage Loan Trust, Series 2005-FF12-A2B	0.45%	#	11/25/2036	8,588,809
1,390,746	First Franklin Mortgage Loan Trust, Series 2006-FF1-2A3	0.43%	#	01/25/2036	1,332,921
161	GreenPoint Mortgage Funding Trust, Series 2006-AR8-1A1A	0.27%	#	01/25/2047	161
891,646	GreenPoint Mortgage Funding Trust, Series 2007-AR2-1A1	0.32%	#	04/25/2047	875,482
577,973	GSR Mortgage Loan Trust, Series 2006-AR1-2A2	2.80%	#	01/25/2036	574,737
853,797	Jefferies & Company, Inc., Series 2010-R7-5A1	1.20%	# ^	09/26/2035	824,066
2,290,985	JP Morgan Alternative Loan Trust, Series 2006-S4-A6	5.71%	#	12/25/2036	2,138,515
5,046,838	JP Morgan Mortgage Acquisition Corporation, Series 2006-NC1-A4	0.36%	#	04/25/2036	4,662,634
2,142,440	JP Morgan Mortgage Trust, Series 2005-S2-2A8	5.50%		09/25/2035	2,134,574
479,632	JP Morgan Mortgage Trust, Series 2007-S1-1A1	5.00%		03/25/2022	473,754
476,513	JP Morgan Mortgage Trust, Series 2007-S3-2A2	5.50%		08/25/2022	467,603
841,001	JP Morgan Resecuritization Trust, Series 2009-7-8A1	5.37%	# ^	01/27/2047	846,630
573,097	JP Morgan Resecuritization Trust, Series 2011-2-2A3	3.50%	# ^	07/26/2036	583,805
1,222,803	JP Morgan Resecuritization Trust, Series 2012-2-3A3	2.73%	# ^	10/26/2036	1,224,020
2,513,560	Lehman XS Trust, Series 2007-1-1A1	0.27%	#	02/25/2037	2,453,805
4,841,316	MASTR Adjustable Rate Mortgages Trust, Series 2007-2-A2	0.30%	#	03/25/2047	4,686,128
257,912	MASTR Asset Backed Securities Trust, Series 2006-NC1-A3	0.38%	#	01/25/2036	250,818
2,899,021	Morgan Stanley Capital, Inc., Series 2005-WMC3-M3	0.90%	#	03/25/2035	2,882,365
385,230	Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		11/25/2018	395,596
4,439,759	RAAC Series, Series 2007-SP2-A1	0.39%	#	06/25/2047	4,380,723
2,490,609	Residential Asset Securitization Trust, Series 2005-A5-A1	0.49%	#	05/25/2035	2,382,321
2,490,609	Residential Asset Securitization Trust, Series 2005-A5-A2	5.01%	#I/F I/O	05/25/2035	117,648
343,199	Residential Funding Mortgage Securities Trust, Series 2003-S16-A1	4.75%		09/25/2018	343,455
1,306,726	Residential Funding Mortgage Securities Trust, Series 2005-S4-A1	5.50%		05/25/2035	1,302,139
863,738	Residential Funding Mortgage Securities Trust, Series 2005-S6-A1	5.00%		08/25/2035	857,871
8,839,527	Soundview Home Equity Loan Trust, Series 2007-NS1-A2	0.34%	#	01/25/2037	8,238,201
712,351	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5-5A3	5.00%	#	06/25/2036	698,867
758,756	Structured Asset Securities Corporation, Series 2003-24A-1A3	2.57%	#	07/25/2033	740,349
487,233	Structured Asset Securities Corporation, Series 2004-15-2A1	4.75%		09/25/2019	495,128
1,237,346	Structured Asset Securities Corporation, Series 2005-10-6A1	5.00%		06/25/2020	1,297,348
1,203,355	Wells Fargo Alternative Loan Trust, Series 2007-PA5-2A1	6.00%		11/25/2022	1,252,719
1,752,245	Wells Fargo Mortgage Backed Securities Trust, Series 2005-11-2A1	5.50%		11/25/2035	1,742,481
73,079	Wells Fargo Mortgage Backed Securities Trust, Series 2005-9-1A8	5.50%		10/25/2035	72,936
996,524	Wells Fargo Mortgage Backed Securities Trust, Series 2005-9-2A5	5.25%		10/25/2035	995,917
2,330,165	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3-A9	5.50%		03/25/2036	2,324,122
1,112,330	Wells Fargo Mortgage Backed Securities Trust, Series 2006-4-1A1	5.75%		04/25/2036	1,105,020
203,715	Wells Fargo Mortgage Backed Securities Trust, Series 2006-4-1A8	5.75%		04/25/2036	203,268
952,468	Wells Fargo Mortgage Loan Trust, Series 2012-RR1-A1	2.85%	# ^	08/27/2037	958,883
Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $126,601,681)					127,950,894

US Corporate Bonds - 12.5%
1,850,000	Altria Group, Inc.	4.13%		09/11/2015	1,972,461
1,650,000	American Express Credit Corporation	1.75%		06/12/2015	1,673,186
850,000	Amgen, Inc.	1.88%		11/15/2014	863,125
380,000	Amgen, Inc.	4.85%		11/18/2014	401,339
750,000	Anheuser-Busch InBev Worldwide, Inc.	5.38%		11/15/2014	796,356
1,000,000	Anheuser-Busch InBev Worldwide, Inc.	0.80%		07/15/2015	1,000,258
1,900,000	AT&T, Inc.	2.50%		08/15/2015	1,958,839
1,384,000	BB&T Corporation	3.20%		03/15/2016	1,451,524
1,269,000	Berkshire Hathaway, Inc.	3.20%		02/11/2015	1,320,448
137,000	Berkshire Hathaway, Inc.	2.20%		08/15/2016	141,564
971,000	Boeing Capital Corporation	3.25%		10/27/2014	1,005,249
525,000	Boeing Company	5.00%		03/15/2014	540,930
1,400,000	Caterpillar Financial Services Corporation	1.10%		05/29/2015	1,408,266
1,237,000	Comcast Corporation	6.50%		01/15/2015	1,344,292
577,000	ConocoPhillips Company	4.75%		02/01/2014	591,087
1,000,000	ConocoPhillips Company	4.60%		01/15/2015	1,060,687
500,000	Daimler Finance North America LLC	1.95%	^	03/28/2014	503,114
950,000	Daimler Finance North America LLC	1.88%	^	09/15/2014	958,666
1,315,000	Devon Energy Corporation	5.63%		01/15/2014	1,348,071
1,400,000	DIRECTV Holdings LLC	4.75%		10/01/2014	1,465,513
1,635,000	Dow Chemical Company	2.50%		02/15/2016	1,687,256
1,314,000	Duke Energy Corporation	6.30%		02/01/2014	1,356,018
300,000	Duke Energy Corporation	2.15%		11/15/2016	307,180
1,445,000	eBay, Inc.	0.70%		07/15/2015	1,447,415
550,000	Ecolab, Inc.	2.38%		12/08/2014	561,131
1,050,000	Ecolab, Inc.	1.00%		08/09/2015	1,049,407
1,500,000	Express Scripts Holding Company	2.10%		02/12/2015	1,526,080
1,695,000	General Electric Capital Corporation	1.63%		07/02/2015	1,715,655
1,650,000	General Mills, Inc.	5.20%		03/17/2015	1,772,801
1,600,000	Gilead Sciences, Inc.	2.40%		12/01/2014	1,636,138
600,000	Hewlett-Packard Company	2.63%		12/09/2014	612,567
1,100,000	Hewlett-Packard Company	3.30%		12/09/2016	1,142,779
1,440,000	John Deere Capital Corporation	0.88%		04/17/2015	1,446,594
2,025,000	JP Morgan Chase & Company	1.10%		10/15/2015	2,013,773
1,565,000	Kellogg Company	1.13%		05/15/2015	1,572,453
1,350,000	Kinder Morgan Energy Partners LP	3.50%		03/01/2016	1,423,445
1,900,000	Kraft Foods, Inc.	4.13%		02/09/2016	2,032,261
598,000	Kroger Company	7.50%		01/15/2014	620,210
400,000	Kroger Company	4.95%		01/15/2015	423,557
1,000,000	KT Corporation	5.88%		06/24/2014	1,040,438
579,000	Marriott International, Inc.	5.81%		11/10/2015	629,336
800,000	MetLife Institutional Funding	1.63%	^	04/02/2015	810,487
750,000	Metropolitan Life Global Funding	5.13%	^	06/10/2014	782,490
200,000	Metropolitan Life Global Funding	2.00%	^	01/09/2015	203,194
2,000,000	Morgan Stanley	1.75%		02/25/2016	1,982,612
1,000,000	Mylan, Inc.	1.80%	^	06/24/2016	998,002
844,000	National Rural Utilities Cooperative Finance Corporation	3.88%		09/16/2015	902,137
780,000	National Rural Utilities Cooperative Finance Corporation	1.90%		11/01/2015	799,432
1,355,000	ONEOK Partners LP	3.25%		02/01/2016	1,414,052
1,425,000	Phillips 66	1.95%		03/05/2015	1,447,692
1,800,000	PNC Funding Corporation	4.25%		09/21/2015	1,914,925
1,000,000	Procter & Gamble Company	3.15%		09/01/2015	1,052,736
1,524,000	Simon Property Group LP	6.75%		05/15/2014	1,579,509
1,675,000	Southern Power Company	4.88%		07/15/2015	1,795,922
624,000	Southwest Airlines Company	5.25%		10/01/2014	653,385
1,900,000	Time Warner Cable, Inc.	3.50%		02/01/2015	1,956,329
1,040,000	Toyota Motor Credit Corporation	1.00%		02/17/2015	1,047,257
1,501,000	Valero Energy Corporation	4.50%		02/01/2015	1,581,394
1,650,000	Verizon Wireless Capital LLC	5.55%		02/01/2014	1,694,180
120,000	Wal-Mart Stores, Inc.	3.00%		02/03/2014	121,875
1,031,000	Wal-Mart Stores, Inc.	1.63%		04/15/2014	1,041,296
1,500,000	Waste Management, Inc.	2.60%		09/01/2016	1,550,302
648,000	Wellpoint, Inc.	5.00%		12/15/2014	685,438
898,000	WellPoint, Inc.	5.25%		01/15/2016	982,354
1,962,000	Wells Fargo & Company	1.50%		07/01/2015	1,985,328
2,000,000	Westpac Banking Corporation	1.13%		09/25/2015	2,009,582
1,365,000	Xerox Corporation	4.25%		02/15/2015	1,426,570
Total US Corporate Bonds (Cost $80,346,068)					80,239,949

US Government / Agency Mortgage Backed Obligations - 3.1%
445,668	Federal Home Loan Mortgage Corporation, Pool G06871	6.00%		06/01/2038	484,095
987,071	Federal Home Loan Mortgage Corporation, Pool G06954	6.00%		05/01/2040	1,070,805
735,759	Federal Home Loan Mortgage Corporation, Pool N70081	5.50%		07/01/2038	792,508
272,806	Federal Home Loan Mortgage Corporation, Series 3267-BA	5.80%		11/15/2036	300,214
840,864	Federal Home Loan Mortgage Corporation, Series 3818-JA	4.50%		01/15/2040	874,238
200,201	Federal Home Loan Mortgage Corporation, Series 3872-BA	4.00%		06/15/2041	211,112
7,667,025	Federal Home Loan Mortgage Corporation, Series 4050-BC	2.00%		05/15/2041	7,578,184
593,800	Federal National Mortgage Association, Series 2011-64-DB	4.00%		07/25/2041	616,813
4,054,100	Federal National Mortgage Association, Series 2012-133-PB	6.50%		04/25/2042	4,406,268
122,778	Federal National Mortgage Association Pass-Thru, Pool 995112	5.50%		07/01/2036	134,634
423,802	Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%		11/01/2041	431,612
435,755	Federal National Mortgage Association Pass-Thru, Pool AD0189	5.50%		02/01/2039	475,313
935,409	Federal National Mortgage Association Pass-Thru, Pool AL1690	6.00%		05/01/2041	1,016,699
744,785	Federal National Mortgage Association Pass-Thru, Pool AL1691	6.00%		06/01/2041	810,585
1,003,942	Federal National Mortgage Association Pass-Thru, Pool AL1744	6.00%		10/01/2040	1,091,187
Total US Government / Agency Mortgage Backed Obligations (Cost $20,330,403)					20,294,267

US Government Bonds and Notes - 6.6%
7,000,000	United States Treasury Notes	0.75%		12/15/2013	7,020,783
7,000,000	United States Treasury Notes	0.25%		05/31/2014	7,004,515
8,500,000	United States Treasury Notes	0.25%		02/15/2015	8,495,682
12,000,000	United States Treasury Notes	1.25%		10/31/2015	12,222,192
5,500,000	United States Treasury Notes	0.88%		12/31/2016	5,497,420
2,500,000	United States Treasury Notes	0.75%		06/30/2017	2,468,945
Total US Government Bonds and Notes (Cost $42,801,545)					42,709,537

Short Term Investments - 8.0%
51,354,169	Fidelity Institutional Government Portfolio	0.01%	#♦		51,354,169
Total Short Term Investments (Cost $51,354,169)					51,354,169

Total Investments - 99.8% (Cost $643,874,403)					642,504,283
Other Assets in Excess of Liabilities - 0.2%					1,102,957
NET ASSETS - 100.0%					$643,607,240

#	Variable rate security. Rate disclosed as of June 30, 2013.
^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund's Board of Trustees.  As of June 30, 2013, the value of these securities amounted to $199,213,135 or 31.0% of net assets.

I/O	Interest only security
I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates
♦	Seven-day yield as of June 30, 2013

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows+:

Tax Cost of Investments		$643,880,664
Gross Tax Unrealized Appreciation		3,121,022
Gross Tax Unrealized Depreciation		(4,497,403)
Net Tax Unrealized Appreciation (Depreciation)		$(1,376,381)

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Country Breakdown as a % of Net Assets:

United States	77.9%
Brazil	2.9%
Colombia	2.8%
Chile	2.8%
Russia	2.4%
China	1.5%
Peru	1.3%
Britain	1.1%
Qatar	1.0%
Malaysia	0.9%
Mexico	0.8%
Australia	0.4%
Abu Dhabi	0.4%
Thailand	0.4%
Turkey	0.4%
Costa Rica	0.4%
Singapore	0.4%
Netherlands	0.4%
South Korea	0.3%
Canada	0.3%
France	0.3%
Panama	0.3%
Supranational	0.3%
Indonesia	0.1%
Kazakhstan	0.0%
Other Assets And Liabilities	0.2%
100.0%

DoubleLine Floating Rate Fund
Schedule of Investments
June 30, 2013 (Unaudited)

Principal Amount/Shares	Security Description	Rate		Maturity	Value $
Bank Loans Obligations - 88.0%
Aerospace and Defense - 1.4%
2,000,000	Atlantic Aviation, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.25%	#	05/31/2020	2,002,500
Air Transport - 3.8%
2,500,000	Continental Airlines, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	04/01/2019	2,501,563
2,992,481	Delta Air Lines, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	4.00%	#	10/18/2018	2,998,361
					5,499,924
Broadcast Radio and Television - 1.4%
2,000,000	Univision Communication, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche C3	4.00%	#	02/28/2020	1,962,920
Building and Development - 3.4%
2,376,151	Capital Automotive LP, Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	04/10/2019	2,383,576
2,493,750	Realogy Group LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	03/05/2020	2,501,855
					4,885,431
Business Equipment and Services - 10.2%
3,000,000	Duff & Phelps LLC, Senior Secued 1st Lien Term Loan, Tranche B	4.50%	#	04/23/2020	3,011,250
2,992,500	Emdeon, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.75%	#	11/02/2018	2,982,400
3,000,000	Ion Trading Technologies Ltd., Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	05/22/2020	2,991,240
1,462,136	KAR Auction Services, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	05/19/2017	1,475,968
1,492,450	Protection One, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	03/21/2019	1,497,427
2,997,500	Total Safety, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.75%	#	03/13/2020	3,016,235
					14,974,520
Cable Television - 2.0%
3,000,000	Virgin Media Investment Holdings Ltd., Senior Secured 1st Lien Term Loan, Tranche B	3.50%	#	06/08/2020	2,972,925
Chemicals/Plastics - 8.2%
1,975,176	AI Chem & Cy SCA, Senior Secured 1st Lien Term Loan, Tranche B1	4.50%	#	10/03/2019	1,967,769
1,024,824	AI Chem & Cy SCA, Senior Secured 1st Lien Term Loan, Tranche B2	4.50%	#	10/03/2019	1,020,981
3,000,000	Arysta Lifescience LLC, Guaranteed Senior Secured 1st Lien Term Loan	4.50%	#	05/29/2020	2,975,640
3,076,923	Clondalkin Acquisition B.V., Senior Secured 1st Lien Term Loan	5.75%	#	05/28/2020	3,084,616
2,996,286	Ineos Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	05/04/2018	2,940,585
					11,989,591
Containers and Glass Products - 4.1%
3,000,000	Pact Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	05/29/2020	2,988,750
3,000,000	Reynolds Group Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.75%	#	09/28/2018	3,012,810
					6,001,560
Cosmetics/Toiletries - 0.7%
997,500	Bausch & Lomb, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	05/17/2019	997,500
Drugs - 2.1%
3,000,000	Valeant Pharmaceuticals International, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche BE	4.50%	#	06/26/2020	2,993,625
Electronics/Electric - 4.1%
3,000,000	Allflex Holdings, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	06/05/2020	3,004,995
3,000,000	Kasima LLC, Senior Secured 1st Lien Term Loan, Tranche B	3.25%	#	05/17/2021	2,996,250
					6,001,245
Financial Intermediaries - 6.7%
2,500,000	Geo Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.25%	#	04/03/2020	2,502,350
1,200,000	National Financial Partners Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	07/01/2020	1,197,504
3,000,000	Nuveen Investments, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.20%	#	05/12/2017	2,984,070
2,995,000	Starwood Property Trust, Inc., Senior Secured 1st Lien Term Loan	3.50%	#	04/17/2020	2,990,013
					9,673,937
Food Products - 7.6%
2,000,000	CIH International, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	2.75%	#	05/01/2020	1,997,310
3,000,000	CSM Bakery Supplies LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	05/22/2020	2,979,390
3,000,000	H.J. Heinz Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.50%	#	06/07/2020	3,003,240
2,992,500	Pinnacle Foods Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche G	3.25%	#	04/29/2020	2,979,034
					10,958,974
Food/Drug Retailers - 2.1%
2,991,902	SUPERVALU, Inc., Guaranteed Senior Secured 1st Lien Term Loan	5.00%	#	03/21/2019	2,978,813
Health Care - 6.2%
2,992,500	American Renal Holdings, Inc., Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche B-DD	4.50%	#	08/20/2019	2,975,682
2,000,000	HCA, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B4	2.95%	#	05/01/2018	1,993,430
1,000,000	HCA, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B5	3.03%	#	03/31/2017	996,565
3,000,000	Surgical Care Affiliates, Inc., Guaranteed Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche C-DD	3.53%	#	06/29/2018	2,985,000
					8,950,677
Hotels/Motels/Inns and Casinos - 1.4%
2,000,000	Four Seasons Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	06/30/2020	2,012,500
Industrial Equipment - 2.1%
3,000,000	Generac Power Systems, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.50%	#	05/29/2020	2,985,000
Insurance - 2.0%
2,987,494	Asurion LLC, Senior Secured 1st Lien Term Loan, Tranche B1	4.50%	#	05/24/2019	2,965,834
Leisure - 5.8%
1,500,000	Emerald Expositions Holding, Inc., Senior Secured 1st Lien Term Loan	5.50%	#	06/30/2020	1,498,125
3,000,000	SeaWorld Parks & Entertainment, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.00%	#	05/14/2020	2,976,960
3,000,000	Weight Watchers International, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.75%	#	04/02/2020	2,987,625
865,854	WMG Acquisition Corporation, Guaranteed Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche DD	3.75%	#	07/01/2020	857,918
134,146	WMG Acquisition Corporation, Guaranteed Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche DD	3.75%	#	07/01/2020	132,917
					8,453,545
Oil and Gas - 2.1%
1,000,000	Ruby Western Pipeline Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	3.50%	#	03/27/2020	996,250
2,000,000	Ruby Western Pipeline Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	3.50%	#	03/27/2020	2,000,000
					2,996,250
Retailers (other than Food/Drug) - 4.1%
2,992,500	CDW LLC, Senior Secured 1st Lien Term Loan, Tranche B	3.50%	#	04/29/2020	2,956,500
3,000,000	Spin Holdco, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	11/14/2019	2,993,445
					5,949,945
Surface Transport - 1.7%
2,493,750	Avis Budget Car Rental LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.00%	#	03/15/2019	2,502,478
Telecommunications - 0.7%
997,500	Telesat Canada, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.50%	#	03/28/2019	1,000,617
Utilities - 4.1%
2,984,733	Calpine Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	04/02/2018	2,985,539
3,000,000	GIM Channelview Cogeneration LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	05/08/2020	3,020,010
					6,005,549
Total Bank Loan Obligations (Cost $127,811,696)					127,715,860

Short Term Investments - 36.0%
10,900,000	Federal Home Loan Banks	0.12%	#	08/01/2013	10,900,741
41,300,062	Fidelity Institutional Government Portfolio	0.01%	♦		41,300,062
Total Short Term Investments (Cost $52,200,624)					52,200,803

Total Investments - 124.0% (Cost $180,012,320)					179,916,663
Liabilities in Excess of Other Assets - (24.0)%					(34,834,844)
NET ASSETS - 100.0%					$145,081,819

# Variable rate security. Rate disclosed as of June 30, 2013.
♦ Seven-day yield as of June 30, 2013

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows+:

Tax Cost of Investments	$180,012,320
Gross Tax Unrealized Appreciation	310,798
Gross Tax Unrealized Depreciation	(406,455)
Net Tax Unrealized Appreciation (Depreciation)	$(95,657)

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure
June 30, 2013 (Unaudited)

Security Valuation.  The Funds have adopted accounting principles generally accepted in United States of America ("US GAAP") fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted market prices in active markets

Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

Level 3—Significant unobservable inputs (including the reporting entity's estimates and assumptions)

Assets and liabilities may be transferred between levels. The Funds use end of period timing recognition to account for any transfers.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy.  To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3.

Fixed-income class	Examples of Standard Inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds and notes of government and government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loan obligations	Quotations from dealers and trading systems

Investments in registered open-end management investment companies will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in private investment funds typically will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.  As of June 30, 2013, the Funds did not hold any investments in private investment funds.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swaps agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of broker dealer quotations or pricing service valuations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates.  Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the "Board"). The Valuation Committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Valuation Committee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market value. As of June 30, 2013, the Funds did not hold securities fair valued by the Valuation Committee.

The following is a summary of the fair valuations according to the inputs used to value the Funds' investments as of June 30, 20131:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Money Market Funds	$101,442,691	$24,219,916	$7,162,510	$101,590,367	$51,354,169	$41,300,062
Affiliated Mutual Funds	-	128,163,041	-	48,838,135	-	-
Exchange Traded Funds and Common Stock	-	-	-	46,724,274	-	-
Purchased Options	-	-	-	1,454,743	-	-
Total Level 1	101,442,691	152,382,957	7,162,510	198,607,519	51,354,169	41,300,062
Level 2
US Government / Agency Mortgage Backed Obligations	18,146,576,631	451,987,349	-	9,270,580	20,294,267	-
Non-Agency Residential Collateralized Mortgage Obligations	9,452,196,998	321,839,213	-	14,661,522	127,950,894	-
Other Short Term Investments	4,957,604,311	-	-	34,998,678	-	10,900,741
Non-Agency Commercial Mortgage Backed Obligations	2,277,497,057	166,864,675	-	16,977	104,293,992	-
US Government Bonds and Notes	1,910,813,725	336,889,880	-	-	42,709,537	-
Collateralized Loan Obligations	1,123,638,142	61,360,756	-	4,644,312	74,798,506	-
Foreign Corporate Bonds	-	371,543,167	666,903,960	-	128,912,814	-
US Corporate Bonds	-	321,593,026	-	-	80,239,949	-
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	-	15,964,668	1,989,379	10,075,000	11,950,155	-
Purchased Options	-	-	-	100,372	-	-
Bank Loan Obligations	-	-	-	-	-	127,715,860
Total Level 2	37,868,326,864	2,048,042,734	668,893,339	73,767,441	591,150,114	138,616,601
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	880,773,041	28,612,241	-	2,071,088	-
Total Level 3	880,773,041	28,612,241	-	2,071,088	-	-
Total	38,850,542,596	2,229,037,932	676,055,849	274,446,048	642,504,283	179,916,663
Other Financial Instruments
Level 1
Futures Contracts	-	-	-	957,774	-	-
Written Options	-	-	-	(150)	-	-
Total Level 1	-	-	-	957,624	-	-
Level 2
Swaps	-	-	-	(11,287)	-	-
Total Level 2	-	-	-	(11,287)	-	-
Level 3	-	-	-	-	-	-
Total	-	-	-	946,337	-	-

See the Schedule of Investments for further disaggregation of investment categories.
1 There were no transfers into and out of Level 1, 2 and 3 during the period ended June 30, 2013.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Total Return Bond Fund	Balance as of 3/31/2013	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Net Accretion (Amortization)	Purchases	Sales 1	Transfers Into Level 3 2	Transfers Out of Level 3 2	Balance as of 6/30/2013
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$769,302,261	$ 1,865,086	$ 56,710,453	$ 12,537,336	$ 49,062,500	$(8,704,595)	$ -	$ -	$880,773,041
Total	$769,302,261	$ 1,865,086	$ 56,710,453	$ 12,537,336	$ 49,062,500	$(8,704,595)	$ -	$ -	$880,773,041

1 Sales include all sales of securities, maturities, and paydowns.
2 Transfers between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Total Return Bond Fund	Fair Value as of 6/30/2013*	Valuation Techniques	Unobservable Input	Input Values
Non-Agency Residential Collateralized Mortgage Obligations	$880,773,041	Market Comparables, Discounted Cash Flow	Market Quotes	$67.42 - $130.32

* Level 3 securities typically are valued by pricing vendors.  The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive and principal financial officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  DoubleLine Funds Trust

By (Signature and Title) /s/ Ronald R. Redell
 Ronald R. Redell, President

Date  August 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ronald R. Redell
 Ronald R. Redell, President

Date  August 28, 2013

By (Signature and Title) /s/ Susan Nichols
 Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date August 28, 2013